Artisan Partners Funds
ARTISAN PARTNERS FUNDS, INC
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
* Non-income producing security.
# Percentages for the various classifications relate to total net assets.
^ Amount rounds to less than $1 or 0.1% or 1 share.
‡ One contract is equal to 100 shares.
Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.
Investment Abbreviations
ADR American Depositary Receipt
BOA Bank of America
BUBOR Budapest Interbank Offered Rate
CDI Certificate of Interbank Deposit
CGM Citigroup Global Markets
CITI Citibank, N.A.
DB Deutsche Bank AG
Escrow shares Financial instruments that are held by a third party, such as a bank or attorney, until certain conditions are met.
ETF Exchange Traded Fund
GDR Global Depositary Receipt
GS Goldman Sachs International
HKEX Hong Kong Stock Exchange
ICBCSB ICBC Standard Bank Plc
IO Interest Only
JIBAR Johannesburg Interbank Average Rate
JPM JPMorgan Chase Bank, N.A.
KLIBOR Kuala Lumpur Interbank Offered Rate
LSE London Stock Exchange
MIBOR Mumbai Interbank Offered Rate
MS Morgan Stanley & Co International plc
MSCS Morgan Stanley Capital Services, Inc.
OMO Open Market Operation
OTC Over-the-Counter
PIK Payment-In-Kind
Preference A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR Prague Interbank Offered Rate
Registered shares Shares in a company where the holder's name is recorded on the ownership certificate. Such shares cannot be sold until they are de-registered, which can take up to one week.
REIT Real Estate Investment Trust
SCB Standard Chartered Bank
SG Societe Generale
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor's Depository Receipts
TIIEOIS Mexican Interbank Equilibrium Interest Rate Overnight Index Swap
WIBOR Warsaw Interbank Offer Rate
Zero Coupon Indicates a debt security that does not pay periodic interest payments.  Such security is issued at a discount and matures at face (principal) amount.

Artisan Partners Funds
Currency Abbreviations
AED United Arab Emirates dirham
ALL Albanian lek
AMD Armenian dram
AUD Australian dollar
AZN Azerbaijani manat
BDT Bangladeshi taka
BRL Brazilian real
BWP Botswana pula
CAD Canadian dollar
CHF Swiss franc
CLP Chilean peso
CNH Chinese yuan offshore
CNY Chinese yuan onshore
COP Colombian peso
CZK Czech koruna
DKK Danish krone
EGP Egyptian pound
EUR Euro
GBP British pound
GEL Georgian lari
GHS Ghanaian cedi
HKD Hong Kong dollar
HUF Hungarian forint
IDR Indonesian rupiah
ILS Israel new shekel
INR Indian rupee
ISK Icelandic krona
JPY Japanese yen
KRW Korean won
KZT Kazakhstan tenge
MXN Mexican peso
MYR Malaysian ringgit
NGN Nigerian naira
NOK Norwegian krone
PEN Peruvian nuevo sol
PLN Polish zloty
RON Romanian leu
RUB Russian ruble
SEK Swedish krona
SGD Singapore dollar
THB Thailand baht
TJS Tajikistani somoni
TRY Turkish lira
TWD New Taiwan dollar
USD U.S. dollar
UYU Uruguayan peso
UZS Uzbekistani som
VND Vietnamese dong
ZAR South African rand

ARTISAN DEVELOPING WORLD FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 96.5%
BRAZIL - 9.4%
MercadoLibre, Inc.
*
117 $ 235,252
NU Holdings Ltd., Class A
*
7,603 127,278
362,530
CHINA - 19.6%
Alibaba Group Holding Ltd., ADR 836 122,542
Kanzhun Ltd., ADR 4,147 84,520
KE Holdings, Inc., ADR 4,202 66,223
Kingsoft Cloud Holdings Ltd., ADR
*
3,652 37,764
Kweichow Moutai Co. Ltd., Class A
(1)
381 75,070
Meitu, Inc.
(1)(2) *
41,127 36,826
Meituan, Class B
(1)(2) *
7,233 95,438
Tencent Holdings Ltd.
(1)
3,166 242,612
760,995
FRANCE - 2.3%
Hermes International SCA
(1)
18 43,524
Safran SA
(1)
126 43,851
87,375
INDIA - 16.1%
Apollo Hospitals Enterprise Ltd.
(1)
1,129 88,476
Eternal Ltd.
(1) *
41,755 129,544
HDFC Bank Ltd., ADR 3,435 125,518
MakeMyTrip Ltd.
*
2,112 173,403
One 97 Communications Ltd.
(1) *
4,660 67,333
PB Fintech Ltd.
(1) *
2,011 40,855
625,129
ITALY - 1.1%
Ferrari NV 118 43,645
NETHERLANDS - 4.3%
Adyen NV
(1)(2) *
104 166,674
SINGAPORE - 9.4%
Grab Holdings Ltd., Class A
*
25,230 125,899
Sea Ltd., ADR
*
1,873 238,888
364,787
SWITZERLAND - 0.9%
Cie Financiere Richemont SA
(1)
163 35,177
UNITED STATES - 33.4%
Airbnb, Inc., Class A
*
319 43,272
ARM Holdings plc, ADR
*
1,130 123,571
Cadence Design Systems, Inc.
*
298 93,261
Coca-Cola Co. (The) 1,802 125,947
Coinbase Global, Inc., Class A
*
429 97,054
Crowdstrike Holdings, Inc., Class A
*
350 163,881
Mastercard, Inc., Class A 78 44,284
Netflix, Inc.
*
452 42,334
NVIDIA Corp. 787 146,715
Snowflake, Inc., Class A
*
654 143,383
Veeva Systems, Inc., Class A
*
405 90,373
Visa, Inc., Class A 511 179,358
1,293,433
Total common stocks
(
Cost
$2,310,713) 3,739,745
Shares
Held Value
SHORT-TERM INVESTMENT - 3.4%
2
INVESTMENT COMPANY - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(3)
(Cost $130,610)
130,610 $ 130,610
Total investments - 99.9%
(Cost $2,441,323) 3,870,355
Other assets less liabilities - 0.1% 3,324
Total net assets - 100.0%
#
$ 3,873,679
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,065,380, or 27.5% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025,
the value of these securities was $298,938 or 7.7% of net assets.
(3)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 321,772 8 .3%
Consumer Discretionary 1,160,685 30 .0
Consumer Staples 201,017 5 .2
Financials 848,354 21 .9
Health Care 178,849 4 .6
Industrials 254,270 6 .6
Information Technology 708,575 18 .3
Real Estate 66,223 1 .7
Short-Term Investment 130,610 3 .4
Total investments $ 3,870,355 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 35,177 0 .9%
CNY 75,070 1 .9
EUR 254,049 6 .6
HKD 374,876 9 .7
INR 326,208 8 .4
USD 2,804,975 72 .5
Total investments $ 3,870,355 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND
Consolidated Schedule of Investments — December 31, 2025 (Unaudited)
Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS - 49.0%
ALBANIA - 1 .2%
Albanian Government Bond
4.21%, 1/15/2026 ALL 14,000 $ 170
5.00%, 2/24/2026 ALL 13,000 158
2.85%, 4/11/2027 ALL 16,700 201
4.30%, 7/10/2027 ALL 11,300 139
6.00%, 2/13/2028 ALL 9,500 121
5.25%, 1/26/2029 ALL 21,500 274
5.63%, 11/8/2030 ALL 19,000 247
4.05%, 2/7/2032 ALL 46,640 563
1,873
ARGENTINA - 1 .7%
Argentine Republic
3.88%, 7/9/2035
(1)
EUR 1,229 1,013
4.12%, 7/9/2035
(1)
2,250 1,680
4.25%, 1/9/2038
(1)
EUR 40 34
2,727
BAHAMAS - 5 .6%
Commonwealth of the Bahamas
6.00%, 11/21/2028
(2)
800 799
9.00%, 6/16/2029
(2)
870 941
6.95%, 11/20/2029
(2)
253 260
8.95%, 10/15/2032
(2)
2,660 2,993
8.25%, 6/24/2036
(2)
3,729 4,170
9,163
BENIN - 2 .1%
Benin Government Bond
4.88%, 1/19/2032
(2)
EUR 2,165 2,446
4.95%, 1/22/2035
(2)
EUR 863 945
3,391
CONGO - 1 .0%
Congo Government Bond
9.88%, 11/7/2032
(2)
1,750 1,574
ECUADOR - 0 .6%
Republic of Ecuador
6.90%, 7/31/2035
(1)(2)
1,150 1,017
EL SALVADOR - 0 .3%
Republic of El Salvador
0.25%, 4/17/2030 IO
(2)
16,229 486
0.25%, 4/17/2030 IO
(3)
1,887 58
544
GEORGIA - 0 .6%
Republic of Georgia
2.75%, 4/22/2026
(2)
980 970
GHANA - 0 .6%
Republic of Ghana
Zero Coupon, 7/3/2026
(2)
929 912
INDONESIA - 5 .1%
Republic of Indonesia
7.00%, 5/15/2027 IDR 770,000 47
6.50%, 7/15/2030 IDR 30,330,000 1,893
6.38%, 4/15/2032 IDR 4,100,000 251
7.50%, 8/15/2032 IDR 4,500,000 291
7.00%, 2/15/2033 IDR 5,500,000 347
Principal
Amount Value
INDONESIA (continued)
Republic of Indonesia (continued)
6.63%, 2/15/2034 IDR 22,000,000 $ 1,366
8.25%, 5/15/2036 IDR 9,854,000 680
7.50%, 5/15/2038 IDR 1,399,000 92
8.38%, 4/15/2039 IDR 2,121,000 149
7.13%, 8/15/2040 IDR 15,710,000 1,012
7.13%, 6/15/2043 IDR 35,323,000 2,248
8,376
IRAQ - 3 .3%
Republic of Iraq
5.80%, 1/15/2028
(2)
5,393 5,376
KAZAKHSTAN - 1 .6%
Republic of Kazakhstan
10.40%, 5/19/2027 KZT 160,000 292
16.95%, 10/9/2030 KZT 190,000 388
14.45%, 6/5/2033 KZT 380,000 714
14.00%, 2/13/2035 KZT 700,000 1,282
2,676
LAO PEOPLE'S DEMOCRATIC REPUBLIC - 2 .5%
Laos Government International Bond
11.25%, 11/12/2030
(2)
4,005 4,070
NIGERIA - 0 .9%
Federal Republic of Nigeria
6.13%, 9/28/2028
(2)
1,467 1,478
PAPUA NEW GUINEA - 1 .9%
Papua New Guinea Government International Bond
8.38%, 10/4/2028
(2)
2,925 3,027
PERU - 6 .5%
Bonos de la Tesoreria
5.40%, 8/12/2034 PEN 35,550 10,544
ROMANIA - 5 .7%
Romania Government Bond
8.00%, 4/29/2030 RON 7,400 1,790
5.75%, 9/16/2030
(2)
470 486
8.25%, 9/29/2032 RON 6,815 1,695
7.50%, 7/27/2033 RON 4,245 1,023
3.50%, 4/3/2034
(2)
EUR 287 299
7.10%, 7/31/2034 RON 7,665 1,808
6.75%, 4/25/2035 RON 1,095 253
3.88%, 10/29/2035
(2)
EUR 263 270
6.13%, 10/7/2037
(2)
EUR 895 1,060
6.00%, 9/24/2044
(2)
EUR 277 314
4.63%, 4/3/2049
(2)
EUR 381 354
9,352
SURINAME - 3 .1%
Suriname Government International Bond
7.70%, 11/6/2030
(2)
2,300 2,378
8.50%, 11/6/2035
(2)
2,478 2,685
5,063
TAJIKISTAN - 2 .4%
Republic of Tajikistan
7.13%, 9/14/2027
(2)
3,833 3,852

Artisan Partners Funds
Principal
Amount Value
UZBEKISTAN - 0 .7%
National Bank of Uzbekistan
17.95%, 7/17/2028
(2)
UZS 3,600,000 $ 305
Republic of Uzbekistan International Bond
5.38%, 5/29/2027
(2)
EUR 509 613
15.50%, 2/25/2028
(2)
UZS 2,500,000 218
1,136
ZAMBIA - 1 .6%
Republic of Zambia
5.75%, 6/30/2033
(1)(2)
2,682 2,648
Total sovereign government bonds
(
Cost
$75,080) 79,769
CORPORATE BONDS - 16.2%
ANGOLA - 0 .2%
Azule Energy Finance plc
8.13%, 1/23/2030
(2)
400 401
ARGENTINA - 1 .4%
Cia General de Combustibles SA
11.88%, 11/28/2030
(2)
800 787
Empresa Distribuidora de Electricidad de Mendoza SA
9.75%, 7/28/2031
(1)(2)
599 590
MSU Energy SA
9.75%, 12/5/2030
(2)
967 936
2,313
BRAZIL - 3 .2%
Constellation Oil Services Holding SA
9.38%, 11/7/2029
(2)
440 458
Creditas Financial Solutions Ltd.
10.50%, 4/28/2029 600 599
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031
(2)
1,368 1,201
Oceanica Lux
13.00%, 10/2/2029
(2)
600 604
OHI Group SA
13.00%, 7/22/2029
(2)
770 782
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027
(2)
67 39
11.00% Cash, or 12.00% PIK, 12/31/2028
(2)
173 12
Vamos Europe SA
9.20%, 1/26/2031
(2)
1,500 1,434
5,129
CAMEROON - 0 .4%
Golar LNG Ltd.
7.75%, 9/19/2029
(2)
600 594
COLOMBIA - 0 .8%
Canacol Energy Ltd.
5.75%, 11/24/2028
(2)(4)
1,330 383
Gran Tierra Energy, Inc.
9.50%, 10/15/2029
(2)
1,220 859
1,242
LUXEMBOURG - 0 .3%
IuteCredit Finance Sarl
12.00%, 12/6/2030
(2)
EUR 350 410
Principal
Amount Value
MEXICO - 0 .2%
Tecnologias Diffiere SAPI de CV
15.50%, 7/16/2028
350 $ 372
MOLDOVA, REPUBLIC OF - 0 .4%
Aragvi Finance International DAC
11.13%, 11/20/2029
(2)
590 589
NETHERLANDS - 0 .2%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029 400 384
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044
(2)
166 5
389
NORWAY - 0 .3%
DOF Group ASA
8.13%, 9/16/2030
(2)
200 204
Panoro Energy ASA
10.25%, 12/11/2029 260 264
468
SOUTH AFRICA - 2 .3%
Absa Bank Ltd., Credit-Linked Note
Zero Coupon, 1/22/2026 EGP 69,600 1,429
Zero Coupon, 4/16/2026 EGP 73,800 1,441
Zero Coupon, 10/29/2026 EGP 47,000 811
3,681
SWAZILAND - 0 .4%
Central Bank of Eswatini
11.88%, 5/8/2027 ZAR 6,000 372
12.18%, 8/1/2030 ZAR 5,000 309
681
TURKEY - 1 .4%
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre
Otoyolu Yatirim ve I
7.54%, 10/31/2027
(2)
1,170 1,198
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036
(2)
1,128 1,148
2,346
UNITED ARAB EMIRATES - 0 .2%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028
(2)
373 406
UNITED KINGDOM - 2 .1%
ACG Holdco 1 plc
14.75%, 1/13/2029 1,400 1,522
Galileo Global Technologies Ltd.
13.75%, 3/4/2028 119 119
13.75%, 3/4/2028
(2)(5)(6)
250 100
Zero Coupon, 11/14/2099
(5)(6)
24 —
Salmon Group Ltd.
15.00%, 5/5/2028 640 646
Trident Energy Finance plc
12.50%, 11/30/2029
(2)
950 967
3,354
URUGUAY - 0 .9%
Navios South American Logistics, Inc.
8.88%, 7/14/2030
(2)
1,400 1,455
UZBEKISTAN - 1 .5%
TBC Bank JSCB, Credit-Linked Note
22.00%, 6/5/2028
(5)(6)
UZS 19,800,000 1,793

Artisan Partners Funds
Principal
Amount Value
UZBEKISTAN (continued)
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027
(2)
UZS 7,940,000 $ 707
2,500
Total corporate bonds
(
Cost
$26,267) 26,330
BANK LOANS - 4.2%
COTE D'IVOIRE - 2 .2%
Republic of Cote d'Ivoire First Lien Term Loan
(SOFR + 2.85%), 4.92%, 3/18/2026
(7)
EUR 1,400 1,637
(SOFR + 2.85%), 4.92%, 7/17/2026
(5)(6)(7)
EUR 1,693 1,990
3,627
PARAGUAY - 0 .2%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.24%, 12/11/2026
(5)(6)(7)
343 289
TANZANIA - 1 .8%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.45%), 9.13%, 4/29/2031
(5)(6)(7)
40 40
(SOFR + 5.20%), 9.13%, 1/15/2032
(5)(6)(7)
600 600
(SOFR + 5.20%), 9.30%, 1/15/2032
(5)(6)(7)
840 840
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.46%, 3/5/2031
(5)(6)(7)
1,450 1,441
2,921
Total bank loans
(
Cost
$6,831) 6,837
CONVERTIBLE BOND - 0.2%
CANADA - 0 .2%
Lithium Argentina AG
1.75%, 1/15/2027
(Cost $396)
437 395
Shares
Held
COMMON STOCK - 0.0%
NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR
(5)(6)
*
(Cost $–) 1 —
Principal
Amount
SHORT-TERM INVESTMENTS - 23.9%
SOVEREIGN GOVERNMENT TREASURY BILLS - 13.8%
ALBANIA - 0 .6%
Republic of Albania
2.67%, 3/26/2026
(8)
ALL 51,200 618
2.25%, 4/16/2026
(8)
ALL 7,700 93
3.15%, 7/16/2026
(8)
ALL 15,900 190
901
EGYPT - 5 .3%
Arab Republic of Egypt
18.57%, 1/20/2026
(8)
EGP 45,250 939
20.40%, 1/27/2026
(8)
EGP 28,775 594
21.45%, 2/3/2026
(8)
EGP 60,125 1,236
22.78%, 2/24/2026
(8)
EGP 27,800 563
23.65%, 3/17/2026
(8)
EGP 32,900 657
22.76%, 3/31/2026
(8)
EGP 113,125 2,246
23.88%, 4/7/2026
(8)
EGP 28,275 557
23.96%, 6/16/2026
(8)
EGP 18,250 345
23.55%, 8/18/2026
(8)
EGP 21,850 399
Principal
Amount Value
EGYPT (continued)
Arab Republic of Egypt (continued)
23.54%, 9/1/2026
(8)
EGP 25,975 $ 471
23.54%, 9/8/2026
(8)
EGP 34,425 621
8,628
NIGERIA - 5 .7%
Nigeria OMO Bill
31.03%, 1/6/2026
(8)
NGN 2,720,710 1,880
19.25%, 2/3/2026
(8)
NGN 279,750 190
17.46%, 2/10/2026
(8)
NGN 193,000 131
25.66%, 2/23/2026
(8)
NGN 425,000 285
19.05%, 2/24/2026
(8)
NGN 1,648,697 1,108
25.77%, 2/25/2026
(8)
NGN 425,000 284
20.46%, 3/17/2026
(8)
NGN 778,024 516
20.44%, 3/24/2026
(8)
NGN 326,375 215
18.76%, 4/7/2026
(8)
NGN 885,363 583
20.54%, 4/14/2026
(8)
NGN 3,176,476 2,074
19.08%, 4/21/2026
(8)
NGN 48,956 32
19.19%, 4/28/2026
(8)
NGN 625,000 407
19.42%, 5/12/2026
(8)
NGN 570,850 369
19.72%, 6/9/2026
(8)
NGN 413,636 263
19.79%, 6/23/2026
(8)
NGN 625,000 395
19.83%, 7/7/2026
(8)
NGN 580,000 364
19.82%, 7/14/2026
(8)
NGN 413,637 258
9,354
URUGUAY - 2 .2%
Banco Central del Uruguay
7.45%, 6/5/2026
(8)
UYU 3,500 87
7.46%, 6/26/2026
(8)
UYU 14,400 356
7.44%, 7/31/2026
(8)
UYU 25,744 632
7.42%, 9/4/2026
(8)
UYU 65,009 1,585
7.38%, 10/2/2026
(8)
UYU 40,786 989
3,649
Total sovereign government treasury bills
(
Cost
$21,996 ) 22,532
U.S. TREASURY OBLIGATIONS - 10.0%
U.S. Treasury Bills
2.97%, 1/13/2026
(8)
3,000 2,997
3.28%, 1/27/2026
(8)
6,500 6,484
3.38%, 2/10/2026
(8)
6,800 6,774
Total U.S. treasury obligations
(
Cost
$16,252 ) 16,255
Shares
Held
2
INVESTMENT COMPANY - 0 .1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(9)
(Cost $90)
90 90
Total short-term investments
(
Cost
$38,338) 38,877
Total investments - 93.5%
(Cost $146,912) 152,208
Other assets less liabilities - 6.5% 10,632
Total net assets - 100.0%
#
$ 162,840
(1)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent predetermined trigger. The interest rate shown was the current rate as of December 31, 2025.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025,
the value of these securities was $63,215 or 38.8% of net assets.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Defaulted security and/or issuer.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Artisan Partners Funds
(6)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $7,093, or 4.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(7)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of December 31, 2025.
(8)
Yield to maturity.
(9)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 1,434 0 .9%
Consumer Staples 878 0 .6
Energy 9,449 6 .2
Financials 15,437 10 .2
Industrials 3,801 2 .5
Materials 1,973 1 .3
Sovereign Government Securities 79,769 52 .4
Utilities 590 0 .4
Short-Term Investments 38,877 25 .5
Total investments $ 152,208 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
ALL $ 2,774 1 .8%
EGP 12,309 8 .1
EUR 11,385 7 .5
IDR 8,376 5 .5
KZT 2,676 1 .8
NGN 9,354 6 .2
PEN 10,544 6 .9
RON 6,569 4 .3
USD 80,868 53 .1
UYU 3,649 2 .4
UZS 3,023 2 .0
ZAR 681 0 .4
Total investments $ 152,208 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
CZK 120,510 EUR 4,979 SCB 1/5/2026 10
CZK 2,630 USD 126 SCB 1/5/2026 2
PLN 547 EUR 129 SCB 1/5/2026 —
^
UZS
**
6,600,000 USD 457 JPM 1/7/2026 92
TRY 13,700 USD 313 SCB 1/20/2026 3
EGP
**
28,466 USD 579 DB 1/22/2026 15
KZT
**
263,200 USD 498 SCB 1/26/2026 17
TRY 88,647 USD 1,985 SCB 1/26/2026 46
EGP
**
28,400 USD 498 SG 1/29/2026 93
TRY 104,900 USD 2,358 SCB 2/2/2026 32
BRL
**
3,900 USD 702 CGM 2/3/2026 4
CZK 120,510 EUR 4,981 SCB 2/3/2026 3
CZK 2,630 USD 128 SCB 2/3/2026 —
^
EUR 178 RON 910 SCB 2/3/2026 —
^
PLN 162 EUR 38 SCB 2/3/2026 —
^
USD 6,465 RON 28,020 SCB 2/3/2026 11
EGP
**
27,500 USD 555 SG 2/24/2026 12
UYU
**
9,600 USD 242 DB 3/4/2026 2
UYU
**
13,000 USD 322 DB 3/16/2026 8
UYU
**
20,000 USD 490 JPM 3/16/2026 18
INR
**
288,610 USD 3,176 CGM 3/18/2026 15
MXN 14,082 USD 776 JPM 3/18/2026 1
MXN 4,400 USD 242 SCB 3/18/2026 —
^
MYR
**
6,185 USD 1,507 MSCS 3/18/2026 22
PEN
**
2,582 USD 763 CGM 3/18/2026 3
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
USD 15,340 EUR 12,984 SCB 3/18/2026 30
IDR
**
1,600,000 USD 95 CGM 3/25/2026 1
USD 8,506 IDR
**
142,308,891 CGM 3/25/2026 2
GHS 862 USD 63 JPM 3/26/2026 15
GHS 1,293 USD 94 JPM 3/30/2026 23
KZT
**
173,498 USD 311 CITI 3/30/2026 23
KZT
**
452,414 USD 812 DB 3/30/2026 58
GHS
**
4,910 USD 378 JPM 3/31/2026 81
TJS
**
4,710 USD 405 ICBCSB 4/6/2026 94
GHS 790 USD 63 JPM 4/14/2026 8
KZT
**
458,744 USD 812 ICBCSB 4/30/2026 62
KZT
**
456,772 USD 812 SG 4/30/2026 58
KZT
**
80,622 USD 144 SG 5/8/2026 8
AZN
**
440 USD 249 SCB 6/3/2026 7
TRY 19,197 USD 393 SCB 6/10/2026 5
EGP
**
30,834 USD 609 SCB 6/17/2026 1
UZS
**
9,562,900 USD 703 JPM 7/7/2026 61
BDT
**
13,761 USD 108 SCB 8/10/2026 1
KZT
**
70,959 USD 120 SG 11/12/2026 7
UZS
**
23,810,000 USD 1,814 ICBCSB 11/12/2026 38
AMD
**
94,710 USD 241 ICBCSB 11/13/2026 1
KZT
**
750,000 USD 1,269 ICBCSB 11/13/2026 77
KZT
**
261,600 USD 443 SCB 11/13/2026 26
AMD
**
28,800 USD 73 CITI 11/17/2026 —
^
UZS
**
9,532,059 USD 730 DB 11/20/2026 11
AZN
**
161 USD 90 JPM 12/15/2026 2
UZS
**
24,243,000 USD 1,797 DB 5/12/2027 20
AMD
**
129,840 USD 309 JPM 11/14/2028 4
Total unrealized appreciation 1,133
EUR 4,986 CZK 120,510 SCB 1/5/2026 (3)
EUR 129 PLN 547 SCB 1/5/2026 (1)
USD 128 CZK 2,630 SCB 1/5/2026 ( — )
^
EUR 178 RON 910 SCB 1/8/2026 (1)
RON 910 EUR 179 SCB 1/8/2026 ( — )
^
RON 28,020 USD 6,474 SCB 1/8/2026 (10)
USD 6,362 RON 28,020 SCB 1/8/2026 (101)
USD 1,320 EGP
**
65,298 JPM 1/22/2026 (42)
UZS
**
6,580,000 USD 548 DB 1/22/2026 (3)
USD 567 KZT
**
300,000 DB 1/26/2026 (21)
USD 74 UZS
**
910,000 SCB 1/28/2026 (2)
BRL
**
45,840 USD 8,375 CGM 2/3/2026 (75)
EUR 91 PLN 385 SCB 2/3/2026 ( — )
^
EUR 235 USD 277 SCB 3/18/2026 (1)
USD 9,915 PEN
**
33,547 CGM 3/18/2026 (38)
USD 674 ZAR 11,446 JPM 3/18/2026 (13)
BDT
**
8,894 USD 72 SCB 3/25/2026 ( — )
^
USD 1,331 KZT
**
723,500 CITI 3/30/2026 (60)
USD 611 KZT
**
330,500 DB 3/30/2026 (24)
USD 1,274 EGP
**
65,344 JPM 4/16/2026 (51)
BDT
**
4,633 USD 37 JPM 6/9/2026 ( — )
^
BDT
**
14,096 USD 111 JPM 9/9/2026 (1)
BDT
**
9,293 USD 74 JPM 9/21/2026 (1)
USD 688 EGP
**
37,474 JPM 10/29/2026 (21)
UZS
**
1,580,000 USD 123 DB 12/7/2026 (1)
UZS
**
2,797,258 USD 203 DB 12/13/2027 (2)
Total unrealized depreciation (472)
Net unrealized appreciation 661
** Non-deliverable.

Artisan Partners Funds
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
($)
Notional
Value
( $ )
Unrealized
Appreciation
( $ )
Short Position Contracts
Euro-Bobl (16) 3/6/2026 EUR (1,600) (2,184) 7
Euro-Bund (23) 3/6/2026 EUR (2,300) (3,448) 23
Euro-Buxl (3) 3/6/2026 EUR (300) (388) 5
Euro-Schatz (5) 3/6/2026 EUR (500) (627) 1
U.S. Treasury 2 Year Note (41) 3/31/2026 USD (8,200) (8,560) 3
U.S. Treasury 5 Year Note (206) 3/31/2026 USD (20,600) (22,517) 87
U.S. Treasury 10 Year Note (41) 3/20/2026 USD (4,100) (4,610) 34
U.S. Treasury 10 Year Ultra Note (47) 3/20/2026 USD (4,700) (5,406) 47
Net unrealized appreciation 207

Artisan Partners Funds
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Floating Rate Index (Frequency) Fixed Rate (%) (Frequency)
Fund Pays/
Receives
Floating
Rate Termination Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
6 month PRIBOR semi-annually 3.95 annually Pay 12/1/2030 CZK 31,850 6 3 9
6 month PRIBOR semi-annually 3.82 annually Pay 4/5/2034 CZK 79,500 (46) 68 22
6 month WIBOR semi-annually 4.33 annually Pay 4/15/2035 PLN 15,650 23 133 156
6 month WIBOR semi-annually 4.04 annually Pay 4/11/2030 PLN 4,650 (2) 43 41
1 day MIBOR semi-annually 6.07 semi-annually Pay 2/3/2030 INR 35,360 — 4 4
1 day MIBOR semi-annually 6.04 semi-annually Pay 2/4/2030 INR 152,072 — 16 16
1 day MIBOR semi-annually 6.06 semi-annually Pay 8/9/2029 INR 235,000 — 29 29
1 day CDI at termination 13.29 at termination Pay 1/2/2029 BRL 22,300 — 20 20
1 day MIBOR semi-annually 6.06 semi-annually Pay 2/24/2027 INR 171,000 — 17 17
1 day MIBOR semi-annually 6.19 semi-annually Pay 5/26/2033 INR 81,000 (7) 15 8
– – –
Total positive value (26) 348 322
3 month JIBAR quarterly 7.13 quarterly Receive 8/19/2030 ZAR 4,300 — (6) (6)
6 month PRIBOR semi-annually 3.74 annually Pay 2/14/2035 CZK 29,100 — (8) (8)
6 month PRIBOR semi-annually 3.58 annually Pay 5/13/2035 CZK 112,100 (148) 26 (122)
1 day MIBOR semi-annually 5.76 semi-annually Pay 4/9/2030 INR 478,900 16 (28) (12)
3 month KLIBOR quarterly 3.25 quarterly Pay 11/5/2030 MYR 13,200 — (14) (14)
1 day MIBOR semi-annually 5.64 semi-annually Pay 10/24/2030 INR 363,350 (11) (28) (39)
1 day MIBOR semi-annually 5.70 semi-annually Pay 7/11/2030 INR 103,000 5 (11) (6)
1 day CDI at termination 13.28 at termination Pay 1/3/2028 BRL 91,750 (8) (46) (54)
1 day CDI at termination 13.40 at termination Pay 1/3/2028 BRL 9,300 — (1) (1)
1 day TIIEOIS monthly 7.29 monthly Pay 9/13/2030 MXN 192,800 26 (196) (170)
– – –
Total negative value (120) (312) (432)
Total (146) 36 (110)
OTC TOTAL RETURN SWAP CONTRACTS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty Maturity Date
Notional Amount
($)
Upfront
Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 1/6/2026 7,234 – 6 6
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 6/28/2026 9,132 – 2 2
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 6/27/2026 10,712 – (3) (3)
– 5 5
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN FLOATING RATE FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Principal amount, shares and dollar values in thousands

Artisan Partners Funds
Principal
Amount Value
BANK LOANS - 83.8%
AEROSPACE & DEFENSE - 0 .4%
TransDigm, Inc. First Lien Term Loan M
(SOFR + 2.50%), 6.22%, 8/19/2032
(1)
367 $ 368
AUTOMOBILE COMPONENTS - 2 .2%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.58%, 1/31/2028
(1)
776 593
(SOFR + 5.00%), 8.83%, 1/31/2028
(1)
766 591
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 9.67%, 12/3/2029
(1)
877 845
2,029
BROADLINE RETAIL - 0 .6%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 2.50%), 6.34%, 11/8/2032
(1)
605 606
BUILDING PRODUCTS - 1 .4%
CP Atlas Buyer, Inc. First Lien Term Loan B
(SOFR + 5.25%), 8.97%, 7/8/2030
(1)
496 479
Quikrete Holdings, Inc. First Lien Term Loan B2
(SOFR + 2.25%), 5.97%, 3/19/2029
(1)
877 880
1,359
CAPITAL MARKETS - 8 .3%
Edelman Financial Engines Center LLC (The) First Lien Term Loan
(SOFR + 3.00%), 6.72%, 4/7/2028
(1)
1,323 1,328
Edelman Financial Engines Center LLC (The) Second Lien Term Loan
(SOFR + 5.25%), 8.97%, 10/20/2028
(1)
1,470 1,465
Jump Financial LLC First Lien Term Loan B
(SOFR + 3.50%), 7.17%, 2/26/2032
(1)
985 970
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.22%, 7/31/2031
(1)
2,359 2,324
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 5.75%), 9.47%, 2/16/2032
(1)
1,500 1,482
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.22%, 10/16/2031
(1)
210 211
7,780
CHEMICALS - 3 .4%
Bakelite US Holdco, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.42%, 12/23/2031
(1)
1,683 1,626
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 7.93%, 4/9/2032
(1)
1,372 1,367
SCIL IV LLC First Lien Term Loan B2
(SOFR + 4.00%), 7.79%, 11/8/2032
(1)
172 172
3,165
COMMERCIAL SERVICES & SUPPLIES - 4 .4%
Astro Acquisition LLC First Lien Term Loan
(SOFR + 3.25%), 7.12%, 8/30/2032
(1)
304 306
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.07%, 12/21/2028
(1)
1,256 1,231
Filtration Group Corp. First Lien Term Loan B
(SOFR + 2.75%), 6.47%, 10/23/2028
(1)
636 639
OMNIA Partners LLC First Lien Term Loan C
(SOFR + 2.75%), 6.45%, 12/31/2032
(1)
450 451
Pye-Barker Fire & Safety LLC First Lien Term Loan
(SOFR + 2.50%), 6.04%, 12/16/2032
(1)
1,523 1,531
4,158
Principal
Amount Value
COMMUNICATIONS EQUIPMENT - 4 .3%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.55%, 11/30/2029
(1)
2,414 $ 2,400
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.06%, 12/24/2030
(1)
1,644 1,617
4,017
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .5%
Chefs' Warehouse, Inc. (The) First Lien Term Loan
(SOFR + 3.00%), 6.72%, 8/23/2029
(1)
451 452
CONTAINERS & PACKAGING - 1 .9%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.69%, 6/28/2028
(1)
1,881 1,821
DISTRIBUTORS - 0 .4%
Core & Main LP First Lien Term Loan D
(SOFR + 2.00%), 5.69%, 7/27/2028
(1)
198 198
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 7.67%, 11/30/2030
(1)
133 133
331
DIVERSIFIED CONSUMER SERVICES - 0 .4%
KUEHG Corp. First Lien Term Loan
(SOFR + 2.75%), 6.42%, 6/12/2030
(1)
343 332
ENTERTAINMENT - 1 .8%
The Liberty Co. Insurance Brokers LLC First Lien Term Loan
(SOFR + 3.75%), 7.52%, 10/15/2032
(1)
1,691 1,697
FINANCIAL SERVICES - 1 .3%
Blackhawk Network Holdings, Inc. First Lien Term Loan B2
(SOFR + 4.00%), 7.67%, 3/12/2029
(1)
891 894
Orion US Finco, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.43%, 10/8/2032
(1)
172 173
Orion US Finco, Inc. Second Lien Term Loan
(SOFR + 6.00%), 9.78%, 10/10/2033
(1)
144 145
1,212
FOOD PRODUCTS - 2 .4%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 8.72%, 11/5/2031
(1)
2,101 1,980
B&G Foods, Inc. First Lien Term Loan B5
(SOFR + 3.50%), 7.42%, 10/10/2029
(1)
254 244
2,224
GROUND TRANSPORTATION - 1 .3%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 11.69%, 2/20/2029
(1)
90 82
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 11.69%, 2/20/2029
(1)
255 235
(SOFR + 8.00%), 11.89%, 8/20/2029
(1)
727 276
Vortex Opco LLC First Lien Term Loan
(SOFR + 8.25%), 12.25%, 4/30/2030
(1)
638 643
1,236
HEALTH CARE EQUIPMENT & SUPPLIES - 0 .1%
Medline Borrower LP First Lien Term Loan
(SOFR + 1.75%), 5.92%, 10/23/2028
(1)
73 73
HOTEL & RESORT REITS - 1 .3%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.20%, 6/30/2031
(1)
1,236 1,239

Artisan Partners Funds
Principal
Amount Value
HOTELS, RESTAURANTS & LEISURE - 8 .3%
19th Holdings Golf LLC First Lien Term Loan
(SOFR + 3.25%), 7.13%, 2/7/2029
(1)
2,207 $ 2,221
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.47%, 9/30/2030
(1)
1,269 1,175
Dave & Buster's, Inc. First Lien Term Loan B
(SOFR + 3.25%), 7.13%, 6/29/2029
(1)
892 819
(SOFR + 3.25%), 7.13%, 11/3/2031
(1)
134 119
Life Time, Inc. First Lien Term Loan
(SOFR + 2.00%), 5.78%, 11/5/2031
(1)
385 386
Motion Finco SARL First Lien Term Loan B3
(SOFR + 3.50%), 7.17%, 11/13/2029
(1)(2)
609 539
Peninsula Pacific Entertainment LLC First Lien Term Loan B
(SOFR + 4.75%), 8.42%, 10/1/2032
(1)
156 156
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 8.72%, 5/15/2028
(1)
1,430 1,434
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, or 13.50% PIK, 2/16/2027 936 940
7,789
HOUSEHOLD DURABLES - 3 .3%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 7.27%, 6/29/2028
(1)
3,362 3,126
INSURANCE - 8 .8%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 6.97%, 6/21/2032
(1)
1,637 1,636
Acrisure LLC First Lien Term Loan B6
(SOFR + 3.00%), 6.72%, 11/6/2030
(1)
387 386
Alera Group, Inc. First Lien Term Loan
(SOFR + 3.25%), 6.97%, 5/31/2032
(1)
589 591
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.22%, 5/30/2033
(1)
622 633
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.47%, 12/29/2031
(1)
135 135
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 6.95%, 2/18/2031
(1)(2)
387 386
Baldwin Insurance Group Holdings LLC (The) First Lien Term Loan B2
(SOFR + 2.50%), 6.25%, 5/26/2031
(1)
515 513
Cross Financial Corp. First Lien Term Loan B4
(SOFR + 2.75%), 6.47%, 10/31/2031
(1)
561 562
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.00%), 6.75%, 1/8/2032
(1)
341 342
IMA Financial Group, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.92%, 11/1/2028
(1)
219 219
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.54%, 12/9/2032
(1)(2)
275 275
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan B
(SOFR + 2.75%), 6.59%, 3/15/2030
(1)(2)
403 403
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.00%), 7.21%, 7/2/2031
(1)
919 920
Trucordia Insurance Holdings LLC First Lien Term Loan
(SOFR + 3.25%), 6.97%, 6/17/2032
(1)
900 893
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 8.75%, 5/6/2032
(1)
357 361
8,255
IT SERVICES - 7 .2%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.07%, 12/6/2027
(1)
2,610 2,613
X Corp. First Lien Term Loan B1
(SOFR + 6.50%), 10.45%, 10/26/2029
(1)
1,984 1,947
X Corp. First Lien Term Loan B3
9.50%, 10/26/2029 2,173 2,164
6,724
Principal
Amount Value
LEISURE PRODUCTS - 7 .3%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.69%, 6/30/2031
(1)
149 $ 150
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.00%, 9/29/2031
(1)
2,978 2,940
Latham Pool Products, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.72%, 2/23/2029
(1)
1,431 1,427
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 7.93%, 6/1/2028
(1)
1,579 1,429
(SOFR + 5.50%), 9.95%, 6/1/2029
(1)
54 49
Peloton Interactive, Inc. First Lien Term Loan
(SOFR + 5.50%), 9.22%, 5/30/2029
(1)
794 798
6,793
MEDIA - 0 .8%
MJH Healthcare Holdings LLC First Lien Term Loan B
(SOFR + 2.75%), 6.47%, 1/29/2029
(1)
350 313
(SOFR + 3.75%), 7.47%, 1/29/2029
(1)
231 211
Virgin Media Bristol LLC First Lien Term Loan Y
(SOFR + 3.18%), 7.05%, 3/31/2031
(1)
238 236
760
PASSENGER AIRLINES - 1 .4%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.74%, 4/1/2031
(1)
1,271 1,282
PHARMACEUTICALS - 0 .4%
Paradigm Parent LLC First Lien Term Loan
(SOFR + 4.50%), 8.17%, 4/16/2032
(1)
432 379
PROFESSIONAL SERVICES - 3 .8%
Ryan LLC First Lien Term Loan
(SOFR + 3.50%), 7.22%, 11/5/2032
(1)
1,726 1,701
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.87%, 8/9/2030
(1)
1,910 1,881
3,582
SOFTWARE - 3 .9%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.50%), 6.17%, 2/24/2031
(1)
477 480
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.17%, 2/23/2032
(1)
471 478
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.17%, 2/10/2028
(1)
214 203
Ellucian Holdings, Inc. First Lien Term Loan B1
(SOFR + 2.75%), 6.47%, 10/9/2029
(1)
37 37
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 8.47%, 11/15/2032
(1)
113 114
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 8.57%, 7/27/2027
(1)
672 319
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 7.72%, 4/5/2030
(1)
1,030 897
UKG, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.34%, 2/10/2031
(1)
1,136 1,137
3,665
SPECIALTY RETAIL - 1 .5%
Evergreen Acqco 1 LP First Lien Term Loan
(SOFR + 3.00%), 6.70%, 9/17/2032
(1)
225 225
Great Outdoors Group LLC First Lien Term Loan B
(SOFR + 3.25%), 6.97%, 1/23/2032
(1)
990 995
Park River Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.49%, 3/17/2031
(1)
168 169
1,389
TEXTILES, APPAREL & LUXURY GOODS - 0 .7%
Beach Acquisition Bidco LLC First Lien Term Loan B1
(SOFR + 3.25%), 6.92%, 9/13/2032
(1)
270 272

Artisan Partners Funds
Security
Country
Trading
Currency
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.95%, 2/18/2031
United Kingdom
USD
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan, 6.54%,
12/9/2032
Canada
USD
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan B, 6.59%,
3/15/2030
Canada
USD
Motion Finco SARL First Lien Term Loan B3, 7.17%, 11/13/2029
Luxembourg
USD
Principal
Amount Value
TEXTILES, APPAREL & LUXURY GOODS (continued)
Champ Acquisition Corp. First Lien Term Loan
(SOFR + 4.00%), 7.60%, 11/7/2031
(1)
371 $ 372
644
Total bank loans
(
Cost
$79,820) 78,487
CORPORATE BONDS - 4.7%
BUILDING PRODUCTS - 0 .4%
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/2033
(3)
223 235
CP Atlas Buyer, Inc.
9.75%, 7/15/2030
(3)
75 78
313
CAPITAL MARKETS - 0 .6%
Goldman Sachs Capital II
(SOFR + 1.03%), 4.82%, 2/1/2026
(1)(4)
720 587
CHEMICALS - 0 .5%
Perimeter Holdings LLC
6.25%, 1/15/2034
(3)
455 452
HEALTH CARE PROVIDERS & SERVICES - 0 .4%
National Mentor Holdings, Inc.
10.50%, 12/15/2030
(3)
397 399
HOTELS, RESTAURANTS & LEISURE - 1 .9%
TKC Holdings, Inc.
6.88%, 5/15/2028
(3)
371 375
10.50%, 5/15/2029
(3)
1,371 1,409
1,784
INSURANCE - 0 .5%
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 7/15/2033
(3)
443 448
PROFESSIONAL SERVICES - 0 .0%
^
VT Topco, Inc.
8.50%, 8/15/2030
(3)
30 31
SPECIALTY RETAIL - 0 .2%
Park River Holdings, Inc.
8.00%, 3/15/2031
(3)
168 173
TEXTILES, APPAREL & LUXURY GOODS - 0 .2%
S&S Holdings LLC
8.38%, 10/1/2031
(3)
209 200
Total corporate bonds
(
Cost
$4,407) 4,387
Shares
Held
COMMON STOCKS - 0.6%
GROUND TRANSPORTATION - 0 .0%
^
SIRVA Worldwide, Inc.
*
2 1
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .4%
MP Topco Holdings LLC
*
24 368
SOFTWARE - 0 .2%
Matrix Exit Equity
*
16 186
Total common stocks
(
Cost
$391) 555
Shares
Held Value
PREFERRED STOCK - 0.1%
GROUND TRANSPORTATION - 0 .1%
SIRVA Worldwide, Inc.
*
(Cost $40)
–
^
$ 64
No. of
Warrants
‡
WARRANT - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price $10
(5)(6)
*
(Cost $—)
1 —
Shares
Held
SHORT-TERM INVESTMENT - 8.7%
INVESTMENT COMPANY - 8.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(7)
(Cost $8,184)
8,184 8,184
Total investments - 97.9%
(Cost $92,842) 91,677
Other assets less liabilities - 2.1% 2,009
Total net assets - 100.0%
#
$ 93,686
(1)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of December 31, 2025.
(2)
The Fund considers the company to be from outside the United States.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Perpetual security. The rate reflected was the rate in effect on December 31, 2025. The maturity date reflects the next call date.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(7)
Represents the current yield as of December 31, 2025.
UNFUNDED LOAN COMMITMENTS
Values in thousands
Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of
$264 or
less than 0.1%
of the total net assets as of December 31, 2025, which could be drawn at the option of the borrower:
Borrower
Unfunded
Commitment
Amount
Unfunded
Value
Unrealized
Appreciation
(Depreciation)
Peninsula Pacific Entertainment LLC Delayed Draw
First Lien Term Loan B $ 36 $ 36 $ –
^
Pye-Barker Fire & Safety LLC Delayed Draw First
Lien Term Loan 228 229 1
$ – $ – $ –
$ 264 $ 265 $ 1

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 2,456 2 .7%
Consumer Discretionary 25,196 27 .5
Consumer Staples 2,676 2 .9
Financials 18,282 20 .0
Health Care 851 0 .9
Industrials 12,394 13 .5
Information Technology 14,593 15 .9
Materials 5,438 5 .9
Real Estate 1,607 1 .8
Short-Term Investment 8,184 8 .9
Total investments $ 91,677 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN FOCUS FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands except per share amounts

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 92.7%
AEROSPACE & DEFENSE - 18 .3%
Axon Enterprise, Inc.
*
47 $ 26,919
GE Aerospace 275 84,687
Howmet Aerospace, Inc. 131 26,846
Rolls-Royce Holdings plc
(1)(2)
5,351 83,176
221,628
CAPITAL MARKETS - 3 .7%
Affiliated Managers Group, Inc. 64 18,592
Nasdaq, Inc. 268 26,070
44,662
CONSUMER FINANCE - 3 .3%
Capital One Financial Corp. 163 39,460
ELECTRIC UTILITIES - 2 .4%
Constellation Energy Corp. 84 29,718
ELECTRICAL EQUIPMENT - 14 .8%
Acuity, Inc. 66 23,852
AMETEK, Inc. 89 18,220
GE Vernova, Inc. 34 22,133
Rockwell Automation, Inc. 108 42,088
Siemens Energy AG
(1)(2) *
521 73,649
179,942
HEALTH CARE EQUIPMENT & SUPPLIES - 4 .4%
Edwards Lifesciences Corp.
*
284 24,193
Intuitive Surgical, Inc.
*
51 28,813
53,006
HEALTH CARE REITS - 2 .0%
Welltower, Inc. 133 24,644
INDEPENDENT POWER AND RENEWABLE ELECTRICITY
PRODUCERS - 1 .7%
Vistra Corp. 127 20,457
PHARMACEUTICALS - 2 .2%
Eli Lilly & Co. 25 26,864
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 20 .9%
Analog Devices, Inc. 132 35,813
Applied Materials, Inc. 38 9,681
Broadcom, Inc. 156 54,055
NVIDIA Corp. 505 94,117
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(1)
197 59,828
253,494
SOFTWARE - 10 .4%
Microsoft Corp. 260 125,684
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
- 8 .6%
Apple, Inc. 384 104,394
Total common stocks
(
Cost
$779,619) 1,123,953
No. of
Contracts
‡
Value
OPTIONS PURCHASED - 5.0%
CALL OPTIONS - 3.5%
BANKS - 0.9%
JPMorgan Chase & Co.
3/20/2026 at USD 300.00; Notional Amount:
USD 33,898
1,052 $ 3,156
Wells Fargo & Co.
2/20/2026 at USD 85.00; Notional Amount:
USD 76,918
8,253 8,047
11,203
CAPITAL MARKETS - 0.9%
Goldman Sachs Group, Inc. (The)
1/16/2026 at USD 705.00; Notional Amount:
USD 52,828
601 10,558
CONSUMER FINANCE - 0.3%
Capital One Financial Corp.
3/20/2026 at USD 240.00; Notional Amount:
USD 52,665
2,173 3,325
IT SERVICES - 0.4%
Shopify, Inc.
3/20/2026 at USD 170.00; Notional Amount:
USD 69,746
4,296 5,316
MACHINERY - 0.6%
Caterpillar, Inc.
2/20/2026 at USD 500.00; Notional Amount:
USD 51,501
899 7,320
PHARMACEUTICALS - 0.2%
Eli Lilly & Co.
3/20/2026 at USD 1,030.00; Notional Amount:
USD 24,288
226 2,204
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Analog Devices, Inc.
3/20/2026 at USD 280.00; Notional Amount:
USD 23,242
857 1,131
Applied Materials, Inc.
3/20/2026 at USD 250.00; Notional Amount:
USD 19,223
748 1,868
2,999
Total Call Options 42,925
PUT OPTIONS - 1.5%
ELECTRIC UTILITIES - 0.1%
Constellation Energy Corp.
1/16/2026 at USD 350.00; Notional Amount:
USD 57,300
1,622 1,695
ELECTRICAL EQUIPMENT - 0.1%
GE Vernova, Inc.
1/16/2026 at USD 700.00; Notional Amount:
USD 21,829
334 1,718
INDEPENDENT POWER AND RENEWABLE ELECTRICITY
PRODUCERS - 0.1%
Vistra Corp.
1/16/2026 at USD 155.00; Notional Amount:
USD 47,044
2,916 837

Artisan Partners Funds
Security
Country
Trading
Currency
Rolls-Royce Holdings plc
United Kingdom
GBP
Siemens Energy AG
Germany
EUR
Taiwan Semiconductor Manufacturing Co. Ltd.
Taiwan
USD
No. of
Contracts
‡
Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%
Broadcom, Inc.
1/16/2026 at USD 380.00; Notional Amount:
USD 43,332
1,252 $ 4,344
SOFTWARE - 0.7%
Microsoft Corp.
2/20/2026 at USD 480.00; Notional Amount:
USD 239,150
4,945 7,962
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Apple, Inc.
2/20/2026 at USD 270.00; Notional Amount:
USD 45,999
1,692 1,311
Total Put Options 17,867
Total Options Purchased
(
Cost
$51,779) 60,792
Shares
Held
SHORT-TERM INVESTMENT - 1.3%
INVESTMENT COMPANY - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(3)
(Cost $16,361)
16,361 16,361
Total investments - 99.0%
(Cost $847,759) 1,201,106
Other assets less liabilities - 1.0% 11,542
Total net assets - 100.0%
#
$ 1,212,648
(1)
The Fund considers the company to be from outside the United States.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $156,825, or 12.9% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Financials $ 109,208 9 .1%
Health Care 82,074 6 .8
Industrials 410,608 34 .1
Information Technology 505,504 42 .1
Real Estate 24,644 2 .1
Utilities 52,707 4 .4
Short-Term Investment 16,361 1 .4
Total investments $ 1,201,106 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 73,649 6 .1%
GBP 83,176 6 .9
USD 1,044,281 87 .0
Total investments $ 1,201,106 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
GBP 10,545 USD 13,991 JPM 2/11/2026 222
USD 92,417 EUR 78,434 JPM 2/11/2026 78
USD 79,416 GBP 58,833 JPM 2/11/2026 117
Total unrealized appreciation 417
EUR 21,747 USD 25,603 JPM 2/11/2026 (1)
USD 3,080 EUR 2,620 JPM 2/11/2026 (5)
USD 15,275 GBP 11,448 JPM 2/11/2026 (155)
Total unrealized depreciation (161)
Net unrealized appreciation 256
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL DISCOVERY FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 96.0%
CANADA - 2 .1%
Colliers International Group, Inc. 22 $ 3,234
CHINA - 0 .5%
Hesai Group, ADR
*
38 846
DENMARK - 6 .2%
Ascendis Pharma A/S, ADR
*
34 7,182
Novonesis Novozymes B, Class B
(1)
40 2,542
9,724
FINLAND - 1 .1%
Amer Sports, Inc.
*
45 1,691
GERMANY - 2 .4%
flatexDEGIRO AG
(1)
28 1,180
Sartorius AG (Preference)
(1)
9 2,643
3,823
ITALY - 1 .8%
Brunello Cucinelli SpA
(1)
25 2,829
NETHERLANDS - 4 .0%
Argenx SE, ADR
*
7 6,205
SINGAPORE - 2 .2%
Sea Ltd., ADR
*
28 3,519
SOUTH KOREA - 0 .5%
Kakao Corp.
(1)
19 780
SWITZERLAND - 3 .5%
Galderma Group AG
(1)
11 2,328
Sandoz Group AG
(1)
43 3,104
5,432
UNITED KINGDOM - 6 .5%
3i Group plc
(1)
22 944
Babcock International Group plc
(1)
308 5,121
London Stock Exchange Group plc
(1)
15 1,855
Melrose Industries plc
(1)
285 2,243
10,163
UNITED STATES - 65 .2%
API Group Corp.
*
90 3,459
Astera Labs, Inc.
*
10 1,633
Baker Hughes Co., Class A 53 2,408
CCC Intelligent Solutions Holdings, Inc.
*
233 1,852
Coherent Corp.
*
9 1,747
Compass, Inc., Class A
*
146 1,538
FTAI Aviation Ltd. 11 2,072
Guidewire Software, Inc.
*
9 1,867
Ingersoll Rand, Inc. 30 2,380
Insmed, Inc.
*
26 4,603
iRhythm Technologies, Inc.
*
18 3,209
JBT Marel Corp. 18 2,767
JFrog Ltd.
*
49 3,074
Lattice Semiconductor Corp.
*
33 2,448
Liberty Media Corp-Liberty Formula One, Class C
*
37 3,678
Live Nation Entertainment, Inc.
*
24 3,450
MACOM Technology Solutions Holdings, Inc.
*
10 1,717
Medline, Inc., Class A
*
27 1,118
Modine Manufacturing Co.
*
26 3,508
MongoDB, Inc., Class A
*
5 2,174
Monolithic Power Systems, Inc. 2 2,017
Shares
Held Value
UNITED STATES (continued)
Parsons Corp.
*
27 $ 1,668
Penumbra, Inc.
*
4 1,184
PROCEPT BioRobotics Corp.
*
38 1,198
Pure Storage, Inc., Class A
*
24 1,628
RBC Bearings, Inc.
*
9 3,816
Roku, Inc., Class A
*
9 989
Ryan Specialty Holdings, Inc., Class A 18 939
SailPoint, Inc.
*
57 1,149
ServiceTitan, Inc., Class A
*
15 1,583
SiteOne Landscape Supply, Inc.
*
16 2,015
Spotify Technology SA
*
6 3,607
Teledyne Technologies, Inc.
*
3 1,495
Texas Roadhouse, Inc., Class A 9 1,421
TopBuild Corp.
*
3 1,253
Twist Bioscience Corp.
*
58 1,828
Tyler Technologies, Inc.
*
5 2,131
US Foods Holding Corp.
*
46 3,453
Veracyte, Inc.
*
68 2,850
Viking Holdings Ltd.
*
17 1,185
Waystar Holding Corp.
*
46 1,513
WESCO International, Inc. 5 1,132
West Pharmaceutical Services, Inc. 16 4,432
Wingstop, Inc. 9 2,082
Woodward, Inc. 10 3,000
Zscaler, Inc.
*
7 1,649
101,919
Total common stocks
(
Cost
$106,217) 150,165
SHORT-TERM INVESTMENT - 3.1%
2
INVESTMENT COMPANY - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(2)
(Cost $4,854)
4,854 4,854
Total investments - 99.1%
(Cost $111,071) 155,019
Other assets less liabilities - 0.9% 1,359
Total net assets - 100.0%
#
$ 156,378
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $25,569, or 16.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Represents the current yield as of December 31, 2025.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 12,504 8 .1%
Consumer Discretionary 14,826 9 .6
Consumer Staples 3,453 2 .2
Energy 2,408 1 .5
Financials 4,918 3 .2
Health Care 43,397 28 .0
Industrials 33,181 21 .4
Information Technology 28,164 18 .2
Materials 2,542 1 .6
Real Estate 4,772 3 .1
Short-Term Investment 4,854 3 .1
Total investments $ 155,019 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 3,234 2 .1%
CHF 5,432 3 .5
DKK 2,542 1 .6
EUR 6,652 4 .3
GBP 10,163 6 .6
KRW 780 0 .5
USD 126,216 81 .4
Total investments $ 155,019 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL EQUITY FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.2%
CHILE - 0 .6%
Holding Bursatil Regional SA
(1)
230 $ 1,239
CHINA - 5 .0%
Contemporary Amperex Technology Co. Ltd., Class A
(1)
51 2,691
Minth Group Ltd.
(1)
439 1,781
Shanjin International Gold Co. Ltd., Class A
(1)
416 1,437
Tencent Holdings Ltd.
(1)
36 2,720
Tencent Holdings Ltd., ADR 15 1,153
9,782
DENMARK - 1 .5%
NKT A/S
(1) *
24 2,948
FRANCE - 4 .4%
SPIE SA
(1)
150 8,640
GERMANY - 8 .7%
CTS Eventim AG & Co. KGaA
(1)
48 4,436
MTU Aero Engines AG
(1)
8 3,276
Pfisterer Holding SE
(1) *
40 3,617
Siemens Healthineers AG
(1)(2)
49 2,588
Vonovia SE
(1)
106 3,060
16,977
GREECE - 5 .7%
Alpha Bank SA
(1)
2,032 8,547
Piraeus Bank SA
(1) *
326 2,593
11,140
HONG KONG - 0 .9%
Prudential plc
(1)
117 1,812
INDONESIA - 2 .0%
First Pacific Co. Ltd.
(1)
4,989 3,815
IRELAND - 2 .1%
Permanent TSB Group Holdings plc
(1) *
1,206 4,054
ISRAEL - 1 .0%
Teva Pharmaceutical Industries Ltd., ADR
*
59 1,854
ITALY - 4 .5%
BFF Bank SpA
(1)(2) *
602 6,683
Enel SpA
(1)
200 2,087
8,770
JAPAN - 5 .2%
Hitachi Ltd.
(1)
6 186
Mitsubishi UFJ Financial Group, Inc.
(1)
189 3,008
Mitsui Fudosan Co. Ltd.
(1)
186 2,115
SKY Perfect JSAT Holdings, Inc.
(1)
238 3,037
Tokyo Gas Co. Ltd.
(1)
47 1,842
10,188
NETHERLANDS - 1 .2%
ASML Holding NV
(1)
2 1,628
Magnum Ice Cream Co. NV (The)
(1) *
40 639
2,267
RUSSIA - 0 .0%
Sberbank of Russia PJSC
(1)(3)(4)
1,137 —
SINGAPORE - 0 .2%
Singapore Technologies Engineering Ltd.
(1)
57 371
SOUTH KOREA - 13 .3%
Hanwha Aerospace Co. Ltd.
(1) *
7 4,373
Shares
Held Value
SOUTH KOREA (continued)
HD Hyundai Electric Co. Ltd.
(1)
3 $ 1,442
Hyosung Heavy Industries Corp.
(1) *
1 1,820
LIG Nex1 Co. Ltd.
(1) *
16 4,616
LS Electric Co. Ltd.
(1) *
5 1,531
MNC Solution Co. Ltd.
(1) *
34 3,318
Samsung Electronics Co. Ltd.
(1)
35 2,895
Samsung Electronics Co. Ltd., GDR
(1)(2)
1 1,507
SNT Dynamics Co. Ltd.
(1)
67 2,150
ST Pharm Co. Ltd.
(1) *
26 2,135
25,787
SPAIN - 1 .1%
CaixaBank SA
(1)
175 2,138
SWITZERLAND - 5 .2%
SGS SA
(1)
25 2,850
UBS Group AG
(1)
157 7,272
10,122
TAIWAN - 2 .4%
Taiwan Semiconductor Manufacturing Co. Ltd.
(1)
94 4,592
UNITED KINGDOM - 18 .7%
Babcock International Group plc
(1)
333 5,545
Balfour Beatty plc
(1)
261 2,489
HSBC Holdings plc (HKEX)
(1)
82 1,284
HSBC Holdings plc (LSE)
(1)
57 888
J Sainsbury plc
(1)
606 2,669
Lloyds Banking Group plc
(1)
2,884 3,801
National Grid plc
(1)
465 7,159
SSE plc
(1)
97 2,850
Tesco plc
(1)
1,237 7,368
Unilever plc
(1)
37 2,419
36,472
UNITED STATES - 13 .5%
Corning, Inc. 48 4,186
Ionis Pharmaceuticals, Inc.
*
43 3,401
Microsoft Corp. 6 2,867
Natera, Inc.
*
17 3,874
Nestle SA
(1)
5 470
S&P Global, Inc. 7 3,711
Stryker Corp. 6 2,112
Talen Energy Corp.
*
6 2,411
WESCO International, Inc. 13 3,155
26,187
Total common stocks
(
Cost
$155,495) 189,155
SHORT-TERM INVESTMENT - 2.5%
2
INVESTMENT COMPANY - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(5)
(Cost $4,888)
4,888 4,888
Total investments - 99.7%
(Cost $160,383) 194,043
Other assets less liabilities - 0.3% 712
Total net assets - 100.0%
#
$ 194,755

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
9/16/2021 - 2/11/2022
$ 4,750
$ –
0.0%
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $160,431, or 82.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025,
the value of these securities was $10,778 or 5.5% of net assets.
(3)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Security is restricted.
(5)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 11,346 5 .9%
Consumer Discretionary 1,781 0 .9
Consumer Staples 17,380 9 .0
Financials 47,030 24 .2
Health Care 15,964 8 .2
Industrials 55,018 28 .4
Information Technology 17,675 9 .1
Materials 1,437 0 .7
Real Estate 5,175 2 .7
Utilities 16,349 8 .4
Short-Term Investment 4,888 2 .5
Total investments $ 194,043 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 10,592 5 .5%
CLP 1,239 0 .6
CNY 4,128 2 .1
DKK 2,948 1 .5
EUR 53,347 27 .5
GBP 37,639 19 .4
HKD 9,600 4 .9
JPY 10,188 5 .3
KRW 24,280 12 .5
RUB – 0 .0
SGD 371 0 .2
TWD 4,592 2 .4
USD 35,119 18 .1
Total investments $ 194,043 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL OPPORTUNITIES FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.9%
BELGIUM - 2 .1%
UCB SA
(1)
140 $ 39,052
CANADA - 2 .7%
Shopify, Inc., Class A
*
303 48,766
CHINA - 4 .4%
Tencent Holdings Ltd.
(1)
1,040 79,654
FINLAND - 1 .1%
Amer Sports, Inc.
*
551 20,595
GERMANY - 0 .5%
SAP SE
(1)
35 8,525
JAPAN - 1 .2%
Keyence Corp.
(1)
62 22,499
NETHERLANDS - 5 .4%
Argenx SE, ADR
*
118 99,648
Magnum Ice Cream Co. NV (The)
(1) *
—
^
—
^
99,648
SINGAPORE - 1 .8%
Sea Ltd., ADR
*
258 32,907
SWITZERLAND - 2 .8%
Lonza Group AG
(1)
77 51,941
TAIWAN - 3 .2%
Taiwan Semiconductor Manufacturing Co. Ltd.
(1)
1,191 58,184
UNITED KINGDOM - 10 .8%
3i Group plc
(1)
210 9,123
AstraZeneca plc
(1)
244 44,955
BAE Systems plc
(1)
2,811 64,615
London Stock Exchange Group plc
(1)
270 32,490
RELX plc
(1)
671 27,124
Unilever plc
(1)
285 18,639
196,946
UNITED STATES - 59 .9%
Advanced Micro Devices, Inc.
*
170 36,335
Amazon.com, Inc.
*
489 112,823
Apple, Inc. 87 23,767
Baker Hughes Co., Class A 1,216 55,375
Boston Scientific Corp.
*
290 27,631
Broadcom, Inc. 135 46,893
Capital One Financial Corp.
105 25,355
Carrier Global Corp. 495 26,165
CBRE Group, Inc., Class A
*
308 49,468
Cencora, Inc. 82 27,545
Danaher Corp. 155 35,380
DoorDash, Inc., Class A
*
48 10,842
Eaton Corp. plc 103 32,712
GE Vernova, Inc. 75 49,059
Insmed, Inc.
*
235 40,948
L3Harris Technologies, Inc. 180 52,948
Lam Research Corp. 247 42,198
Linde plc 77 32,966
Medline, Inc., Class A
*
302 12,698
Netflix, Inc.
*
445 41,740
Oracle Corp. 242 47,148
RTX Corp. 178 32,612
Shares
Held Value
UNITED STATES (continued)
S&P Global, Inc. 75 $ 39,225
Snowflake, Inc., Class A
*
127 27,883
Somnigroup International, Inc. 216 19,313
Spotify Technology SA
*
49 28,359
West Pharmaceutical Services, Inc. 172 47,249
Williams Cos., Inc. (The) 572 34,354
Woodward, Inc. 29 8,867
Xylem, Inc. 227 30,855
1,098,713
Total common stocks
(
Cost
$1,307,863) 1,757,430
SHORT-TERM INVESTMENT - 3.0%
2
INVESTMENT COMPANY - 3.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(2)
(Cost $54,932)
54,932 54,932
Total investments - 98.9%
(Cost $1,362,795) 1,812,362
Other assets less liabilities - 1.1% 21,048
Total net assets - 100.0%
#
$ 1,833,410
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $456,801, or 24.9% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 149,753 8 .3%
Consumer Discretionary 196,480 10 .8
Consumer Staples 18,639 1 .0
Energy 89,729 5 .0
Financials 106,193 5 .9
Health Care 427,047 23 .6
Industrials 324,957 17 .9
Information Technology 362,198 20 .0
Materials 32,966 1 .8
Real Estate 49,468 2 .7
Short-Term Investment 54,932 3 .0
Total investments $ 1,812,362 100 .0%

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 51,941 2 .9%
EUR 47,577 2 .6
GBP 196,946 10 .9
HKD 79,654 4 .4
JPY 22,499 1 .2
TWD 58,184 3 .2
USD 1,355,561 74 .8
Total investments $ 1,812,362 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL UNCONSTRAINED FUND
Consolidated Schedule of Investments — December 31, 2025 (Unaudited)
Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS - 42.1%
ALBANIA - 0 .5%
Albanian Government Bond
4.21%, 1/15/2026 ALL 23,100 $ 281
5.00%, 2/24/2026 ALL 16,200 197
2.85%, 4/11/2027 ALL 68,700 828
4.30%, 7/10/2027 ALL 14,800 182
6.00%, 2/13/2028 ALL 12,500 159
5.25%, 1/26/2029 ALL 21,500 274
5.63%, 11/8/2030 ALL 26,000 338
4.05%, 2/7/2032 ALL 133,370 1,609
3,868
ARGENTINA - 1 .4%
Argentine Republic
4.12%, 7/9/2035
(1)
13,100 9,779
BAHAMAS - 4 .6%
Commonwealth of the Bahamas
6.00%, 11/21/2028
(2)
950 949
9.00%, 6/16/2029
(2)
4,567 4,939
6.95%, 11/20/2029
(2)
404 416
8.95%, 10/15/2032
(2)
12,539 14,106
8.25%, 6/24/2036
(2)
11,108 12,422
32,832
BENIN - 1 .7%
Benin Government Bond
4.88%, 1/19/2032
(2)
EUR 1,664 1,880
4.95%, 1/22/2035
(2)
EUR 6,206 6,795
6.88%, 1/19/2052
(2)
EUR 3,398 3,632
12,307
CONGO - 1 .1%
Congo Government Bond
9.88%, 11/7/2032
(2)
9,000 8,094
ECUADOR - 0 .5%
Republic of Ecuador
6.90%, 7/31/2035
(1)(2)
4,250 3,759
EL SALVADOR - 0 .2%
Republic of El Salvador
0.25%, 4/17/2030 IO
(2)
42,945 1,287
0.25%, 4/17/2030 IO
(3)
4,404 135
1,422
GEORGIA - 0 .3%
Republic of Georgia
2.75%, 4/22/2026
(2)
2,409 2,384
GHANA - 0 .3%
Republic of Ghana
Zero Coupon, 7/3/2026
(2)
2,290 2,249
GUATEMALA - 0 .4%
Republic of Guatemala
4.50%, 5/3/2026
(2)
2,450 2,450
ICELAND - 2 .3%
Republic of Iceland
8.00%, 4/15/2027 ISK 158,000 1,274
7.00%, 9/17/2035 ISK 1,620,711 13,417
Principal
Amount Value
ICELAND (continued)
Republic of Iceland (continued)
4.50%, 2/17/2042 ISK 290,100 $ 1,877
16,568
INDIA - 0 .4%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029
(2)
INR 80,000 900
International Bank for Reconstruction & Development
6.50%, 4/17/2030 INR 63,000 689
Republic of India
7.54%, 5/23/2036 INR 88,000 1,034
2,623
INDONESIA - 1 .7%
Republic of Indonesia
7.00%, 5/15/2027 IDR 2,480,000 152
6.88%, 4/15/2029 IDR 15,900,000 995
6.50%, 7/15/2030 IDR 69,000,000 4,306
7.50%, 8/15/2032 IDR 19,200,000 1,243
8.38%, 3/15/2034 IDR 30,755,000 2,105
7.13%, 8/15/2040 IDR 48,250,000 3,108
7.13%, 6/15/2042 IDR 6,672,000 425
12,334
IRAQ - 1 .9%
Republic of Iraq
5.80%, 1/15/2028
(2)
13,298 13,257
KAZAKHSTAN - 1 .5%
Republic of Kazakhstan
10.40%, 5/19/2027 KZT 605,000 1,105
16.95%, 10/9/2030 KZT 720,000 1,472
14.45%, 6/5/2033 KZT 1,600,000 3,007
14.00%, 2/13/2035 KZT 2,685,000 4,916
10,500
KENYA - 0 .1%
Republic of Kenya
7.00%, 5/22/2027
(2)
327 333
9.75%, 2/16/2031
(2)
5 5
338
LAO PEOPLE'S DEMOCRATIC REPUBLIC - 2 .1%
Laos Government International Bond
11.25%, 11/12/2030
(2)
14,605 14,842
MONGOLIA - 0 .6%
City of Ulaanbaatar Mongolia
7.75%, 8/21/2027
(2)
4,020 4,144
NIGERIA - 1 .1%
Federal Republic of Nigeria
6.13%, 9/28/2028
(2)
7,790 7,846
PAPUA NEW GUINEA - 1 .1%
Papua New Guinea Government International Bond
8.38%, 10/4/2028
(2)
7,525 7,788
PERU - 4 .1%
Bonos de la Tesoreria
5.40%, 8/12/2034 PEN 73,400 21,770
6.85%, 8/12/2035
(2)
PEN 22,800 7,304
29,074

Artisan Partners Funds
Principal
Amount Value
ROMANIA - 5 .2%
Romania Government Bond
8.00%, 4/29/2030 RON 28,000 $ 6,774
5.75%, 9/16/2030
(2)
900 930
8.25%, 9/29/2032 RON 17,580 4,374
7.50%, 7/27/2033 RON 16,000 3,855
3.50%, 4/3/2034
(2)
EUR 1,093 1,140
7.10%, 7/31/2034 RON 27,605 6,510
6.75%, 4/25/2035 RON 16,960 3,916
3.88%, 10/29/2035
(2)
EUR 1,007 1,034
6.13%, 10/7/2037
(2)
EUR 4,030 4,772
6.00%, 9/24/2044
(2)
EUR 940 1,067
4.63%, 4/3/2049
(2)
EUR 1,360 1,262
4.00%, 2/14/2051
(2)
734 504
7.63%, 1/17/2053
(2)
920 1,014
37,152
SURINAME - 2 .7%
Suriname Government International Bond
7.70%, 11/6/2030
(2)
8,800 9,097
8.50%, 11/6/2035
(2)
9,414 10,202
19,299
TAJIKISTAN - 1 .2%
Republic of Tajikistan
7.13%, 9/14/2027
(2)
8,391 8,433
TRINIDAD AND TOBAGO - 0 .3%
Republic of Trinidad and Tobago
4.50%, 8/4/2026
(2)
2,400 2,388
URUGUAY - 0 .6%
Oriental Republic of Uruguay
8.00%, 10/29/2035 UYU 171,350 4,533
UZBEKISTAN - 2 .6%
National Bank of Uzbekistan
17.95%, 7/17/2028
(2)
UZS 8,320,000 704
Republic of Uzbekistan International Bond
16.25%, 10/12/2026
(2)
UZS 2,500,000 213
5.38%, 5/29/2027
(2)
EUR 9,543 11,488
15.50%, 2/25/2028
(2)
UZS 69,070,000 6,033
18,438
ZAMBIA - 1 .6%
Republic of Zambia
5.75%, 6/30/2033
(1)(2)
11,605 11,459
Total sovereign government bonds
(
Cost
$287,160) 300,160
CORPORATE BONDS - 13.5%
ANGOLA - 0 .2%
Azule Energy Finance plc
8.13%, 1/23/2030
(2)
1,324 1,327
ARGENTINA - 1 .2%
Cia General de Combustibles SA
11.88%, 11/28/2030
(2)
2,900 2,855
Empresa Distribuidora de Electricidad de Mendoza SA
9.75%, 7/28/2031
(1)(2)
2,158 2,125
MSU Energy SA
9.75%, 12/5/2030
(2)
3,644 3,525
8,505
BRAZIL - 2 .7%
Constellation Oil Services Holding SA
9.38%, 11/7/2029
(2)
1,000 1,041
Principal
Amount Value
BRAZIL (continued)
Creditas Financial Solutions Ltd.
10.50%, 4/28/2029 2,650 $ 2,647
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031
(2)
5,688 4,992
Oceanica Lux
13.00%, 10/2/2029
(2)
2,370 2,388
OHI Group SA
13.00%, 7/22/2029
(2)
2,869 2,915
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027
(2)
90 52
11.00% Cash, or 12.00% PIK, 12/31/2028
(2)
233 16
Vamos Europe SA
9.20%, 1/26/2031
(2)
5,550 5,306
19,357
CAMEROON - 0 .5%
Golar LNG Ltd.
7.75%, 9/19/2029
(2)
800 792
7.50%, 10/2/2030
(2)
2,900 2,804
3,596
COLOMBIA - 0 .6%
Canacol Energy Ltd.
5.75%, 11/24/2028
(2)(4)
3,978 1,146
Gran Tierra Energy, Inc.
9.50%, 10/15/2029
(2)
4,380 3,084
4,230
LUXEMBOURG - 0 .2%
IuteCredit Finance Sarl
12.00%, 12/6/2030
(2)
EUR 1,400 1,640
MEXICO - 0 .2%
Tecnologias Diffiere SAPI de CV
15.50%, 7/16/2028
1,485 1,579
MOLDOVA, REPUBLIC OF - 0 .3%
Aragvi Finance International DAC
11.13%, 11/20/2029
(2)
1,985 1,981
NETHERLANDS - 0 .1%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029 1,000 961
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044
(2)
223 7
968
NORWAY - 0 .1%
DOF Group ASA
8.13%, 9/16/2030
(2)
200 204
Panoro Energy ASA
10.25%, 12/11/2029 212 215
419
SOUTH AFRICA - 2 .0%
Absa Bank Ltd., Credit-Linked Note
Zero Coupon, 1/22/2026 EGP 268,600 5,515
Zero Coupon, 4/16/2026 EGP 280,000 5,465
Zero Coupon, 10/29/2026 EGP 180,000 3,106
14,086
SWAZILAND - 0 .4%
Central Bank of Eswatini
11.88%, 5/8/2027 ZAR 33,000 2,046
12.18%, 8/1/2030 ZAR 18,000 1,111
3,157

Artisan Partners Funds
Principal
Amount Value
TURKEY - 1 .1%
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre
Otoyolu Yatirim ve I
7.54%, 10/31/2027
(2)
2,630 $ 2,693
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036
(2)
4,985 5,077
7,770
UNITED ARAB EMIRATES - 0 .1%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028
(2)
600 653
UNITED KINGDOM - 1 .7%
ACG Holdco 1 plc
14.75%, 1/13/2029 5,050 5,491
Galileo Global Technologies Ltd.
13.75%, 3/4/2028
(2)(5)(6)
625 250
13.75%, 3/4/2028 298 298
Zero Coupon, 11/14/2099
(5)(6)
60 —
Salmon Group Ltd.
15.00%, 5/5/2028 1,935 1,953
Trident Energy Finance plc
12.50%, 11/30/2029
(2)
3,760 3,827
11,819
URUGUAY - 0 .6%
Navios South American Logistics, Inc.
8.88%, 7/14/2030
(2)
4,200 4,364
UZBEKISTAN - 1 .5%
TBC Bank JSCB, Credit-Linked Note
22.00%, 6/5/2028
(5)(6)
UZS 92,000,000 8,329
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027
(2)
UZS 22,520,000 2,006
10,335
Total corporate bonds
(
Cost
$95,161) 95,786
Shares
Held
COMMON STOCKS - 4.6%
AUSTRALIA - 0 .1%
Bellevue Gold Ltd.
(6) *
607 687
CANADA - 0 .7%
Allied Gold Corp.
*
42 960
B2Gold Corp. 137 618
K92 Mining, Inc.
*
20 327
Meren Energy, Inc. 1,673 2,194
ShaMaran Petroleum Corp.
(6) *
2,790 477
Torex Gold Resources, Inc. 13 620
5,196
COLOMBIA - 1 .1%
Aris Mining Corp.
*
496 8,054
GABON - 0 .1%
BW Energy Ltd.
(6) *
134 620
GEORGIA - 0 .7%
Georgia Capital plc
(6) *
87 3,635
Lion Finance Group plc
(6)
2 248
TBC Bank Group plc
(6)
21 1,128
5,011
IRAQ - 0 .1%
Genel Energy plc
(6) *
430 345
Gulf Keystone Petroleum Ltd.
(6)
199 476
821
Shares
Held Value
ISRAEL - 0 .1%
Energean plc
(6)
43 $ 513
IVORY COAST - 0 .2%
Endeavour Mining plc
(6)
33 1,716
KAZAKHSTAN - 0 .1%
Solidcore Resources plc
*
153 967
MALAYSIA - 0 .1%
Hibiscus Petroleum Bhd.
(6)
1,314 485
NETHERLANDS - 0 .0%
Stichting Administratiekantoor Unigel Creditors, ADR
(5)(6) *
1 —
NIGERIA - 0 .1%
SEPLAT Energy plc
(2)(6)
136 523
NORWAY - 0 .4%
BLUENORD ASA
(6)
36 1,610
DNO ASA
(6)
323 508
Panoro Energy ASA
(6)
259 519
Var Energi ASA
(6)
167 545
3,182
SOUTH AFRICA - 0 .1%
Pan African Resources plc
(6)
458 743
THAILAND - 0 .1%
Valeura Energy, Inc.
*
82 491
UNITED KINGDOM - 0 .2%
Paratus Energy Services Ltd.
(6)
278 1,211
UNITED STATES - 0 .2%
Aura Minerals, Inc. 28 1,431
VIRGIN ISLANDS, BRITISH - 0 .2%
ACG Metals Ltd., Class A
(6) *
72 1,090
Total common stocks
(
Cost $20,537
) 32,741
Principal
Amount
BANK LOANS - 3.2%
COTE D'IVOIRE - 1 .9%
Republic of Cote d'Ivoire First Lien Term Loan
(SOFR + 2.85%), 4.92%, 3/18/2026
(7)
EUR 5,710 6,677
(SOFR + 2.85%), 4.92%, 7/17/2026
(5)(6)(7)
EUR 5,555 6,528
13,205
PARAGUAY - 0 .1%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.24%, 12/11/2026
(5)(6)(7)
457 385
TANZANIA - 1 .2%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.45%), 9.13%, 4/29/2031
(5)(6)(7)
420 417
(SOFR + 5.20%), 9.13%, 1/15/2032
(5)(6)(7)
4,438 4,438
(SOFR + 5.20%), 9.30%, 1/15/2032
(5)(6)(7)
2,040 2,040
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.46%, 3/5/2031
(5)(6)(7)
2,000 1,989
8,884
Total bank loans
(
Cost
$22,290) 22,474

Artisan Partners Funds
Shares
Held Value
EXCHANGE TRADED FUND - 2.0%
Equity Funds - 2.0%
VanEck Junior Gold Miners ETF
(Cost $9,373) 127 $ 14,404
CLOSED END FUNDS - 0.6%
BERMUDA - 0 .3%
ASA Gold and Precious Metals Ltd. 33 1,994
UNITED STATES - 0 .3%
Central and Eastern Europe Fund, Inc.
129 2,291
Total closed end funds
  (
Cost $4,220
) 4,285
Principal
Amount
CONVERTIBLE BOND - 0.2%
CANADA - 0 .2%
Lithium Argentina AG
1.75%, 1/15/2027
(Cost $1,667)
1,827 1,651
No. of Warrants
‡
WARRANT - 0.0%
^
United Kingdom - 0.0%
^
Salmon Group Ltd., expiring 5/5/2030, strike price
$0.000001
(5)(6)
*
(Cost $106)
15 110
Principal
Amount
SHORT-TERM INVESTMENTS - 39.3%
SOVEREIGN GOVERNMENT TREASURY BILLS - 13.3%
ALBANIA - 0 .8%
Republic of Albania
2.28%, 2/26/2026
(8)
ALL 138,200 1,673
2.67%, 3/26/2026
(8)
ALL 79,600 961
2.25%, 4/16/2026
(8)
ALL 31,200 376
3.15%, 7/16/2026
(8)
ALL 104,300 1,246
3.28%, 9/24/2026
(8)
ALL 115,000 1,364
5,620
EGYPT - 6 .2%
Arab Republic of Egypt
18.57%, 1/20/2026
(8)
EGP 39,900 828
20.40%, 1/27/2026
(8)
EGP 232,625 4,804
21.45%, 2/3/2026
(8)
EGP 103,775 2,133
20.63%, 2/17/2026
(8)
EGP 229,800 4,690
22.78%, 2/24/2026
(8)
EGP 107,650 2,182
23.48%, 3/10/2026
(8)
EGP 65,000 1,305
23.65%, 3/17/2026
(8)
EGP 175,150 3,500
23.79%, 3/24/2026
(8)
EGP 390,800 7,773
22.76%, 3/31/2026
(8)
EGP 295,000 5,856
23.88%, 4/7/2026
(8)
EGP 84,250 1,661
23.00%, 4/14/2026
(8)
EGP 20,750 408
23.30%, 4/28/2026
(8)
EGP 169,000 3,295
23.42%, 5/5/2026
(8)
EGP 26,075 506
23.96%, 6/16/2026
(8)
EGP 97,025 1,833
23.54%, 9/1/2026
(8)
EGP 122,525 2,219
23.54%, 9/8/2026
(8)
EGP 64,300 1,160
44,153
ICELAND - 0 .3%
Republic of Iceland
6.74%, 3/18/2026
(8)
ISK 317,796 2,501
Principal
Amount Value
NIGERIA - 4 .8%
Nigeria OMO Bill
32.07%, 1/6/2026
(8)
NGN 7,709,676 $ 5,329
30.37%, 1/20/2026
(8)
NGN 535,000 368
19.25%, 2/3/2026
(8)
NGN 5,028,500 3,414
17.46%, 2/10/2026
(8)
NGN 1,110,000 752
25.66%, 2/23/2026
(8)
NGN 1,450,000 971
25.77%, 2/25/2026
(8)
NGN 1,450,000 970
20.46%, 3/17/2026
(8)
NGN 1,643,100 1,089
20.44%, 3/24/2026
(8)
NGN 512,750 339
20.39%, 3/31/2026
(8)
NGN 550,000 362
18.76%, 4/7/2026
(8)
NGN 5,587,879 3,679
20.54%, 4/14/2026
(8)
NGN 4,313,554 2,817
19.08%, 4/21/2026
(8)
NGN 2,576,913 1,684
19.19%, 4/28/2026
(8)
NGN 1,850,000 1,204
19.72%, 6/9/2026
(8)
NGN 837,121 533
19.79%, 6/23/2026
(8)
NGN 1,850,000 1,169
19.83%, 6/30/2026
(8)
NGN 2,700,000 1,699
19.83%, 7/7/2026
(8)
NGN 5,080,000 3,186
19.82%, 7/14/2026
(8)
NGN 8,037,075 5,023
34,588
URUGUAY - 1 .2%
Banco Central del Uruguay
7.46%, 6/26/2026
(8)
UYU 29,600 731
7.44%, 7/31/2026
(8)
UYU 44,300 1,087
7.42%, 9/4/2026
(8)
UYU 97,441 2,376
7.38%, 10/2/2026
(8)
UYU 166,327 4,035
8,229
Total sovereign government treasury bills
(
Cost
$92,993 ) 95,091
U.S. TREASURY OBLIGATIONS - 11.9%
U.S. Treasury Bills
1.95%, 1/2/2026
(8)
300 300
2.61%, 1/8/2026
(8)
9,800 9,794
2.97%, 1/13/2026
(8)
3,000 2,997
3.28%, 1/27/2026
(8)
10,300 10,275
3.32%, 2/3/2026
(8)
2,000 1,994
3.38%, 2/10/2026
(8)
17,600 17,532
3.48%, 2/26/2026
(8)
9,000 8,951
3.47%, 3/12/2026
(8)
950 944
3.46%, 3/26/2026
(8)
32,000 31,740
Total U.S. treasury obligations
(
Cost
$84,510 ) 84,527
REPURCHASE AGREEMENTS - 13 .6%
JPMorgan Chase Bank, N.A., Dated 12/10/25, with an interest
rate of 2.75% payable to the Fund, collateralized by Par USD
4,500 Islamic Republic of Pakistan, 7.38% due 4/8/2031
and a market value of $4,484
(9)
4,525 4,525
JPMorgan Chase Bank, N.A., Dated 12/10/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
655 State of Mongolia, 4.45% due 7/7/2031 and a market
value of $603
(9)
614 614
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of (1.05)% payable to the Fund, collateralized by Par USD
1,900 Plurinational State of Bolivia, 4.50% due 3/20/2028
and a market value of $1,757
(9)
1,767 1,767
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.05% payable to the Fund, collateralized by Par USD
3,500 Republic of Uzbekistan International Bond, 6.90% due
2/28/2032 and a market value of $3,774
(9)
3,802 3,802
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.05% payable to the Fund, collateralized by Par USD
5,500 Republic of Uzbekistan International Bond, 6.90% due
2/28/2032 and a market value of $5,931
(9)
5,974 5,974

Artisan Partners Funds
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
1,100 State of Mongolia, 4.45% due 7/7/2031 and a
market value of $1,013
(9)
1,031 $ 1,031
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
1,200 Federal Republic of Nigeria, 7.88% due 2/16/2032
and a market value of $1,257
(9)
1,270 1,270
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
1,200 State of Mongolia, 4.45% due 7/7/2031 and a
market value of $1,105
(9)
1,124 1,124
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
1,800 State of Mongolia, 4.45% due 7/7/2031 and a
market value of $1,658
(9)
1,686 1,686
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
2,000 State of Mongolia, 4.45% due 7/7/2031 and a
market value of $1,842
(9)
1,874 1,874
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
3,500 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $3,871
(9)
3,867 3,868
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
4,400 Republic of Serbia, 6.00% due 6/12/2034 and a
market value of $4,561
(9)
4,549 4,549
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
800 State of Mongolia, 4.45% due 7/7/2031 and a market
value of $737
(9)
749 749
JPMorgan Chase Bank, N.A., Dated 12/11/25, with an interest
rate of 3.35% payable to the Fund, collateralized by Par USD
800 Federal Republic of Nigeria, 7.88% due 2/16/2032 and
a market value of $838
(9)
847 847
JPMorgan Chase Bank, N.A., Dated 12/15/25, with an interest
rate of 3.15% payable to the Fund, collateralized by Par USD
2,550 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $2,820
(9)
2,822 2,822
JPMorgan Chase Bank, N.A., Dated 12/17/25, with an interest
rate of 3.25% payable to the Fund, collateralized by Par USD
2,100 Republic of Serbia, 6.00% due 6/12/2034 and a
market value of $2,177
(9)
2,173 2,173
JPMorgan Chase Bank, N.A., Dated 12/23/25, with an interest
rate of 3.05% payable to the Fund, collateralized by Par USD
603 Republic of Paraguay, 2.74% due 1/29/2033 and a
market value of $540
(9)
544 544
Merrill Lynch International, Dated 10/14/25, with an interest rate of 2.85% payable to the Fund, collateralized by Par USD
600 HTA Group Ltd., 7.50% due 6/4/2029 and a market
value of $622
(9)
635 635
Merrill Lynch International, Dated 10/7/25, with an interest rate of 3.20% payable to the Fund, collateralized by Par USD
3,800 Republic of Uzbekistan International Bond, 6.90% due
2/28/2032 and a market value of $4,098
(9)
4,135 4,135
Merrill Lynch International, Dated 11/21/25, with an interest rate of (0.25)% payable to the Fund, collateralized by Par USD 600
Plurinational State of Bolivia, 4.50% due 3/20/2028 and a
market value of $555
(9)
544 544
Merrill Lynch International, Dated 11/28/25, with an interest rate of 0.60% payable to the Fund, collateralized by Par USD 1,100
Plurinational State of Bolivia, 4.50% due 3/20/2028 and a
market value of $1,017
(9)
1,017 1,017
Merrill Lynch International, Dated 11/28/25, with an interest rate of 0.60% payable to the Fund, collateralized by Par USD 2,300
Plurinational State of Bolivia, 4.50% due 3/20/2028 and a
market value of $ 2,127
(9)
2,127 2,127
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Merrill Lynch International, Dated 11/28/25, with an interest rate of 3.10% payable to the Fund, collateralized by Par USD 3,200
Republic of Serbia, 6.00% due 6/12/2034 and a market
value of $3,317
(9)
3,420 $ 3,420
Merrill Lynch International, Dated 11/28/25, with an interest rate of 3.38% payable to the Fund, collateralized by Par USD 1,000
State of Mongolia, 4.45% due 7/7/2031 and a market value
of $921
(9)
939 939
Merrill Lynch International, Dated 12/12/25, with an interest rate of 3.00% payable to the Fund, collateralized by Par USD 2,300
Federal Republic of Nigeria, 7.88% due 2/16/2032 and a
market value of $2,409
(9)
2,438 2,439
Merrill Lynch International, Dated 12/12/25, with an interest rate of 3.20% payable to the Fund, collateralized by Par USD 1,300
Republic of Serbia, 6.00% due 6/12/2034 and a market
value of $1,348
(9)
1,345 1,345
Merrill Lynch International, Dated 12/17/25, with an interest rate of 3.25% payable to the Fund, collateralized by Par
USD 700 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $774
(9)
776 776
Merrill Lynch International, Dated 12/2/25, with an interest rate of 3.28% payable to the Fund, collateralized by Par USD 3,700
Republic of Serbia, 6.00% due 6/12/2034 and a market
value of $3,835
(9)
3,952 3,952
Merrill Lynch International, Dated 12/3/25, with an interest rate of 1.55% payable to the Fund, collateralized by Par USD 900
Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a
market value of $950
(9)
950 950
Merrill Lynch International, Dated 5/14/25, with an interest rate of 3.15% payable to the Fund, collateralized by Par USD 900
Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market
value of $919
(9)
909 909
Merrill Lynch International, Dated 8/21/25, with an interest rate of 1.05% payable to the Fund, collateralized by Par USD 3,680
Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a
market value of $3,883
(9)
3,913 3,913
Merrill Lynch International, Dated 9/24/25, with an interest rate of 3.35% payable to the Fund, collateralized by Par
USD 800 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $885
(9)
900 900
Merrill Lynch International, Dated 9/4/25, with an interest rate of 2.75% payable to the Fund, collateralized by Par USD 600
HTA Group Ltd., 7.50% due 6/4/2029 and a market value
of $622
(9)
632 632
Morgan Stanley & Co International plc, Dated 10/15/25, with
an interest rate of 3.00% payable to the Fund, collateralized by Par USD 800 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $829
(9)
849 849
Morgan Stanley & Co International plc, Dated 10/15/25, with
an interest rate of 3.10% payable to the Fund, collateralized by
Par USD 1,090 Hudbay Minerals, Inc., 6.13% due 4/1/2029
and a market value of $1,113
(9)
1,102 1,102
Morgan Stanley & Co International plc, Dated 10/15/25, with
an interest rate of 3.10% payable to the Fund, collateralized by
Par USD 600 Hudbay Minerals, Inc., 6.13% due 4/1/2029
and a market value of $613
(9)
607 607
Morgan Stanley & Co International plc, Dated 10/15/25, with
an interest rate of 3.20% payable to the Fund, collateralized by
Par USD 500 Republic of Paraguay, 2.74% due 1/29/2033
and a market value of $448
(9)
444 444
Morgan Stanley & Co International plc, Dated 11/25/25, with
an interest rate of (0.49)% payable to the Fund, collateralized by Par USD 500 Plurinational State of Bolivia, 4.50% due
3/20/2028 and a market value of $462
(9)
456 457
Morgan Stanley & Co International plc, Dated 11/25/25, with
an interest rate of (0.49)% payable to the Fund, collateralized by Par USD 500 Plurinational State of Bolivia, 4.50% due
3/20/2028 and a market value of $462
(9)
456 456

Artisan Partners Funds
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co International plc, Dated 11/25/25, with
an interest rate of (0.49)% payable to the Fund, collateralized by Par USD 600 Plurinational State of Bolivia, 4.50% due
3/20/2028 and a market value of $555
(9)
548 $ 548
Morgan Stanley & Co International plc, Dated 11/25/25, with
an interest rate of 3.30% payable to the Fund, collateralized by
Par USD 1,600 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,658
(9)
1,714 1,714
Morgan Stanley & Co International plc, Dated 11/28/25, with
an interest rate of 3.10% payable to the Fund, collateralized by
Par USD 900 Hudbay Minerals, Inc., 6.13% due 4/1/2029
and a market value of $919
(9)
920 920
Morgan Stanley & Co International plc, Dated 12/1/25, with
an interest rate of 3.25% payable to the Fund, collateralized by Par USD 1,350 Windfall Mining Group, Inc., 5.85% due
5/13/2032 and a market value of $1,411
(9)
1,415 1,415
Morgan Stanley & Co International plc, Dated 12/11/25, with
an interest rate of 3.00% payable to the Fund, collateralized by
Par USD 1,650 State of Mongolia, 4.45% due 7/7/2031 and
a market value of $1,519
(9)
1,547 1,547
Morgan Stanley & Co International plc, Dated 12/18/25, with
an interest rate of 3.00% payable to the Fund, collateralized by
Par USD 1,700 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,761
(9)
1,758 1,758
Morgan Stanley & Co International plc, Dated 12/18/25, with
an interest rate of 3.00% payable to the Fund, collateralized by Par USD 2,200 Islamic Republic of Pakistan, 7.38% due
4/8/2031 and a market value of $2,192
(9)
2,228 2,228
Morgan Stanley & Co International plc, Dated 12/18/25, with
an interest rate of 3.25% payable to the Fund, collateralized by
Par USD 1,400 State of Mongolia, 4.45% due 7/7/2031 and
a market value of $1,289
(9)
1,314 1,314
Morgan Stanley & Co International plc, Dated 12/23/25, with
an interest rate of (0.50)% payable to the Fund, collateralized by Par USD 3,000 Plurinational State of Bolivia, 4.50% due
3/20/2028 and a market value of $2,774
(9)
2,793 2,793
Morgan Stanley & Co International plc, Dated 12/23/25, with
an interest rate of 3.25% payable to the Fund, collateralized by Par USD 1,400 Islamic Republic of Pakistan, 7.38% due
4/8/2031 and a market value of $1,395
(9)
1,416 1,416
Morgan Stanley & Co International plc, Dated 12/23/25, with
an interest rate of 3.40% payable to the Fund, collateralized by
Par USD 2,600 Federal Republic of Nigeria, 7.88% due
2/16/2032 and a market value of $2,723
(9)
2,786 2,786
Morgan Stanley & Co International plc, Dated 12/23/25, with
an interest rate of 3.60% payable to the Fund, collateralized by Par USD 900 Federal Republic of Nigeria, 7.88% due
2/16/2032 and a market value of $943
(9)
964 964
Morgan Stanley & Co International plc, Dated 12/3/25, with an interest rate of 3.25% payable to the Fund, collateralized by
Par USD 1,300 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,347
(9)
1,344 1,344
Morgan Stanley & Co International plc, Dated 12/31/25, with
an interest rate of 3.50% payable to the Fund, collateralized by Par USD 1,900 Federal Republic of Nigeria, 7.88% due
2/16/2032 and a market value of $1,990
(9)
2,037 2,037
Morgan Stanley & Co International plc, Dated 12/4/25, with
an interest rate of 3.40% payable to the Fund, collateralized by Par USD 1,400 Islamic Republic of Pakistan, 7.38% due
4/8/2031 and a market value of $1,395
(9)
1,404 1,404
Morgan Stanley & Co International plc, Dated 9/24/25, with
an interest rate of 1.25% payable to the Fund, collateralized by Par USD 500 Pegasus Hava Tasimaciligi A/S, 8.00% due
9/11/2031 and a market value of $528
(9)
518 518
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co International plc, Dated 9/4/25, with
an interest rate of 1.25% payable to the Fund, collateralized by Par USD 550 Pegasus Hava Tasimaciligi A/S, 8.00% due
9/11/2031 and a market value of $580
(9)
585 $ 585
Total Repurchase Agreements
(Cost $97,058) 97,058
Shares
Held
INVESTMENT COMPANIES - 0 .5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(10)
3,568 3,568
Federated Hermes Treasury Obligations Fund - Institutional Class,
3.66%
(10)
30 30
Fidelity Investments Money Market Treasury Portfolio - Institutional
Class, 3.72%
(10)
30 30
Total investment companies
(Cost $3,628) 3,628
Total short-term investments
(
Cost
$278,189) 280,304
Total investments - 105.5%
  (Cost $718,703) 751,915
SECURITIES SOLD SHORT - (16.1)%
COMMON STOCK - (0.5)%
UNITED KINGDOM - (0.5)%
Ashmore Group plc
(6)
(Proceeds $(3,083)) (1,388) (3,303)
EXCHANGE TRADED FUNDS - (2.3)%
Equity Funds - (2.3)%
State Street SPDR S&P Oil & Gas Exploration &
Production ETF
(69) (8,743)
VanEck Gold Miners ETF
(89) (7,672)
Total exchange traded funds
(
Proceeds
$(14,902)) (16,415)
Principal
Amount
CORPORATE BONDS - (2.3)%
CANADA - ( 0 .5 ) %
Hudbay Minerals, Inc.
6.13%, 4/1/2029
(3)
(3,490) (3,564)
TANZANIA - ( 1 .0 ) %
HTA Group Ltd.
7.50%, 6/4/2029
(2)
(6,600) (6,838)
TURKEY - ( 0 .8 ) %
Pegasus Hava Tasimaciligi A/S
8.00%, 9/11/2031
(2)
(5,630) (5,941)
Total corporate bonds
(
Proceeds
$(15,921)) (16,343)
SOVEREIGN GOVERNMENT BONDS - (11.0)%
BOLIVIA, PLURINATIONAL STATE OF - ( 1 .4 ) %
Plurinational State of Bolivia
4.50%, 3/20/2028
(2)
(10,500) (9,709)

Artisan Partners Funds
Principal
Amount Value
DOMINICAN REPUBLIC - ( 1 .2 ) %
Dominican Republic Government Bond
7.45%, 4/30/2044
(2)
(7,550) $ (8,350)
MONGOLIA - ( 1 .5 ) %
State of Mongolia
4.45%, 7/7/2031
(2)
(11,605) (10,687)
NIGERIA - ( 1 .4 ) %
Federal Republic of Nigeria
7.88%, 2/16/2032
(2)
(9,700) (10,160)
PAKISTAN - ( 1 .3 ) %
Islamic Republic of Pakistan
7.38%, 4/8/2031
(2)
(9,500) (9,467)
PARAGUAY - ( 0 .1 ) %
Republic of Paraguay
2.74%, 1/29/2033
(2)
(1,103) (987)
SERBIA - ( 2 .2 ) %
Republic of Serbia
6.00%, 6/12/2034
(2)
(14,700) (15,237)
UZBEKISTAN - ( 1 .9 ) %
Republic of Uzbekistan International Bond
6.90%, 2/28/2032
(2)
(12,800) (13,802)
Total sovereign government bonds
(
Proceeds
$(75,463)) (78,399)
Total securities sold short
(Proceeds $(109,369)) (114,460)
Total investments after securities sold short - 89.4%
(Cost $609,334) 637,455
Other assets less liabilities - 10.6% 74,974
Total net assets - 100.0%
#
$ 712,429
(1)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent predetermined trigger. The interest rate shown was the current rate as of December 31, 2025.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025,
the value of these securities was $159,936 or 22.4% of net assets.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Defaulted security and/or issuer.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $38,262, or 5.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(7)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of December 31, 2025.
(8)
Yield to maturity.
(9)
Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(10)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
*
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 5,306 0 .8%
Consumer Staples 2,366 0 .4
Energy 43,794 6 .9
Financials 59,304 9 .3
Industrials (645) - 0 .1
Investment Funds (2,011) - 0 .3
Materials 20,866 3 .3
Mutual Funds 4,285 0 .7
Sovereign Government Securities 221,761 34 .7
Utilities 2,125 0 .3
Short-Term Investments 280,304 44 .0
Total investments $ 637,455 100 .0%
*
Portfolio diversification is net of positions held short.
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
ALL $ 9,488 1 .5%
AUD 687 0 .1
CAD 5,210 0 .8
EGP 58,239 9 .1
EUR 47,915 7 .5
GBP 7,114 1 .1
IDR 12,334 1 .9
INR 2,623 0 .4
ISK 19,069 3 .0
KZT 10,500 1 .6
MYR 485 0 .1
NGN 34,588 5 .4
NOK 5,013 0 .8
PEN 29,074 4 .6
RON 25,429 4 .0
SEK 477 0 .1
USD 336,006 52 .8
UYU 12,762 2 .0
UZS 17,285 2 .7
ZAR 3,157 0 .5
Total investments $ 637,455 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
EUR 10,655 HUF 4,081,750 SCB 1/6/2026 42
UZS
**
14,500,000 USD 1,003 JPM 1/7/2026 202
CNH 30,000 USD 4,272 SCB 1/12/2026 30
COP
**
9,195,775 USD 2,414 JPM 1/16/2026 6
COP
**
7,861,589 USD 2,057 SCB 1/16/2026 12
USD 5,739 COP
**
21,641,942 JPM 1/16/2026 43
CNH 51,850 USD 7,385 SCB 1/20/2026 54
TRY 74,600 USD 1,704 SCB 1/20/2026 14
ISK 82,260 EUR 557 JPM 1/21/2026 1
UZS
**
5,620,000 USD 458 DB 1/22/2026 8
KZT
**
1,680,000 USD 3,182 SCB 1/26/2026 110
TRY 486,777 USD 10,947 SCB 1/26/2026 209
TRY 333,000 USD 7,487 SCB 2/2/2026 102
BRL
**
12,650 USD 2,266 JPM 2/3/2026 24
EUR 11,790 HUF 4,541,750 SCB 2/3/2026 17
USD 26,196 RON 113,518 SCB 2/3/2026 49
ISK 1,198,600 EUR 8,052 CITI 2/13/2026 54

Artisan Partners Funds
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
EGP
**
106,400 USD 2,146 SG 2/24/2026 47
EGP
**
69,000 USD 1,394 SG 2/25/2026 28
UYU
**
68,400 USD 1,736 DB 3/12/2026 2
CNH 102,830 USD 14,701 SCB 3/18/2026 103
PEN
**
20,330 USD 6,010 JPM 3/18/2026 22
USD 82,205 EUR 69,577 SCB 3/18/2026 162
USD 1,855 THB 58,000 SCB 3/23/2026 4
USD 10,968 IDR
**
183,494,218 JPM 3/25/2026 2
GHS 3,119 USD 228 JPM 3/26/2026 56
GHS 4,679 USD 342 JPM 3/30/2026 83
KZT
**
481,778 USD 863 CITI 3/30/2026 63
KZT
**
1,256,289 USD 2,253 DB 3/30/2026 161
GHS
**
17,760 USD 1,366 JPM 3/31/2026 293
TJS
**
6,723 USD 579 ICBCSB 4/6/2026 135
GHS 2,857 USD 228 JPM 4/14/2026 29
KZT
**
1,273,866 USD 2,253 ICBCSB 4/30/2026 171
KZT
**
1,268,390 USD 2,254 SG 4/30/2026 160
KZT
**
1,000,000 USD 1,867 SCB 4/30/2026 36
KZT
**
535,668 USD 960 SG 5/8/2026 57
AZN
**
1,600 USD 907 SCB 6/3/2026 25
USD 1,815 BWP 26,000 SCB 6/8/2026 80
TRY 29,127 USD 596 SCB 6/10/2026 7
UZS
**
11,392,000 USD 838 JPM 7/7/2026 73
BDT
**
53,090 USD 415 SCB 8/10/2026 2
KZT
**
781,000 USD 1,368 SCB 8/14/2026 71
KZT
**
799,913 USD 1,356 SG 11/12/2026 79
UZS
**
53,700,000 USD 4,091 ICBCSB 11/12/2026 87
AMD
**
363,070 USD 925 ICBCSB 11/13/2026 3
KZT
**
800,000 USD 1,353 ICBCSB 11/13/2026 82
AMD
**
110,400 USD 281 CITI 11/17/2026 1
UZS
**
20,900,000 USD 1,595 DB 11/20/2026 28
AZN
**
517 USD 288 JPM 12/15/2026 8
UZS
**
69,742,999 USD 5,166 DB 5/12/2027 62
AMD
**
497,770 USD 1,185 JPM 11/14/2028 15
Total unrealized appreciation 3,214
EUR 1,182 HUF 460,000 SCB 1/6/2026 (17)
HUF 4,541,750 EUR 11,829 SCB 1/6/2026 (15)
RON 106,430 USD 24,589 SCB 1/8/2026 (39)
USD 24,201 RON 106,430 SCB 1/8/2026 (349)
USD 4,154 CNH 30,000 SCB 1/12/2026 (149)
USD 8,205 THB 265,720 SCB 1/15/2026 (234)
COP
**
4,584,578 USD 1,207 JPM 1/16/2026 (1)
USD 7,202 CNH 51,850 SCB 1/20/2026 (238)
USD 5,115 EGP
**
252,946 JPM 1/22/2026 (164)
USD 654 GEL
**
1,800 ICBCSB 1/26/2026 (14)
USD 567 GEL
**
1,570 SCB 1/26/2026 (16)
USD 2,927 KZT
**
1,550,000 DB 1/26/2026 (110)
USD 810 UZS
**
10,000,000 SCB 1/28/2026 (19)
BRL
**
101,558 USD 18,550 JPM 2/3/2026 (161)
COP
**
21,641,942 USD 5,676 JPM 3/18/2026 (85)
EUR 1,179 USD 1,392 SCB 3/18/2026 (1)
USD 7,097 CLP
**
6,542,700 JPM 3/18/2026 (177)
USD 14,659 CNH 102,830 SCB 3/18/2026 (146)
USD 5,549 COP
**
21,647,359 JPM 3/18/2026 (43)
USD 5,939 EUR 5,048 SCB 3/18/2026 (14)
USD 2,848 INR
**
258,821 JPM 3/18/2026 (13)
USD 36,143 PEN
**
122,278 JPM 3/18/2026 (139)
USD 15,498 ZAR 263,023 JPM 3/18/2026 (304)
BDT
**
34,314 USD 277 SCB 3/25/2026 ( — )
^
USD 1,754 IDR
**
29,400,000 JPM 3/25/2026 (3)
USD 1,389 KZT
**
755,080 CITI 3/30/2026 (62)
USD 638 KZT
**
344,920 DB 3/30/2026 (25)
USD 4,832 EGP
**
247,916 JPM 4/16/2026 (194)
BDT
**
14,329 USD 115 JPM 6/9/2026 (1)
UZS
**
41,648,855 USD 3,359 DB 6/11/2026 (10)
USD 1,052 BWP 16,530 SCB 7/17/2026 (35)
USD 1,403 BWP 22,934 SCB 7/27/2026 (100)
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
USD 702 BWP 11,502 SCB 8/19/2026 (46)
USD 702 BWP 11,655 SCB 8/21/2026 (56)
USD 702 BWP 11,674 SCB 8/25/2026 (56)
USD 490 BWP 7,794 CITI 9/8/2026 (13)
BDT
**
43,595 USD 344 JPM 9/9/2026 (3)
BDT
**
28,741 USD 228 JPM 9/21/2026 (4)
USD 2,387 BWP 38,589 CITI 10/14/2026 (73)
USD 2,636 EGP
**
143,519 JPM 10/29/2026 (79)
USD 1,390 BWP 22,568 CITI 11/19/2026 (31)
UZS
**
31,650,000 USD 2,463 DB 12/7/2026 (14)
USD 1,183 BWP 19,950 CITI 12/15/2026 (63)
UZS
**
15,484,819 USD 1,122 DB 12/13/2027 (13)
Total unrealized depreciation (3,329)
Net unrealized depreciation (115)
**
Non-deliverable.
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
($)
Notional
Value
( $ )
Unrealized
Appreciation /
(Depreciation)
( $ )
Long Position Contracts
100 oz Gold 7 2/25/2026 USD 1 3,039 55
Euro-Bund 112 3/6/2026 EUR 11,200 16,791 59
U.S. Treasury 2 Year Note 1,270 3/31/2026 USD 254,000 265,162 (64)
U.S. Treasury Long Bond 59 3/20/2026 USD 5,900 6,820 (52)
(2)
Short Position Contracts
Euro-Bobl (63) 3/6/2026 EUR (6,300) (8,600) 27
Euro-BTP (94) 3/6/2026 EUR (9,400) (13,276) (52)
Euro-Buxl (24) 3/6/2026 EUR (2,400) (3,106) 28
Euro-OAT (132) 3/6/2026 EUR (13,200) (18,707) (6)
Euro-Schatz (68) 3/6/2026 EUR (6,800) (8,534) 8
S&P 500 E-Mini Index (61) 3/20/2026 USD (3) (21,022) 155
U.S. Treasury 5 Year Note (609) 3/31/2026 USD (60,900) (66,567) 269
U.S. Treasury 10 Year Note (334) 3/20/2026 USD (33,400) (37,554) 139
U.S. Treasury 10 Year Ultra Note (115) 3/20/2026 USD (11,500) (13,227) 106
U.S. Treasury Ultra Bond (9) 3/20/2026 USD (900) (1,062) 25
699
Net unrealized appreciation 697

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund
(%)
Frequency of Payments
Made/Received Termination Date
Notional
Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Bank of China Ltd. 1.00 Quarterly 6/20/2029 550 (3) (9) (12)
Bank of China Ltd. 1.00 Quarterly 12/20/2029 780 (14) (4) (18)
Bank of China Ltd. 1.00 Quarterly 6/20/2030 1,650 (41) 1 (40)
Export-Import Bank of
China (The) 1.00 Quarterly 6/20/2029 550 (4) (8) (12)
Export-Import Bank of
China (The) 1.00 Quarterly 12/20/2029 780 (13) (5) (18)
Export-Import Bank of
China (The) 1.00 Quarterly 6/20/2030 1,650 (40) 1 (39)
Federative Republic of
Brazil 1.00 Quarterly 12/20/2035 12,700 1,228 (4) 1,224
French Republic 0.25 Quarterly 6/20/2034 12,430 276 (19) 257
French Republic 0.25 Quarterly 12/20/2034 5,620 165 (31) 134
Hungary 1.00 Quarterly 6/20/2027 965 12 (20) (8)
Hungary 1.00 Quarterly 6/20/2028 300 4 (7) (3)
Hungary 1.00 Quarterly 12/20/2028 1,600 16 (28) (12)
Hungary 1.00 Quarterly 6/20/2029 6,550 24 (58) (34)
Hungary 1.00 Quarterly 12/20/2029 1,267 7 (10) (3)
Hungary 1.00 Quarterly 6/20/2030 6,084 62 (57) 5
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2029 6,700 (90) (19) (109)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2032 1,070 (8) (3) (11)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2033 2,220 (21) 7 (14)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2033 8,085 (45) 12 (33)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2034 23,980 46 (41) 5
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2035 20,600 (12) 59 47
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2035 14,800 58 5 63
Kingdom of Spain 1.00 Quarterly 6/20/2032 570 (8) (16) (24)
Kingdom of Spain 1.00 Quarterly 6/20/2033 1,170 (18) (34) (52)
Kingdom of Spain 1.00 Quarterly 12/20/2033 915 (17) (25) (42)
Kingdom of Spain 1.00 Quarterly 12/20/2034 4,270 (115) (87) (202)
Markit CDX North
American Emerging
Markets Index Series
42-V1 1.00 Quarterly 12/20/2029 6,640 126 (131) (5)
Markit CDX North
American Emerging
Markets Index Series
43-V1 1.00 Quarterly 6/20/2030 10,700 164 (112) 52
Markit CDX North
American Emerging
Markets Index Series
44-V1 1.00 Quarterly 12/20/2030 17,400 215 (33) 182
Markit CDX North
American High Yield
Index Series 43-V1 5.00 Quarterly 12/20/2029 10,740 (729) (101) (830)
Markit CDX North
American High Yield
Index Series 44-V1 5.00 Quarterly 6/20/2030 3,700 (272) (26) (298)
Markit CDX North
American High Yield
Index Series 45-V1 5.00 Quarterly 12/20/2030 31,400 (2,386) (48) (2,434)
Occidental Petroleum
Corp. 1.00 Quarterly 6/20/2030 3,600 12 (42) (30)
Penerbangan Malaysia
Bhd. 1.00 Quarterly 12/20/2030 21,005 (599) —
^
(599)
Petrobras Global Finance
BV 1.00 Quarterly 12/20/2027 390 12 (15) (3)
Petrobras Global Finance
BV 1.00 Quarterly 12/20/2030 1,100 25 (2) 23
Republic of Chile 1.00 Quarterly 6/20/2028 750 (3) (11) (14)
Republic of Chile 1.00 Quarterly 12/20/2028 4,410 (59) (38) (97)
Republic of Chile 1.00 Quarterly 12/20/2030 2,200 (47) (11) (58)
Republic of Chile 1.00 Quarterly 6/20/2032 950 36 (60) (24)

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund
(%)
Frequency of Payments
Made/Received Termination Date
Notional
Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Republic of Chile 1.00 Quarterly 12/20/2034 3,250 6 (62) (56)
Republic of Chile 1.00 Quarterly 6/20/2035 5,800 (68) (24) (92)
Republic of Colombia 1.00 Quarterly 12/20/2030 2,300 89 19 108
Republic of Colombia 1.00 Quarterly 6/20/2035 8,700 1,337 (35) 1,302
Republic of Colombia 1.00 Quarterly 12/20/2035 5,000 822 (26) 796
Republic of Indonesia 1.00 Quarterly 12/20/2027 690 1 (10) (9)
Republic of Indonesia 1.00 Quarterly 6/20/2028 2,050 (10) (20) (30)
Republic of Indonesia 1.00 Quarterly 12/20/2028 5,520 (45) (43) (88)
Republic of Indonesia 1.00 Quarterly 12/20/2029 17,600 (97) (187) (284)
Republic of Indonesia 1.00 Quarterly 6/20/2030 1,800 (20) (8) (28)
Republic of Indonesia 1.00 Quarterly 6/20/2035 7,650 139 (66) 73
Republic of Indonesia 1.00 Quarterly 12/20/2035 4,200 61 (9) 52
Republic of Italy 1.00 Quarterly 6/20/2034 4,815 35 (205) (170)
Republic of Italy 1.00 Quarterly 12/20/2034 4,500 9 (166) (157)
Republic of Kazakhstan 1.00 Quarterly 6/20/2028 2,085 23 (50) (27)
Republic of Kazakhstan 1.00 Quarterly 6/20/2029 325 (1) (3) (4)
Republic of Panama 1.00 Quarterly 12/20/2030 2,300 29 (5) 24
Republic of Panama 1.00 Quarterly 12/20/2033 13,400 1,074 (286) 788
Republic of Peru 1.00 Quarterly 6/20/2028 280 —
^
(4) (4)
Republic of Peru 1.00 Quarterly 12/20/2028 3,560 (34) (26) (60)
Republic of Peru 1.00 Quarterly 12/20/2030 2,200 (35) 5 (30)
Republic of Peru 1.00 Quarterly 6/20/2032 300 10 (12) (2)
Republic of Peru 1.00 Quarterly 12/20/2032 2,210 46 (53) (7)
Republic of Peru 1.00 Quarterly 6/20/2035 7,900 109 1 110
Republic of Poland 1.00 Quarterly 6/20/2027 325 1 (4) (3)
Republic of Poland 1.00 Quarterly 12/20/2027 160 2 (4) (2)
Republic of Poland 1.00 Quarterly 6/20/2028 1,110 (6) (12) (18)
Republic of Poland 1.00 Quarterly 12/20/2028 1,100 (10) (10) (20)
Republic of Poland 1.00 Quarterly 6/20/2029 3,540 (43) (22) (65)
Republic of Poland 1.00 Quarterly 12/20/2029 1,200 (16) (7) (23)
Republic of South Africa 1.00 Quarterly 6/20/2028 600 22 (27) (5)
Republic of South Africa 1.00 Quarterly 6/20/2029 9,850 343 (370) (27)
Republic of South Africa 1.00 Quarterly 12/20/2029 32,770 1,189 (1,131) 58
Republic of South Africa 1.00 Quarterly 6/20/2030 9,300 405 (324) 81
Republic of South Africa 1.00 Quarterly 6/20/2032 765 73 (41) 32
Republic of South Africa 1.00 Quarterly 12/20/2032 220 26 (15) 11
Republic of South Africa 1.00 Quarterly 6/20/2033 2,445 317 (174) 143
Republic of South Africa 1.00 Quarterly 12/20/2033 2,235 304 (153) 151
Republic of South Africa 1.00 Quarterly 6/20/2035 17,850 1,948 (311) 1,637
Republic of South Africa 1.00 Quarterly 12/20/2035 14,400 1,430 (3) 1,427
Republic of Turkiye (The) 1.00 Quarterly 6/20/2030 9,700 670 (330) 340
Republic of Turkiye (The) 1.00 Quarterly 6/20/2034 10,380 1,566 (385) 1,181
Republic of Turkiye (The) 1.00 Quarterly 6/20/2035 9,300 1,682 (477) 1,205
Republic of Turkiye (The) 1.00 Quarterly 12/20/2035 3,800 537 (16) 521
State of Qatar 1.00 Quarterly 6/20/2029 5,900 (97) (65) (162)
State of Qatar 1.00 Quarterly 6/20/2030 13,000 (298) (117) (415)
State of Qatar 1.00 Quarterly 12/20/2032 200 (3) (5) (8)
State of Qatar 1.00 Quarterly 6/20/2033 1,500 (25) (31) (56)
State of Qatar 1.00 Quarterly 12/20/2034 7,255 (173) (101) (274)
State of Qatar 1.00 Quarterly 6/20/2035 6,110 (196) (37) (233)
State of Qatar 1.00 Quarterly 12/20/2035 9,800 (369) (6) (375)
United Mexican States 1.00 Quarterly 12/20/2027 175 1 (3) (2)
United Mexican States 1.00 Quarterly 6/20/2028 2,960 4 (42) (38)
United Mexican States 1.00 Quarterly 12/20/2028 3,195 (12) (31) (43)
United Mexican States 1.00 Quarterly 6/20/2029 1,700 (3) (17) (20)
United Mexican States 1.00 Quarterly 6/20/2034 7,350 375 (140) 235
United Mexican States 1.00 Quarterly 12/20/2035 4,800 213 14 227
– – –
Total buy protection 11,281 (6,702) 4,579

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate
Received by the
Fund
(%)
Frequency of Payment
Made/Received
Termination
Date
Implied Credit
Spread
(%)
Notional
Amount
***
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Federative Republic of Brazil 1.00 Quarterly 6/20/2026 0.49 2,050 3 3 6
Federative Republic of Brazil 1.00 Quarterly 12/20/2026 0.56 400 —
^
1 1
Republic of Colombia 1.00 Quarterly 6/20/2026 0.78 2,050 3 (—)
^
3
Republic of Colombia 1.00 Quarterly 12/20/2026 0.90 400 1 (—)
^
1
Republic of South Africa 1.00 Quarterly 6/20/2026 0.17 3,200 2 11 13
Republic of Turkiye (The) 1.00 Quarterly 6/20/2027 0.80 7,867 (87) 112 25
Romania 1.00 Quarterly 6/20/2026 0.34 3,150 (1) 12 11
– – –
Total sell protection 19,117 (79) 139 60
*** If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At
December 31, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller is equal to the notional amount.
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Floating Rate Index (Frequency) Fixed Rate (%) (Frequency)
Fund Pays/
Receives
Floating
Rate Termination Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
3 month KLIBOR quarterly 3.54 quarterly Receive 12/4/2035 MYR 10,800 — 5 5
1 day CDI at termination 13.29 at termination Pay 1/2/2029 BRL 52,800 — 46 46
1 day MIBOR semi-annually 6.29 semi-annually Pay 11/4/2029 INR 198,600 18 21 39
1 day MIBOR semi-annually 6.07 semi-annually Pay 1/30/2027 INR 683,000 (2) 71 69
1 day MIBOR semi-annually 6.19 semi-annually Pay 5/26/2033 INR 45,100 — 5 5
– – –
Total positive value 16 148 164
6 month BUBOR semi-annually 6.65 annually Receive 4/10/2034 HUF 41,000 — (6) (6)
6 month BUBOR semi-annually 6.03 annually Receive 2/20/2033 HUF 160,000 1 (8) (7)
6 month BUBOR semi-annually 8.16 annually Receive 6/17/2032 HUF 174,000 7 (82) (75)
6 month BUBOR semi-annually 7.25 annually Receive 5/13/2032 HUF 38,300 (9) (2) (11)
6 month BUBOR semi-annually 7.07 annually Receive 1/14/2035 HUF 1,721,000 (57) (368) (425)
6 month BUBOR semi-annually 6.46 annually Receive 3/28/2034 HUF 48,000 — (6) (6)
6 month BUBOR semi-annually 6.26 annually Receive 9/5/2030 HUF 850,000 — (18) (18)
3 month JIBAR quarterly 7.13 quarterly Receive 8/19/2030 ZAR 15,800 — (22) (22)
1 day CDI at termination 12.75 at termination Pay 1/2/2029 BRL 20,200 — (41) (41)
1 day CDI at termination 13.40 at termination Pay 1/3/2028 BRL 32,100 — (5) (5)
1 day MIBOR semi-annually 5.76 semi-annually Pay 4/9/2030 INR 25,000 — (1) (1)
1 day CDI at termination 13.28 at termination Pay 1/3/2028 BRL 228,000 (5) (128) (133)
1 day MIBOR semi-annually 5.64 semi-annually Pay 10/24/2030 INR 947,000 (39) (64) (103)
– – –
Total negative value (102) (751) (853)
Total (86) (603) (689)

Artisan Partners Funds
OTC CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund (%)
Frequency of
Payments Made/
Received Counterparty
Termination
Date
Notional Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
China Construction Bank
Corp. 1.00 Quarterly MS 6/20/2030 440 (11) (1) (12)
China Construction Bank
Corp. 1.00 Quarterly MS 6/20/2030 1,200 (35) 4 (31)
China Construction Bank
Corp/London 1.00 Quarterly JPM 6/20/2029 550 (4) (9) (13)
China Construction Bank
Corp/London 1.00 Quarterly MS 6/20/2029 200 (4) (1) (5)
China Construction Bank
Corp/London 1.00 Quarterly MS 6/20/2029 450 (10) —
^
(10)
China Construction Bank
Corp/London 1.00 Quarterly MS 6/20/2029 130 (3) —
^
(3)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly JPM 6/20/2029 450 (2) (8) (10)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 400 (7) (2) (9)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 100 (1) (1) (2)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 230 (5) (—)
^
(5)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 160 (4) (—)
^
(4)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2030 440 (11) (—)
^
(11)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2030 1,100 (31) 3 (28)
— — —
Total (128) (15) (143)
OTC INTEREST RATE SWAPS
Values in thousands
Floating Rate Index
(Frequency)
Fixed Rate (%)
(Frequency)
Fund Pays/
Receives
Floating
Rate Counterparty
Termination
Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
3 month KLIBOR quarterly 3.78 quarterly Receive GS 3/14/2033 MYR 2,210 5 (17) (12)
3 month KLIBOR quarterly 3.98 quarterly Receive GS 8/15/2033 MYR 1,550 1 (15) (14)
3 month KLIBOR quarterly 3.60 quarterly Receive JPM 11/1/2029 MYR 9,700 (3) (23) (26)
3 month KLIBOR quarterly 3.76 quarterly Receive JPM 2/13/2035 MYR 350 — (2) (2)
3 month KLIBOR quarterly 3.76 quarterly Receive JPM 2/13/2035 MYR 3,400 — (15) (15)
– – 0 0
Total 3 (72) (69)
OTC TOTAL RETURN SWAP CONTRACTS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Payments
Made by
Fund
Payments
Received by
Fund
Frequency
of Payments
Made/Received Counterparty Maturity Date
Notional Amount
($)
Upfront
Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 1/6/2026 13,540 – 11 11
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 6/5/2026 48,800 – 44 44
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 6/28/2026 33,063 – 8 8
Republic of Zambia
1 Day SOFR +
0.85%
Total return of the
reference entity Quarterly JPM 6/27/2026 22,578 – (7) (7)
– 56 56
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL VALUE FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 94.7%
BELGIUM - 0.9%
Groupe Bruxelles Lambert NV
(1)
305 $ 27,148
FRANCE - 5.6%
Danone SA 1,185 106,952
Sodexo SA
(1)
400 20,517
TotalEnergies SE
(1)
578 37,683
165,152
GERMANY - 5.5%
Daimler Truck Holding AG
(1)
542 23,747
Heidelberg Materials AG
(1)
525 137,513
161,260
IRELAND - 1.1%
Ryanair Holdings plc
(1)
908 31,535
NETHERLANDS - 7.4%
Akzo Nobel NV
(1)
123 8,522
Heineken NV
(1)
771 63,107
Koninklijke Philips NV
(1)
3,319 89,820
Universal Music Group NV
(1)
2,157 56,356
217,805
SOUTH KOREA - 5.8%
Samsung Electronics Co. Ltd.
(1)
2,060 171,687
SWITZERLAND - 5.0%
Cie Financiere Richemont SA
(1)
325 70,205
UBS Group AG
(1)
1,678 77,581
147,786
UNITED KINGDOM - 10.0%
BAE Systems plc
(1)
1,483 34,086
Compass Group plc
(1)
2,746 87,356
Diageo plc
(1)
2,826 60,876
Lloyds Banking Group plc
(1)
49,842 65,684
Reckitt Benckiser Group plc
(1)
578 46,780
294,782
UNITED STATES - 53.4%
Alphabet, Inc., Class A 447 139,966
American Express Co. 354 131,018
Aon plc, Class A 92 32,326
Axalta Coating Systems Ltd.
*
445 14,373
Bank of New York Mellon Corp. (The) 1,160 134,617
Berkshire Hathaway, Inc., Class B
*
193 97,139
Charles Schwab Corp. (The) 1,352 135,056
Citigroup, Inc. 905 105,643
Elevance Health, Inc. 349 122,206
Henry Schein, Inc.
*
487 36,827
IQVIA Holdings, Inc.
*
257 57,840
Lam Research Corp. 379 64,860
Marsh & McLennan Cos., Inc. 269 49,939
Meta Platforms, Inc., Class A 179 118,116
Novartis AG
(1)
916 126,598
PayPal Holdings, Inc. 450 26,249
Progressive Corp. (The) 365 83,187
Shell plc
(1)
2,642 97,057
1,573,017
Total common stocks
(
Cost
$1,465,388) 2,790,172
Shares
Held Value
SHORT-TERM INVESTMENT - 4.4%
2
INVESTMENT COMPANY - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(2)
(Cost $128,426)
128,426 $ 128,426
Total investments - 99.1%
(Cost $1,593,814) 2,918,598
Other assets less liabilities - 0.9% 25,771
Total net assets - 100.0%
#
$ 2,944,369
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,333,858, or 45.3% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 314,438 10 .8%
Consumer Discretionary 178,078 6 .1
Consumer Staples 277,715 9 .5
Energy 134,740 4 .6
Financials 965,587 33 .1
Health Care 433,291 14 .8
Industrials 89,368 3 .1
Information Technology 236,547 8 .1
Materials 160,408 5 .5
Short-Term Investment 128,426 4 .4
Total investments $ 2,918,598 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 274,384 9 .4%
EUR 602,900 20 .7
GBP 391,839 13 .4
KRW 171,687 5 .9
USD 1,477,788 50 .6
Total investments $ 2,918,598 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN HIGH INCOME FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
CORPORATE BONDS - 61.7%
AEROSPACE & DEFENSE - 0 .3%
TransDigm, Inc.
6.25%, 1/31/2034
(1)
5,363 $ 5,565
6.75%, 1/31/2034
(1)
22,983 23,941
29,506
BROADLINE RETAIL - 1 .5%
Nordstrom, Inc.
4.00%, 3/15/2027 14,636 14,418
4.38%, 4/1/2030 56,341 53,856
4.25%, 8/1/2031 21,278 19,732
5.00%, 1/15/2044 98,226 73,480
161,486
BUILDING PRODUCTS - 1 .4%
AmeriTex HoldCo Intermediate LLC
7.63%, 8/15/2033
(1)
18,973 19,991
CP Atlas Buyer, Inc.
9.75%, 7/15/2030
(1)
10,633 11,013
JH North America Holdings, Inc.
5.88%, 1/31/2031
(1)
11,425 11,662
6.13%, 7/31/2032
(1)
11,425 11,728
Quikrete Holdings, Inc.
6.38%, 3/1/2032
(1)
58,446 60,835
6.75%, 3/1/2033
(1)
32,340 33,773
149,002
CAPITAL MARKETS - 0 .3%
Jane Street Group
6.13%, 11/1/2032
(1)
15,593 15,867
6.75%, 5/1/2033
(1)
15,222 15,888
31,755
CHEMICALS - 1 .7%
Methanex Corp.
5.13%, 10/15/2027
(2)
28,114 28,273
5.25%, 12/15/2029
(2)
91,452 92,287
5.65%, 12/1/2044
(2)
4,854 4,339
Methanex US Operations, Inc.
6.25%, 3/15/2032
(1)
4,347 4,476
Perimeter Holdings LLC
6.25%, 1/15/2034
(1)
18,126 18,007
SK Invictus Intermediate II SARL
5.00%, 10/30/2029
(1)
35,487 35,139
182,521
COMMERCIAL SERVICES & SUPPLIES - 0 .3%
Veritiv Operating Co.
10.50%, 11/30/2030
(1)
29,753 31,991
CONSTRUCTION & ENGINEERING - 0 .3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028
(1)
32,372 29,782
CONSUMER FINANCE - 0 .1%
OneMain Finance Corp.
7.88%, 3/15/2030 8,312 8,788
CONTAINERS & PACKAGING - 1 .8%
Ardagh Metal Packaging Finance USA LLC
3.25%, 9/1/2028
(1)
41,534 39,934
3.00%, 9/1/2029 EUR 8,242 9,210
Principal
Amount Value
CONTAINERS & PACKAGING (continued)
Ardagh Metal Packaging Finance USA LLC (continued)
4.00%, 9/1/2029
(1)
61,846 $ 58,221
Canpack SA
3.88%, 11/15/2029
(1)
(2)
6,209 5,946
Iris Holding, Inc.
10.00%, 12/15/2028
(1)
49,222 44,495
Toucan FinCo. Ltd.
9.50%, 5/15/2030
(1)
(2)
30,485 30,442
188,248
DISTRIBUTORS - 0 .7%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029
(1)
4,150 3,999
Gates Corp.
6.88%, 7/1/2029
(1)
28,074 29,154
Windsor Holdings III LLC
8.50%, 6/15/2030
(1)
43,264 45,702
78,855
DIVERSIFIED CONSUMER SERVICES - 0 .3%
Wand NewCo 3, Inc.
7.63%, 1/30/2032
(1)
32,851 34,767
DIVERSIFIED REITS - 0 .8%
Global Net Lease, Inc.
3.75%, 12/15/2027
(1)
53,117 51,720
4.50%, 9/30/2028
(1)
31,343 30,725
82,445
DIVERSIFIED TELECOMMUNICATION SERVICES - 5 .4%
Altice France SA
6.50%, 10/15/2031
(1)
(2)
3,720 3,532
6.50%, 4/15/2032
(1)
(2)
35,478 34,012
6.88%, 7/15/2032
(1)
(2)
85,466 81,957
CCO Holdings LLC
5.13%, 5/1/2027
(1)
26,053 26,017
5.00%, 2/1/2028
(1)
18,210 18,066
6.38%, 9/1/2029
(1)
19,741 20,012
4.75%, 3/1/2030
(1)
39,605 37,825
4.50%, 8/15/2030
(1)
108,069 101,748
4.25%, 2/1/2031
(1)
95,593 87,836
4.50%, 5/1/2032 94,019 84,386
4.25%, 1/15/2034
(1)
24,208 20,583
Virgin Media Secured Finance plc
5.50%, 5/15/2029
(1)
(2)
27,393 26,986
4.50%, 8/15/2030
(1)
(2)
31,888 29,520
572,480
ELECTRICAL EQUIPMENT - 1 .1%
Regal Rexnord Corp.
6.05%, 2/15/2026 1,768 1,771
6.05%, 4/15/2028 3,998 4,136
6.30%, 2/15/2030 52,835 55,998
6.40%, 4/15/2033 46,270 49,770
111,675
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0 .1%
Insight Enterprises, Inc.
6.63%, 5/15/2032
(1)
7,247 7,450

Artisan Partners Funds
Principal
Amount Value
FINANCIAL SERVICES - 1 .3%
Block, Inc.
5.63%, 8/15/2030
(1)
11,492 $ 11,725
3.50%, 6/1/2031 7,513 7,062
6.50%, 5/15/2032 49,364 51,332
6.00%, 8/15/2033
(1)
6,129 6,292
Shift4 Payments LLC
6.75%, 8/15/2032
(1)
28,641 29,572
WEX, Inc.
6.50%, 3/15/2033
(1)
31,235 31,974
137,957
FOOD PRODUCTS - 0 .2%
Chobani Holdco II LLC
8.75% Cash, or 9.50% PIK, 10/1/2029
(1)
17,558 18,315
HEALTH CARE EQUIPMENT & SUPPLIES - 2 .5%
Medline Borrower LP
3.88%, 4/1/2029
(1)
175,967 171,798
6.25%, 4/1/2029
(1)
30,184 31,203
5.25%, 10/1/2029
(1)
59,998 60,323
263,324
HEALTH CARE PROVIDERS & SERVICES - 0 .3%
National Mentor Holdings, Inc.
10.50%, 12/15/2030
(1)
35,256 35,443
HEALTH CARE TECHNOLOGY - 0 .3%
IQVIA, Inc.
6.25%, 6/1/2032
(1)
34,220 35,757
HOTEL & RESORT REITS - 0 .6%
RHP Hotel Properties LP
6.50%, 6/15/2033
(1)
3,801 3,951
XHR LP
4.88%, 6/1/2029
(1)
56,701 55,904
6.63%, 5/15/2030
(1)
5,449 5,624
65,479
HOTELS, RESTAURANTS & LEISURE - 12 .3%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029
(1)
(2)
4,065 4,233
Carnival Corp.
4.00%, 8/1/2028
(1)
13,445 13,247
5.13%, 5/1/2029
(1)
45,453 45,957
5.75%, 8/1/2032
(1)
132,628 136,113
6.13%, 2/15/2033
(1)
80,848 83,483
Churchill Downs, Inc.
4.75%, 1/15/2028
(1)
18,039 17,972
5.75%, 4/1/2030
(1)
8,334 8,415
Flutter Treasury DAC
6.38%, 4/29/2029
(1)
(2)
16,286 16,812
5.88%, 6/4/2031
(1)
(2)
38,699 39,237
Lindblad Expeditions LLC
6.75%, 2/15/2027
(1)
39,985 40,228
7.00%, 9/15/2030
(1)
30,632 31,955
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031
(1)
(2)
39,437 35,130
MGM Resorts International
4.63%, 9/1/2026 4,758 4,759
4.75%, 10/15/2028 40,099 40,003
NCL Corp. Ltd.
7.75%, 2/15/2029
(1)
72,482 77,157
5.88%, 1/15/2031
(1)
45,676 45,503
6.75%, 2/1/2032
(1)
44,884 45,958
6.25%, 9/15/2033
(1)
34,253 34,239
NCL Finance Ltd.
6.13%, 3/15/2028
(1)
135,465 139,331
Principal
Amount Value
HOTELS, RESTAURANTS & LEISURE (continued)
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026
(1)
19,431 $ 19,428
5.50%, 4/1/2028
(1)
49,465 50,351
6.25%, 3/15/2032
(1)
13,336 13,800
6.00%, 2/1/2033
(1)
12,378 12,718
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029
(1)
43,790 42,592
Station Casinos LLC
4.63%, 12/1/2031
(1)
29,589 28,052
TKC Holdings, Inc.
6.88%, 5/15/2028
(1)
74,486 75,212
10.50%, 5/15/2029
(1)
106,346 109,280
Vail Resorts, Inc.
5.63%, 7/15/2030
(1)
15,343 15,592
6.50%, 5/15/2032
(1)
39,627 41,123
Viking Cruises Ltd.
5.88%, 10/15/2033
(1)
45,319 46,020
Voyager Parent LLC
9.25%, 7/1/2032
(1)
12,362 13,118
1,327,018
HOUSEHOLD DURABLES - 0 .2%
Somnigroup International, Inc.
3.88%, 10/15/2031
(1)
19,694 18,408
INSURANCE - 12 .1%
Acrisure LLC
8.25%, 2/1/2029
(1)
42,456 44,101
4.25%, 2/15/2029
(1)
17,934 17,489
8.50%, 6/15/2029
(1)
35,984 37,655
6.00%, 8/1/2029
(1)
99,159 97,950
7.50%, 11/6/2030
(1)
33,794 35,201
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027
(1)
11,678 11,604
6.75%, 10/15/2027
(1)
79,202 79,667
5.88%, 11/1/2029
(1)
54,415 54,367
7.00%, 1/15/2031
(1)
16,488 17,106
6.50%, 10/1/2031
(1)
54,287 55,953
7.38%, 10/1/2032
(1)
9,369 9,714
AmWINS Group, Inc.
6.38%, 2/15/2029
(1)
11,301 11,622
4.88%, 6/30/2029
(1)
7,360 7,238
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 7/15/2033
(1)
30,207 30,560
Ardonagh Finco Ltd.
7.75%, 2/15/2031
(1)
(2)
109,160 114,438
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032
(1)
(2)
280,218 291,232
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031
(1)
61,130 63,337
Broadstreet Partners Group LLC
5.88%, 4/15/2029
(1)
65,204 65,102
HUB International Ltd.
7.25%, 6/15/2030
(1)
54,194 56,900
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(1)
(2)
82,197 86,152
6.88%, 10/1/2033
(1)
(2)
49,491 47,788
7.25%, 10/1/2033
(1)
(2)
CAD 5,330 3,888
Ryan Specialty LLC
4.38%, 2/1/2030
(1)
3,884 3,812
5.88%, 8/1/2032
(1)
22,762 23,257
1,266,133

Artisan Partners Funds
Principal
Amount Value
IT SERVICES - 1 .6%
Arches Buyer, Inc.
4.25%, 6/1/2028
(1)
177,404 $ 174,107
MACHINERY - 1 .3%
Calderys Financing II LLC
11.75% Cash, or 12.50% PIK, 6/1/2028
(1)
34,714 35,729
Calderys Financing LLC
11.25%, 6/1/2028
(1)
(2)
38,672 41,064
Chart Industries, Inc.
7.50%, 1/1/2030
(1)
18,527 19,310
9.50%, 1/1/2031
(1)
12,093 12,836
CTEC II GmbH
5.25%, 2/15/2030
(2)
EUR 26,868 29,490
138,429
MEDIA - 2 .9%
CSC Holdings LLC
5.50%, 4/15/2027
(1)
12,343 10,583
5.38%, 2/1/2028
(1)
8,953 6,496
7.50%, 4/1/2028
(1)
57,856 33,701
11.25%, 5/15/2028
(1)
16,145 12,846
11.75%, 1/31/2029
(1)
11,465 8,518
6.50%, 2/1/2029
(1)
21,242 14,077
4.13%, 12/1/2030
(1)
3,919 2,403
4.63%, 12/1/2030
(1)
103,809 37,080
3.38%, 2/15/2031
(1)
2,366 1,433
4.50%, 11/15/2031
(1)
16,836 10,270
DISH Network Corp.
11.75%, 11/15/2027
(1)
36,618 38,111
EchoStar Corp.
10.75%, 11/30/2029 43,414 48,007
6.75% Cash, or 6.75% PIK, 11/30/2030 29,235 29,950
Lamar Media Corp.
5.38%, 11/1/2033
(1)
26,441 26,268
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028
(1)
(2)
22,722 22,293
302,036
METALS & MINING - 0 .7%
Commercial Metals Co.
4.13%, 1/15/2030 12,069 11,719
3.88%, 2/15/2031 3,702 3,515
Compass Minerals International, Inc.
6.75%, 12/1/2027
(1)
28,080 28,079
8.00%, 7/1/2030
(1)
29,704 31,080
74,393
OIL, GAS & CONSUMABLE FUELS - 0 .2%
BKV Upstream Midstream LLC
7.50%, 10/15/2030
(1)
7,555 7,694
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032
(1)
7,783 7,999
15,693
PASSENGER AIRLINES - 3 .2%
VistaJet Malta Finance plc
7.88%, 5/1/2027
(1)
(2)
57,489 57,912
9.50%, 6/1/2028
(1)
(2)
19,631 20,304
6.38%, 2/1/2030
(1)
(2)(3)
274,192 260,935
339,151
PERSONAL CARE PRODUCTS - 1 .0%
BellRing Brands, Inc.
7.00%, 3/15/2030
(1)
77,724 80,357
Principal
Amount Value
PERSONAL CARE PRODUCTS (continued)
Prestige Brands, Inc.
3.75%, 4/1/2031
(1)
22,886 $ 21,370
101,727
PROFESSIONAL SERVICES - 0 .1%
VT Topco, Inc.
8.50%, 8/15/2030
(1)
5,841 6,102
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029
(1)
34,531 33,536
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0 .7%
Kioxia Holdings Corp.
6.25%, 7/24/2030
(1)
(2)
30,570 31,451
6.63%, 7/24/2033
(1)
(2)
38,235 39,760
71,211
SOFTWARE - 0 .5%
Castle US Holding Corp.
10.00%, 6/30/2031
(1)
23,617 3,543
SS&C Technologies, Inc.
6.50%, 6/1/2032
(1)
1,417 1,474
UKG, Inc.
6.88%, 2/1/2031
(1)
48,722 50,048
55,065
SPECIALIZED REITS - 0 .2%
Iron Mountain, Inc.
5.00%, 7/15/2028
(1)
2,053 2,051
5.25%, 7/15/2030
(1)
16,752 16,549
18,600
SPECIALTY RETAIL - 1 .9%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029
(1)
27,360 26,899
Bath & Body Works, Inc.
6.63%, 10/1/2030
(1)
9,413 9,624
6.88%, 11/1/2035 26,806 27,119
6.75%, 7/1/2036 10,753 10,673
Gap, Inc. (The)
3.63%, 10/1/2029
(1)
38,970 36,923
3.88%, 10/1/2031
(1)
26,947 24,907
Park River Holdings, Inc.
8.00%, 3/15/2031
(1)
31,843 32,830
Specialty Building Products Holdings LLC
7.75%, 10/15/2029
(1)
15,373 14,999
White Cap Supply Holdings LLC
7.38%, 11/15/2030
(1)
7,374 7,628
191,602
TEXTILES, APPAREL & LUXURY GOODS - 0 .2%
S&S Holdings LLC
8.38%, 10/1/2031
(1)
23,096 22,131
TRADING COMPANIES & DISTRIBUTORS - 0 .1%
United Rentals North America, Inc.
6.00%, 12/15/2029
(1)
14,900 15,308
WIRELESS TELECOMMUNICATION SERVICES - 0 .9%
Altice France Lux 3
10.00%, 1/15/2033
(1)
(2)
23,161 21,231
Vmed O2 UK Financing I plc
4.25%, 1/31/2031
(1)
(2)
42,712 38,954

Artisan Partners Funds
Principal
Amount Value
WIRELESS TELECOMMUNICATION SERVICES (continued)
Vmed O2 UK Financing I plc (continued)
7.75%, 4/15/2032
(1)
(2)
32,524 $ 33,893
94,078
Total corporate bonds
(
Cost
$6,459,186) 6,521,754
BANK LOANS - 28.5%
AUTOMOBILE COMPONENTS - 2 .5%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.58%, 1/31/2028
(4)
148,684 113,629
(SOFR + 5.00%), 8.83%, 1/31/2028
(4)
134,090 103,451
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 9.67%, 12/3/2029
(4)
47,682 45,934
263,014
BUILDING PRODUCTS - 0 .6%
CP Atlas Buyer, Inc. First Lien Term Loan B
(SOFR + 5.25%), 8.97%, 7/8/2030
(4)
71,026 68,540
CAPITAL MARKETS - 1 .6%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.22%, 7/31/2031
(4)
61,133 60,222
(SOFR + 4.00%), 7.72%, 7/31/2031
(4)
11,714 11,614
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 5.75%), 9.47%, 2/16/2032
(4)
79,637 78,692
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.22%, 10/16/2031
(4)
16,957 17,063
167,591
CHEMICALS - 0 .6%
Arthur US Finco, Inc. First Lien Term Loan
(SOFR + 5.25%), 8.92%, 12/14/2029
(4)
8 7
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 7.93%, 4/9/2032
(4)
34,310 34,181
SCIL IV LLC First Lien Term Loan B2
(SOFR + 4.00%), 7.79%, 11/8/2032
(4)
30,188 30,226
64,414
COMMERCIAL SERVICES & SUPPLIES - 0 .3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.07%, 12/21/2028
(4)
28,105 27,543
COMMUNICATIONS EQUIPMENT - 1 .0%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 2.75%), 6.55%, 11/30/2029
(4)
30,652 30,472
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.06%, 12/24/2030
(4)
75,320 74,096
104,568
CONTAINERS & PACKAGING - 1 .8%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.69%, 6/28/2028
(4)
194,578 188,377
DISTRIBUTORS - 0 .4%
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 7.67%, 11/30/2030
(4)
39,168 39,123
DIVERSIFIED CONSUMER SERVICES - 0 .5%
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.22%, 1/30/2031
(4)
48,371 48,396
ENTERTAINMENT - 0 .3%
The Liberty Co. Insurance Brokers LLC First Lien Term Loan
(SOFR + 3.75%), 7.52%, 10/15/2032
(4)
36,683 36,821
Principal
Amount Value
FINANCIAL SERVICES - 0 .2%
Orion US Finco, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.43%, 10/8/2032
(4)
21,214 $ 21,300
FOOD PRODUCTS - 1 .3%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 8.72%, 11/5/2031
(4)
142,039 133,872
GROUND TRANSPORTATION - 0 .4%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 11.69%, 2/20/2029
(4)
2,707 2,463
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 11.69%, 2/20/2029
(4)
7,624 7,013
(SOFR + 8.00%), 11.89%, 8/20/2029
(4)
21,768 8,272
Vortex Opco LLC First Lien Term Loan
(SOFR + 8.25%), 12.25%, 4/30/2030
(4)
33,522 33,786
51,534
HEALTH CARE PROVIDERS & SERVICES - 0 .2%
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.22%, 12/19/2030
(4)
23,323 23,400
HOTEL & RESORT REITS - 0 .2%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.20%, 6/30/2031
(4)
18,828 18,875
HOTELS, RESTAURANTS & LEISURE - 1 .9%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 8.47%, 9/30/2030
(4)
45,813 42,409
Dave & Buster's, Inc. First Lien Term Loan B
(SOFR + 3.25%), 7.13%, 6/29/2029
(4)
47,045 43,178
(SOFR + 3.25%), 7.13%, 11/3/2031
(4)
7,226 6,425
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 8.72%, 5/15/2028
(4)
69,552 69,726
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, or 13.50% PIK, 2/16/2027 26,170 26,301
188,039
INSURANCE - 2 .1%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 6.97%, 6/21/2032
(4)
5,329 5,327
Alera Group, Inc. First Lien Term Loan
(SOFR + 3.25%), 6.97%, 5/31/2032
(4)
75,711 76,033
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.22%, 5/30/2033
(4)
52,831 53,768
Alliant Holdings Intermediate LLC First Lien Term Loan
(SOFR + 2.50%), 6.22%, 9/19/2031
(4)
18,943 18,980
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 6.95%, 2/18/2031
(2)(4)
11,632 11,596
Goosehead Insurance Holdings LLC First Lien Term Loan B
(SOFR + 3.00%), 6.75%, 1/8/2032
(4)
9,469 9,493
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.25%), 8.97%, 7/2/2032
(4)
17,961 18,085
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 8.75%, 5/6/2032
(4)
25,439 25,714
218,996
IT SERVICES - 4 .3%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.07%, 12/6/2027
(4)
51,528 51,599
X Corp. First Lien Term Loan B1
(SOFR + 6.50%), 10.45%, 10/26/2029
(4)
109,648 107,612
X Corp. First Lien Term Loan B3
9.50%, 10/26/2029 301,955 300,660
459,871
LEISURE PRODUCTS - 3 .3%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.69%, 6/30/2031
(4)
12,122 12,185

Artisan Partners Funds
Principal
Amount Value
LEISURE PRODUCTS (continued)
Bulldog Purchaser, Inc. Second Lien Term Loan
(SOFR + 6.75%), 10.75%, 6/28/2032
(4)
9,545 $ 9,640
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.00%, 9/29/2031
(4)
194,597 192,164
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 4.00%), 7.93%, 6/1/2028
(4)
144,475 130,750
(SOFR + 5.50%), 9.95%, 6/1/2029
(4)
9,177 8,343
353,082
MEDIA - 0 .6%
MJH Healthcare Holdings LLC First Lien Term Loan B
(SOFR + 2.75%), 6.47%, 1/29/2029
(4)
37,608 33,627
(SOFR + 3.75%), 7.47%, 1/29/2029
(4)
34,288 31,374
65,001
PASSENGER AIRLINES - 0 .7%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 7.74%, 4/1/2031
(4)
76,306 76,942
PHARMACEUTICALS - 0 .2%
Paradigm Parent LLC First Lien Term Loan
(SOFR + 4.50%), 8.17%, 4/16/2032
(4)
24,609 21,587
PROFESSIONAL SERVICES - 0 .2%
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 6.87%, 8/9/2030
(4)
23,056 22,706
SOFTWARE - 2 .9%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.50%), 6.17%, 2/24/2031
(4)
43,965 44,194
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.17%, 2/23/2032
(4)
19,044 19,324
Castle US Holding Corp. First Lien Term Loan
(SOFR + 6.00%), 9.72% Cash and 1.00% PIK,
4/29/2030
4,194 4,246
Castle US Holding Corp. First Lien Term Loan B1
(SOFR + 4.25%), 8.08%, 5/31/2030
(4)
4,328 2,288
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.17%, 2/10/2028
(4)
11,797 11,217
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 11.67%, 2/12/2029
(4)
28,018 24,318
Ellucian Holdings, Inc. First Lien Term Loan B1
(SOFR + 2.75%), 6.47%, 10/9/2029
(4)
1,116 1,122
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 8.47%, 11/15/2032
(4)
7,727 7,778
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 8.57%, 7/27/2027
(4)
20,200 9,595
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 7.72%, 4/5/2030
(4)
78,391 68,280
Reorg Mobileum Acquisitionco LLC First Lien Term Loan A
4.73% Cash, or 5.00% PIK, 9/11/2029 8,183 7,201
UKG, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.34%, 2/10/2031
(4)
104,420 104,462
xAI Corp. First Lien Term Loan
12.50%, 6/28/2030
(4)
7,468 7,831
311,856
SPECIALTY RETAIL - 0 .4%
Park River Holdings, Inc. First Lien Term Loan
(SOFR + 4.50%), 8.49%, 3/17/2031
(4)
18,952 19,043
Specialty Building Products Holdings LLC First Lien Term Loan
(SOFR + 3.75%), 7.57%, 10/16/2028
(4)
16,849 15,674
34,717
Principal
Amount Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0 .0%
^
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 11.40%, 6/1/2029
(4)
6,435 $ 2,654
Total bank loans
(
Cost
$3,093,403) 3,012,819
Shares
Held
COMMON STOCKS - 0.4%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.0%
^
Altice France SA
(2) *
76 1,224
GROUND TRANSPORTATION - 0.0%
^
SIRVA Worldwide, Inc.
*
47 40
MACHINERY - 0.1%
Utex Equity
*
364 9,827
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
MP Topco Holdings LLC
*
2,032 30,645
SOFTWARE - 0.0%
^
Matrix Exit Equity
*
355 4,229
Total common stocks
(
Cost
$37,051) 45,965
PREFERRED STOCK - 0.0%
^
GROUND TRANSPORTATION - 0.0%
^
SIRVA Worldwide, Inc.
*
(Cost $1,216)
11 1,902
No. of
Warrants
‡
WARRANT - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price $10
(5)(6)
*
(Cost $—)
71 —
Shares
Held
SHORT-TERM INVESTMENT - 8.8%
INVESTMENT COMPANY - 8.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(7)(8)
(Cost $930,195)
930,195 930,195
Total investments - 99.4%
(Cost $10,521,051) 10,512,635
Other assets less liabilities - 0.6% 62,407
Total net assets - 100.0%
#
$ 10,575,042
(1)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.

Artisan Partners Funds
Security
Country
Trading
Currency
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029
Switzerland
USD
Altice France Lux 3, 10.00%, 1/15/2033
Luxembourg
USD
Altice France SA
France
EUR
Altice France SA, 6.50%, 10/15/2031
France
USD
Altice France SA, 6.50%, 4/15/2032
France
USD
Altice France SA, 6.88%, 7/15/2032
France
USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031
United Kingdom
USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032
United Kingdom
USD
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 6.95%, 2/18/2031
United Kingdom
USD
Calderys Financing LLC, 11.25%, 6/1/2028
France
USD
Canpack SA, 3.88%, 11/15/2029
Poland
USD
CTEC II GmbH, 5.25%, 2/15/2030
Germany
EUR
Flutter Treasury DAC, 6.38%, 4/29/2029
Ireland
USD
Flutter Treasury DAC, 5.88%, 6/4/2031
Ireland
USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030
Canada
USD
Jones Deslauriers Insurance Management, Inc., 6.88%, 10/1/2033
Canada
USD
Jones Deslauriers Insurance Management, Inc., 7.25%, 10/1/2033
Canada
CAD
Kioxia Holdings Corp., 6.25%, 7/24/2030
Japan
USD
Kioxia Holdings Corp., 6.63%, 7/24/2033
Japan
USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031
United Kingdom
USD
Methanex Corp., 5.13%, 10/15/2027
Canada
USD
Methanex Corp., 5.25%, 12/15/2029
Canada
USD
Methanex Corp., 5.65%, 12/1/2044
Canada
USD
Toucan FinCo. Ltd., 9.50%, 5/15/2030
Canada
USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029
United Kingdom
USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030
United Kingdom
USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028
United Kingdom
USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027
Switzerland
USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028
Switzerland
USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030
Switzerland
USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031
United Kingdom
USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032
United Kingdom
USD
(2)
The Fund considers the company to be from outside the United States.
(3)
All or a portion of security is on loan at December 31, 2025.
(4)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of December 31, 2025.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(7)
Security is partially used as collateral for securities lending. At December 31, 2025, the Fund had loaned securities with a total value of $37,646. This was collateralized by cash of $38,674 which was subsequently invested in an investment company.
(8)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 1,071,640 10 .2%
Consumer Discretionary 2,760,638 26 .3
Consumer Staples 253,914 2 .4
Energy 15,693 0 .1
Financials 1,852,520 17 .6
Health Care 379,511 3 .6
Industrials 1,109,980 10 .6
Information Technology 1,191,011 11 .4
Materials 697,953 6 .6
Real Estate 249,580 2 .4
Short-Term Investment 930,195 8 .8
Total investments $ 10,512,635 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 3,888 0 .0%
^
EUR 39,924 0 .4
USD 10,468,823 99 .6
Total investments $ 10,512,635 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
USD 39,548 EUR 33,455 BOA 3/23/2026 90
Total unrealized appreciation 90
USD 3,907 CAD 5,392 BOA 3/10/2026 (32)
Total unrealized depreciation (32)
Net unrealized appreciation 58
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 98.7%
BELGIUM - 2 .5%
Elia Group SA/NV
(1)
489 $ 63,052
UCB SA
(1)
307 85,717
148,769
CHINA - 7 .4%
Contemporary Amperex Technology Co. Ltd., Class A
(1)
2,917 152,732
Sieyuan Electric Co. Ltd., Class A
(1)
3,124 68,866
Tencent Holdings Ltd., ADR 1,456 111,494
Tencent Holdings Ltd.
(1)
1,469 112,565
445,657
DENMARK - 3 .6%
Danske Bank A/S
(1)
2,976 148,473
NKT A/S
(1) *
526 65,706
214,179
FRANCE - 12 .3%
Air Liquide SA
(1)
623 117,228
Airbus SE
(1)
244 56,536
AXA SA
(1)
1,927 92,657
BNP Paribas SA
(1)
1,548 146,464
Danone SA 732 66,089
Safran SA
(1)
340 118,269
SPIE SA
(1)
2,468 142,040
739,283
GERMANY - 8 .9%
Allianz SE
(1)
124 56,815
Deutsche Boerse AG
(1)
235 61,596
MTU Aero Engines AG
(1)
216 90,073
RWE AG
(1)
854 45,440
Siemens Healthineers AG
(1)(2)
1,623 85,164
Symrise AG, Class A
(1)
708 57,317
Vonovia SE
(1)
4,824 139,074
535,479
GREECE - 1 .2%
Piraeus Bank SA
(1) *
8,773 69,745
HONG KONG - 3 .2%
AIA Group Ltd.
(1)
12,657 130,002
Prudential plc
(1)
4,012 61,910
191,912
ITALY - 2 .2%
BFF Bank SpA
(1)(2) *
6,188 68,723
Enel SpA
(1)
6,340 66,055
134,778
JAPAN - 5 .7%
Hitachi Ltd.
(1)
186 5,770
Japan Post Bank Co. Ltd.
(1)
3,849 54,127
Mitsubishi UFJ Financial Group, Inc.
(1)
5,850 92,900
Mitsui Fudosan Co. Ltd.
(1)
4,167 47,404
Nippon Sanso Holdings Corp.
(1)
1,484 44,310
SMC Corp.
(1)
111 38,476
Tokyo Gas Co. Ltd.
(1)
1,494 59,056
342,043
NETHERLANDS - 0 .9%
ASML Holding NV
(1)
33 34,909
Magnum Ice Cream Co. NV (The)
(1) *
1,268 20,131
55,040
Shares
Held Value
RUSSIA - 0 .0%
Sberbank of Russia PJSC
(1)(3)(4)
38,445 $ —
SINGAPORE - 0 .1%
Singapore Technologies Engineering Ltd.
(1)
1,308 8,536
SOUTH KOREA - 14 .4%
Hanwha Aerospace Co. Ltd.
(1) *
236 153,745
HD Hyundai Electric Co. Ltd.
(1)
85 45,579
Hyosung Heavy Industries Corp.
(1) *
51 61,866
Korea Electric Power Corp.
(1) *
3,163 102,815
LIG Nex1 Co. Ltd.
(1) *
670 194,543
LS Electric Co. Ltd.
(1) *
546 171,982
MNC Solution Co. Ltd.
(1) *
128 12,623
Samsung Electronics Co. Ltd.
(1)
1,246 103,809
Samsung Electronics Co. Ltd., GDR
(1)(2)
10 21,419
868,381
SPAIN - 0 .6%
Aena SME SA
(1)(2)
937 26,230
CaixaBank SA
(1)
1,041 12,718
38,948
SWITZERLAND - 8 .1%
Medacta Group SA
(1)(2)
282 55,568
SGS SA
(1)
811 92,950
UBS Group AG
(1)
7,315 338,145
486,663
TAIWAN - 3 .9%
Lotes Co. Ltd.
(1)
1,917 78,617
Taiwan Semiconductor Manufacturing Co. Ltd.
(1)
3,211 156,868
235,485
UNITED KINGDOM - 22 .0%
3i Group plc
(1)
1,203 52,359
Babcock International Group plc
(1)
7,412 123,376
Balfour Beatty plc
(1)
1,977 18,853
HSBC Holdings plc (HKEX)
(1)
1,756 27,525
HSBC Holdings plc (LSE)
(1)
3,612 56,563
J Sainsbury plc
(1)
25,497 112,369
Lloyds Banking Group plc
(1)
91,887 121,093
Melrose Industries plc
(1)
17,289 136,026
National Grid plc
(1)
17,305 266,692
RELX plc
(1)
338 13,668
SSE plc
(1)
3,298 96,694
Tesco plc
(1)
37,158 221,236
Unilever plc
(1)
1,243 81,244
1,327,698
UNITED STATES - 1 .7%
CRH plc 689 85,956
Nestle SA
(1)
147 14,607
100,563
Total common stocks
(
Cost
$4,553,886) 5,943,159
SHORT-TERM INVESTMENT - 0.8%
2
INVESTMENT COMPANY - 0.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(5)
(Cost $49,544)
49,544 49,544

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
9/16/2021 - 2/11/2022
$ 159,810
$ –
0.0%
Shares
Held Value
Total investments - 99.5%
(Cost $4,603,430) $ 5,992,703
Other assets less liabilities - 0.5% 31,093
Total net assets - 100.0%
#
$ 6,023,796
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $5,679,620, or 94.3% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025,
the value of these securities was $257,104 or 4.3% of net assets.
(3)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Security is restricted.
(5)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 224,059 3 .7%
Consumer Staples 515,676 8 .6
Financials 1,591,815 26 .6
Health Care 226,449 3 .8
Industrials 1,798,445 30 .0
Information Technology 395,622 6 .6
Materials 304,811 5 .1
Real Estate 186,478 3 .1
Utilities 699,804 11 .7
Short-Term Investment 49,544 0 .8
Total investments $ 5,992,703 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 501,270 8 .4%
CNY 221,598 3 .7
DKK 214,179 3 .6
EUR 1,701,911 28 .4
GBP 1,353,176 22 .6
HKD 299,130 5 .0
JPY 342,043 5 .7
KRW 846,962 14 .1
RUB – 0 .0
SGD 8,536 0 .1
TWD 235,485 3 .9
USD 268,413 4 .5
Total investments $ 5,992,703 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL EXPLORER FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 88.0%
AUSTRALIA - 3 .7%
Steadfast Group Ltd.
(1)
4,248 $ 14,950
BRAZIL - 0 .7%
Pluxee NV
(1)
175 2,734
CANADA - 2 .4%
Knight Therapeutics, Inc.
*
1,345 5,928
Real Matters, Inc.
*
935 3,949
9,877
FRANCE - 7 .3%
Alten SA
(1)
352 29,765
INDIA - 0 .8%
Care Ratings Ltd.
(1)
180 3,211
INDONESIA - 1 .0%
Mitra Adiperkasa Tbk. PT
(1)
57,227 3,998
IRELAND - 10 .5%
Glenveagh Properties plc
(1)(2) *
18,726 42,477
Permanent TSB Group Holdings plc
(1) *
68 227
42,704
ITALY - 1 .5%
Sesa SpA
(1)
57 6,017
JAPAN - 15 .7%
Kansai Paint Co. Ltd.
(1)
1,062 16,750
Lion Corp.
(1)
1,073 11,328
Sato Corp.
(1)
600 9,181
Zuken, Inc.
(1)
843 26,285
63,544
NORWAY - 0 .9%
Spir Group ASA
(1)
4,431 3,698
SOUTH AFRICA - 1 .2%
Famous Brands Ltd.
(1)
1,444 4,666
SOUTH KOREA - 3 .0%
Vitzrocell Co. Ltd.
(1) *
999 12,123
SWITZERLAND - 1 .8%
Medmix AG
(1)(2)
513 7,272
UNITED KINGDOM - 25 .9%
Allfunds Group plc
(1)
970 9,129
Elementis plc
(1)
9,860 22,064
Essentra plc
(1)
6,481 8,397
FDM Group Holdings plc
(1)
4,089 7,341
IQE plc
(1)(3) *
60,785 4,038
Kingfisher plc
(1)
2,869 12,030
LSL Property Services plc
(1)
898 3,184
Luxfer Holdings plc 784 10,609
M&C Saatchi plc
(1)(3)
6,273 11,077
Pets at Home Group plc
(1)
1,994 5,307
Sabre Insurance Group plc
(1)(2)
6,647 11,631
104,807
UNITED STATES - 8 .9%
Impro Precision Industries Ltd.
(1)(2)
27,373 17,017
Signify NV
(1)(2)
772 18,962
35,979
Shares
Held Value
VIRGIN ISLANDS, BRITISH - 2 .7%
AdvancedAdvT Ltd.
(1) *
4,763 $ 11,058
Total common stocks
(
Cost
$336,104) 356,403
Principal
Amount
CONVERTIBLE BOND - 1.0%
UNITED KINGDOM - 1.0%
IQE plc
Conversion rate: 15 pence, Zero Coupon,
3/13/2026
(1)(3)(4)
(Cost $4,154)
GBP 3,292 4,271
Shares
Held
SHORT-TERM INVESTMENT - 10.5%
2
INVESTMENT COMPANY - 10 .5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(5)
(Cost $42,458)
42,458 42,458
Total investments - 99.5%
(Cost $382,716) 403,132
Other assets less liabilities - 0.5% 1,825
Total net assets - 100.0%
#
$ 404,957
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $340,188, or 84.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025,
the value of these securities was $97,359 or 24.0% of net assets.
(3)
"Affiliated company" as defined under the Investment Company Act of 1940.
(4)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 11,077 2 .8%
Consumer Discretionary 68,478 17 .0
Consumer Staples 11,328 2 .8
Financials 41,882 10 .4
Health Care 13,200 3 .3
Industrials 67,892 16 .8
Information Technology 92,473 22 .9
Materials 47,211 11 .7
Real Estate 7,133 1 .8
Short-Term Investment 42,458 10 .5
Total investments $ 403,132 100 .0%

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AUD $ 14,950 3 .7%
CAD 9,877 2 .4
CHF 7,272 1 .8
EUR 109,311 27 .1
GBP 100,398 24 .9
HKD 17,017 4 .2
IDR 3,998 1 .0
INR 3,211 0 .8
JPY 63,544 15 .8
KRW 12,123 3 .0
NOK 3,698 0 .9
USD 53,067 13 .2
ZAR 4,666 1 .2
Total investments $ 403,132 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL SMALL-MID FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.5%
AUSTRALIA - 0 .2%
Iluka Resources Ltd.
(1)
1,375 $ 5,357
BRAZIL - 0 .5%
B3 SA - Brasil Bolsa Balcao
(1)
5,943 15,536
CANADA - 5 .6%
Altus Group Ltd. 504 20,812
CAE, Inc.
*
1,622 49,319
Kinaxis, Inc.
*
462 58,304
Lightspeed Commerce, Inc.
*
2,383 28,749
MDA Space Ltd.
*
285 5,539
162,723
CHINA - 0 .5%
Airtac International Group
(1)
477 14,118
DENMARK - 5 .9%
ALK-Abello A/S, Class B
(1) *
549 19,692
Ambu A/S, Class B
(1)
3,383 46,638
DSV A/S
(1)
75 18,936
FLSmidth & Co. A/S
(1)
479 33,319
Genmab A/S
(1) *
168 52,018
170,603
FINLAND - 4 .9%
Huhtamaki OYJ
(1)
840 29,262
Metso Oyj
(1)
6,366 111,074
140,336
FRANCE - 2 .6%
DBV Technologies SA, ADR
*
2,025 38,810
Lectra
(1)
890 26,602
Robertet SA
(1)
10 9,844
75,256
GERMANY - 1 .7%
Brenntag SE
(1)
429 24,991
Hannover Rueck SE
(1)
55 17,211
Hensoldt AG
(1)
63 5,479
47,681
ICELAND - 0 .4%
Embla Medical HF
(1) *
2,308 11,807
IRELAND - 1 .3%
Glanbia plc
(1)
2,112 36,219
ISRAEL - 6 .1%
Kornit Digital Ltd.
*
1,493 21,474
Nice Ltd., ADR
*
751 84,908
Radware Ltd.
*
1,772 42,677
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.
(1)
94 10,360
Tel Aviv Stock Exchange Ltd.
(1)
588 17,503
176,922
ITALY - 1 .2%
De' Longhi SpA
(1)
213 9,076
Ermenegildo Zegna NV 1,157 11,861
Fincantieri SpA
(1) *
709 13,753
34,690
JAPAN - 17 .4%
Ariake Japan Co. Ltd.
(1)
1,119 37,797
Azbil Corp.
(1)
5,784 52,576
baudroie, Inc.
(1) *
796 11,558
CKD Corp.
(1)
898 17,574
Shares
Held Value
JAPAN (continued)
Daikokutenbussan Co. Ltd.
(1)
208 $ 7,593
Daiseki Co. Ltd.
(1)
506 10,973
GMO Financial Gate, Inc.
(1)
188 6,223
GMO Payment Gateway, Inc.
(1)
658 40,872
Harmonic Drive Systems, Inc.
(1)
890 21,518
Japan Elevator Service Holdings Co. Ltd.
(1)
1,780 19,764
Maruwa Co. Ltd.
(1)
63 17,134
MatsukiyoCocokara & Co.
(1)
1,733 30,078
Money Forward, Inc.
(1) *
1,678 50,043
Morinaga Milk Industry Co. Ltd.
(1)
1,090 25,916
NOF Corp.
(1)
1,651 31,799
Otsuka Corp.
(1)
769 15,837
Rohm Co. Ltd.
(1)
3,387 48,084
Ryohin Keikaku Co. Ltd.
(1)
866 15,386
Sawai Group Holdings Co. Ltd.
(1)
1,703 25,570
Trusco Nakayama Corp.
(1)
487 7,469
Union Tool Co.
(1)
140 7,650
501,414
MEXICO - 1 .2%
Corp. Inmobiliaria Vesta SAB de CV 5,242 16,034
Qualitas Controladora SAB de CV 1,781 18,407
34,441
NETHERLANDS - 0 .5%
IMCD NV
(1)
152 13,851
NORWAY - 0 .9%
Nordic Semiconductor ASA
(1) *
2,029 26,611
SOUTH KOREA - 0 .1%
Hanmi Pharm Co. Ltd.
(1) *
13 4,025
SWEDEN - 2 .7%
Beijer Ref AB, Class B
(1)
1,493 24,014
Swedish Orphan Biovitrum AB
(1) *
1,487 53,476
77,490
SWITZERLAND - 2 .0%
dormakaba Holding AG
(1)
272 21,980
Helvetia Baloise Holding AG
(1)
74 19,528
Landis+Gyr Group AG
(1)
227 14,685
56,193
THAILAND - 0 .5%
Fabrinet
*
32 14,764
UNITED KINGDOM - 21 .0%
Admiral Group plc
(1)
389 16,636
AJ Bell plc
(1)
2,292 13,627
Aviva plc
(1)
3,770 34,514
Balfour Beatty plc
(1)
4,915 46,884
Burberry Group plc
(1) *
1,022 17,425
Cerillion plc
(1)
170 2,790
Chemring Group plc
(1)
6,011 38,128
Convatec Group plc
(1)(2)
24,114 78,792
Games Workshop Group plc
(1)
102 25,898
JD Sports Fashion plc
(1)
9,369 10,638
JET2 plc
(1)
2,347 44,315
Melrose Industries plc
(1)
6,606 51,970
Pensionbee Group plc
(1) *
1,767 3,843
Rotork plc
(1)
11,415 49,898
Smiths Group plc
(1)
1,278 40,270
St. James's Place plc
(1)
2,064 38,190

Artisan Partners Funds
Shares
Held Value
UNITED KINGDOM (continued)
Taylor Wimpey plc
(1)
20,657 $ 29,910
Trainline plc
(1)(2) *
6,352 18,870
Weir Group plc (The)
(1)
997 38,034
YouGov plc
(1)
1,246 4,307
604,939
UNITED STATES - 20 .3%
Agilysys, Inc.
*
276 32,840
Agios Pharmaceuticals, Inc.
*
311 8,476
Alkermes plc
*
814 22,762
Amdocs Ltd. 90 7,275
BeOne Medicines Ltd., ADR
*
100 30,435
Bridgebio Pharma, Inc.
*
170 12,973
Bruker Corp. 156 7,344
Calix, Inc.
*
364 19,249
Celcuity, Inc.
*
332 33,074
Dyne Therapeutics, Inc.
*
399 7,795
Edgewise Therapeutics, Inc.
*
329 8,158
Five9, Inc.
*
483 9,684
Glaukos Corp.
*
425 48,019
Inspire Medical Systems, Inc.
*
482 44,454
Insulet Corp.
*
61 17,457
Ionis Pharmaceuticals, Inc.
*
373 29,525
Kodiak Sciences, Inc.
*
516 14,428
Legend Biotech Corp., ADR
*
1,432 31,122
LivaNova plc
*
1,394 85,789
Madrigal Pharmaceuticals, Inc.
*
47 27,525
Ocular Therapeutix, Inc.
*
672 8,160
Palvella Therapeutics, Inc.
*
131 13,679
PROCEPT BioRobotics Corp.
*
252 7,928
RxSight, Inc.
*
1,327 13,832
SolarEdge Technologies, Inc.
*
805 23,216
Tarsus Pharmaceuticals, Inc.
*
263 21,541
586,740
Total common stocks
(
Cost
$2,200,385) 2,811,716
SHORT-TERM INVESTMENT - 1 .4%
2
INVESTMENT COMPANY - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(3)
(Cost $41,174)
41,174 41,174
Total investments - 98.9%
(Cost $2,241,559) 2,852,890
Other assets less liabilities - 1.1% 32,382
Total net assets - 100.0%
#
$ 2,885,272
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,813,318, or 62.8% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025,
the value of these securities was $97,662 or 3.4% of net assets.
(3)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 4,307 0 .2%
Consumer Discretionary 139,064 4 .9
Consumer Staples 147,963 5 .2
Financials 242,090 8 .5
Health Care 825,304 28 .9
Industrials 752,294 26 .3
Information Technology 587,586 20 .6
Materials 76,262 2 .7
Real Estate 36,846 1 .3
Short-Term Investment 41,174 1 .4
Total investments $ 2,852,890 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AUD $ 5,357 0 .2%
BRL 15,536 0 .6
CAD 162,723 5 .7
CHF 56,193 2 .0
DKK 182,410 6 .4
EUR 297,362 10 .4
GBP 604,939 21 .2
ILS 27,863 1 .0
JPY 501,414 17 .6
KRW 4,025 0 .1
MXN 34,441 1 .2
NOK 26,611 0 .9
SEK 77,490 2 .7
TWD 14,118 0 .5
USD 842,408 29 .5
Total investments $ 2,852,890 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL VALUE FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Danone SA (Registered shares)
5/17/2023 - 9/12/2023
$ 1,004,813
$ 1,472,679
3.5%
Sodexo SA (Registered shares)
9/4/2020
46,862
37,771
0.1%
Voussoir RE Ltd. (Preferred Shares)
1/13/2023
–
20,700
0.1%
Shares
Held Value
COMMON STOCKS - 85.4%
BELGIUM - 1 .3%
Groupe Bruxelles Lambert NV
(1)
5,976 $ 531,873
BERMUDA - 0 .1%
Voussoir RE Ltd. (Preferred Shares)
(1)(2)(3) *
1 20,700
BRAZIL - 0 .4%
Pluxee NV
(1)
12,303 192,737
CANADA - 4 .2%
Alimentation Couche-Tard, Inc. 10,932 597,061
Suncor Energy, Inc. 25,934 1,151,081
1,748,142
CHINA - 0 .9%
Alibaba Group Holding Ltd.
(1)
12,560 229,872
Anhui Conch Cement Co. Ltd., Class H
(1)
49,674 140,517
370,389
FINLAND - 2 .0%
Nokia OYJ
(1)
48,704 315,459
Nokia OYJ, ADR 78,210 506,016
821,475
FRANCE - 9 .8%
Alstom SA
(1) *
6,520 193,002
Capgemini SE
(1)
1,401 232,028
Danone SA 3,878 349,885
Danone SA (Registered shares)
(1)(3)
16,321 1,472,679
LVMH Moet Hennessy Louis Vuitton SE
(1)
604 455,616
Safran SA
(1)
2,845 990,102
Sodexo SA
(1)
7,047 361,002
Sodexo SA (Registered shares)
(3)
737 37,771
4,092,085
GERMANY - 3 .5%
Brenntag SE
(1)(4)
20,104 1,170,900
Fresenius Medical Care AG
(1)
6,234 298,678
1,469,578
INDIA - 2 .2%
HCL Technologies Ltd.
(1)
50,641 914,698
IRELAND - 1 .9%
Ryanair Holdings plc
(1)
22,812 792,227
MEXICO - 0 .4%
Gruma SAB de CV, Class B 10,790 185,470
NETHERLANDS - 4 .7%
Koninklijke Philips NV
(1)(4)
54,609 1,477,993
Magnum Ice Cream Co. NV (The)
(1) *
5,224 82,920
Universal Music Group NV
(1)
15,394 402,174
1,963,087
SOUTH KOREA - 7 .9%
Samsung C&T Corp.
(1) *
1,387 228,473
Samsung Electronics Co. Ltd.
(1)
27,684 2,307,295
Samsung Electronics Co. Ltd. (Preference)
(1)
12,354 758,136
3,293,904
SWITZERLAND - 14 .8%
ABB Ltd.
(1)
22,982 1,698,825
Barry Callebaut AG
(1)(4)
503 827,318
Cie Financiere Richemont SA
(1)
4,592 991,069
DSM-Firmenich AG
(1)(4)
13,695 1,106,729
Shares
Held Value
SWITZERLAND (continued)
UBS Group AG
(1)
34,132 $ 1,577,835
6,201,776
UNITED KINGDOM - 13 .9%
Associated British Foods plc
(1)
25,881 742,147
Berkeley Group Holdings plc
(1)(4)
7,021 368,811
Compass Group plc
(1)
27,469 873,917
Diageo plc
(1)
47,005 1,012,515
Pearson plc
(1)(4)
42,702 602,638
RELX plc
(1)
17,220 696,537
Unilever plc
(1)
23,219 1,518,087
5,814,652
UNITED STATES - 17 .4%
Amrize Ltd.
(1) *
12,324 671,371
Arch Capital Group Ltd.
*
17,127 1,642,789
CNH Industrial NV 25,007 230,568
Garmin Ltd. 4,480 908,865
ICON plc
(4) *
5,170 942,081
Novartis AG
(1)
12,292 1,697,952
Sensata Technologies Holding plc
(4)
10,453 347,968
Willis Towers Watson plc 2,720 893,927
7,335,521
Total common stocks
(
Cost
$23,199,303) 35,748,314
SHORT-TERM INVESTMENT - 11.1%
INVESTMENT COMPANY - 11.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional
Class, 3.67%
(5)
(Cost $4,636,033)
4,636,033 4,636,033
MISCELLANEOUS SECURITIES - 2.8%
(6)
Total Miscellaneous Securities
(Cost $1,079,663) 1,158,669
T otal investments - 99.3%
(Cost $28,914,999 ) 41,543,016
Other assets less liabilities - 0.7% 286,970
Total net assets - 100.0%
#
$41,829,986
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $28,970,229, or 69.3% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security is restricted.
(4)
"Affiliated company" as defined under the Investment Company Act of 1940.
(5)
Represents the current yield as of December 31, 2025.
(6)
Represents unrestricted previously undisclosed common stocks which the Fund has held for less than one year. One or more securities valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 402,174 1 .0%
Consumer Discretionary 4,829,561 11 .6
Consumer Staples 6,788,082 16 .3
Energy 1,151,081 2 .8
Financials 4,859,861 11 .7
Health Care 4,416,704 10 .6
Industrials 6,348,602 15 .3
Information Technology 5,033,632 12 .1
Materials 1,918,617 4 .6
Miscellaneous  Securities 1,158,669 2 .8
Short-Term Investment 4,636,033 11 .2
Total investments $ 41,543,016 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 1,748,142 4 .2%
CHF 7,464,370 18 .0
EUR 10,534,363 25 .4
GBP 5,974,387 14 .4
HKD 370,389 0 .9
INR 914,698 2 .2
JPY 785,074 1 .9
KRW 3,293,904 7 .9
MXN 185,470 0 .4
USD 10,272,219 24 .7
Total investments $ 41,543,016 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
CNH 10,367,352 USD 1,459,951 JPM 1/28/2026 28,424
Total unrealized appreciation 28,424
USD 1,666,281 CNH 11,911,807 JPM 1/28/2026 (43,821)
Total unrealized depreciation (43,821)
Net unrealized depreciation (15,397)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN MID CAP FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 99.0%
AEROSPACE & DEFENSE - 5 .2%
BWX Technologies, Inc. 255 $ 44,089
L3Harris Technologies, Inc. 195 57,314
Woodward, Inc. 231 69,970
171,373
BIOTECHNOLOGY - 16 .4%
Argenx SE, ADR
(1) *
194 163,203
Ascendis Pharma A/S, ADR
(1) *
705 150,370
Insmed, Inc.
*
755 131,449
Twist Bioscience Corp.
*
1,082 34,332
Veracyte, Inc.
*
1,318 55,476
534,830
CAPITAL MARKETS - 2 .0%
Ares Management Corp., Class A 222 35,936
Robinhood Markets, Inc., Class A
*
251 28,361
64,297
CONSTRUCTION & ENGINEERING - 4 .2%
API Group Corp.
*
1,911 73,127
Comfort Systems USA, Inc. 69 64,302
137,429
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2 .1%
US Foods Holding Corp.
*
897 67,531
ELECTRICAL EQUIPMENT - 0 .5%
Bloom Energy Corp., Class A
*
171 14,857
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 1 .9%
Coherent Corp.
*
191 35,216
Teledyne Technologies, Inc.
*
55 27,953
63,169
ENERGY EQUIPMENT & SERVICES - 2 .5%
Baker Hughes Co., Class A 1,794 81,679
ENTERTAINMENT - 9 .2%
Liberty Media Corp-Liberty Formula One, Class C
*
678 66,762
Live Nation Entertainment, Inc.
*
505 71,905
ROBLOX Corp., Class A
*
742 60,089
Roku, Inc., Class A
*
164 17,776
Spotify Technology SA
*
147 85,637
302,169
HEALTH CARE EQUIPMENT & SUPPLIES - 5 .3%
Edwards Lifesciences Corp.
*
191 16,251
Insulet Corp.
*
178 50,615
iRhythm Technologies, Inc.
*
330 58,547
Medline, Inc., Class A
*
544 22,855
Penumbra, Inc.
*
79 24,609
172,877
HEALTH CARE PROVIDERS & SERVICES - 1 .3%
Cencora, Inc. 126 42,509
HEALTH CARE TECHNOLOGY - 0 .6%
Waystar Holding Corp.
*
618 20,254
HOTELS, RESTAURANTS & LEISURE - 6 .3%
DoorDash, Inc., Class A
*
384 87,057
Texas Roadhouse, Inc., Class A 128 21,188
Shares
Held Value
HOTELS, RESTAURANTS & LEISURE (continued)
Viking Holdings Ltd.
*
763 $ 54,452
Wingstop, Inc. 187 44,507
207,204
HOUSEHOLD DURABLES - 1 .7%
Somnigroup International, Inc. 291 25,973
TopBuild Corp.
*
71 29,628
55,601
INDEPENDENT POWER AND RENEWABLE ELECTRICITY
PRODUCERS - 0 .8%
Vistra Corp. 158 25,472
INSURANCE - 0 .5%
Arthur J Gallagher & Co. 66 17,025
INTERACTIVE MEDIA & SERVICES - 1 .4%
Reddit, Inc., Class A
*
197 45,302
IT SERVICES - 4 .9%
Cloudflare, Inc., Class A
*
191 37,586
MongoDB, Inc., Class A
*
108 45,170
Shopify, Inc., Class A
(1) *
475 76,451
159,207
LIFE SCIENCES TOOLS & SERVICES - 4 .3%
Waters Corp.
*
90 34,293
West Pharmaceutical Services, Inc. 384 105,715
140,008
MACHINERY - 5 .0%
Ingersoll Rand, Inc. 439 34,811
RBC Bearings, Inc.
*
172 76,982
Xylem, Inc. 379 51,566
163,359
PROFESSIONAL SERVICES - 1 .0%
Parsons Corp.
*
517 31,979
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .8%
CBRE Group, Inc., Class A
*
370 59,559
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 5 .4%
Astera Labs, Inc.
*
265 44,009
Lattice Semiconductor Corp.
*
789 58,062
MACOM Technology Solutions Holdings, Inc.
*
208 35,625
Monolithic Power Systems, Inc. 44 40,039
177,735
SOFTWARE - 8 .4%
CCC Intelligent Solutions Holdings, Inc.
*
4,329 34,419
Fair Isaac Corp.
*
24 40,823
Guidewire Software, Inc.
*
204 41,074
ServiceTitan, Inc., Class A
*
295 31,427
Synopsys, Inc.
*
71 33,380
Tyler Technologies, Inc.
*
117 53,096
Zscaler, Inc.
*
173 38,926
273,145
SPECIALTY RETAIL - 2 .8%
AutoZone, Inc.
*
14 48,956
Carvana Co., Class A
*
100 42,012
90,968

Artisan Partners Funds
Security
Country
Trading
Currency
Argenx SE
Netherlands
USD
Ascendis Pharma A/S
Denmark
USD
Shopify, Inc.
Canada
USD
Shares
Held Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
- 1 .2%
Pure Storage, Inc., Class A
*
569 $ 38,098
TRADING COMPANIES & DISTRIBUTORS - 2 .3%
FTAI Aviation Ltd. 210 41,314
WESCO International, Inc. 133 32,522
73,836
Total common stocks
(
Cost
$2,175,208) 3,231,472
SHORT-TERM INVESTMENT - 0.3%
INVESTMENT COMPANY - 0.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(2)
(Cost $9,873)
9,873 9,873
Total investments - 99.3%
(Cost $2,185,081) 3,241,345
Other assets less liabilities - 0.7% 23,951
Total net assets - 100.0%
#
$ 3,265,296
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 347,471 10 .7%
Consumer Discretionary 353,774 10 .9
Consumer Staples 67,531 2 .1
Energy 81,679 2 .5
Financials 81,322 2 .5
Health Care 910,477 28 .1
Industrials 592,833 18 .3
Information Technology 711,354 22 .0
Real Estate 59,559 1 .8
Utilities 25,472 0 .8
Short-Term Investment 9,873 0 .3
Total investments $ 3,241,345 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN MID CAP VALUE FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 96.9%
AIR FREIGHT & LOGISTICS - 1 .0%
Expeditors International of Washington, Inc. 41 $ 6,181
BANKS - 8 .0%
Fifth Third Bancorp 192 8,978
First Citizens BancShares, Inc., Class A 9 18,966
M&T Bank Corp. 39 7,777
Prosperity Bancshares, Inc. 184 12,719
48,440
BEVERAGES - 1 .6%
Constellation Brands, Inc., Class A 69 9,585
CAPITAL MARKETS - 1 .1%
Moelis & Co., Class A 98 6,738
CONSTRUCTION MATERIALS - 2 .2%
Amrize Ltd.
*
248 13,437
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .6%
Sysco Corp. 130 9,581
CONTAINERS & PACKAGING - 1 .6%
Silgan Holdings, Inc. 247 9,972
DISTRIBUTORS - 2 .0%
Genuine Parts Co. 101 12,451
ELECTRIC UTILITIES - 4 .6%
Alliant Energy Corp. 196 12,750
OGE Energy Corp. 362 15,462
28,212
ELECTRICAL EQUIPMENT - 2 .5%
nVent Electric plc 151 15,396
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 5 .9%
CDW Corp. 65 8,897
Ralliant Corp. 212 10,792
Vontier Corp. 439 16,337
36,026
ENERGY EQUIPMENT & SERVICES - 2 .0%
NOV, Inc. 781 12,204
ENTERTAINMENT - 1 .8%
Warner Music Group Corp., Class A 353 10,840
FINANCIAL SERVICES - 1 .6%
Corebridge Financial, Inc. 330 9,970
FOOD PRODUCTS - 2 .2%
Tyson Foods, Inc., Class A 226 13,219
GAS UTILITIES - 2 .3%
UGI Corp. 366 13,704
GROUND TRANSPORTATION - 2 .3%
U-Haul Holding Co. 297 13,897
HEALTH CARE EQUIPMENT & SUPPLIES - 2 .7%
Align Technology, Inc.
*
66 10,291
Baxter International, Inc. 314 6,005
16,296
Shares
Held Value
HEALTH CARE PROVIDERS & SERVICES - 4 .6%
Elevance Health, Inc. 39 $ 13,765
Humana, Inc. 54 13,958
27,723
HOTELS, RESTAURANTS & LEISURE - 6 .3%
Expedia Group, Inc. 66 18,653
MGM Resorts International
*
246 8,958
Vail Resorts, Inc. 82 10,950
38,561
INDUSTRIAL REITS - 0 .3%
Lineage, Inc. 45 1,581
INSURANCE - 3 .4%
Arch Capital Group Ltd.
*
90 8,604
Globe Life, Inc. 88 12,248
20,852
INTERACTIVE MEDIA & SERVICES - 1 .4%
Pinterest, Inc., Class A
*
338 8,754
IT SERVICES - 1 .7%
Gartner, Inc.
*
41 10,424
LEISURE PRODUCTS - 1 .8%
Polaris, Inc. 178 11,261
LIFE SCIENCES TOOLS & SERVICES - 5 .7%
ICON plc
*
86 15,683
Revvity, Inc. 95 9,234
Waters Corp.
*
26 9,842
34,759
MACHINERY - 2 .1%
Otis Worldwide Corp. 145 12,682
MEDIA - 3 .7%
News Corp., Class A 412 10,773
Omnicom Group, Inc. 145 11,718
22,491
OIL, GAS & CONSUMABLE FUELS - 2 .0%
Permian Resources Corp., Class A 846 11,872
PROFESSIONAL SERVICES - 3 .0%
Genpact Ltd. 389 18,189
RETAIL REITS - 1 .8%
NNN REIT, Inc. 280 11,094
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 2 .6%
Analog Devices, Inc. 58 15,781
SOFTWARE - 1 .4%
Check Point Software Technologies Ltd.
(1) *
47 8,646
SPECIALIZED REITS - 4 .6%
Lamar Advertising Co., Class A 151 19,114
Public Storage 34 8,738
27,852
SPECIALTY RETAIL - 2 .0%
Asbury Automotive Group, Inc.
*
53 12,269
Vitamin Oldco Holdings, Inc. (escrow shares)
(2)(3) *
220 —
12,269

Artisan Partners Funds
Security
Country
Trading
Currency
Check Point Software Technologies Ltd.
Israel
USD
Shares
Held Value
TRADING COMPANIES & DISTRIBUTORS - 1 .5%
Ferguson Enterprises, Inc. 40 $ 8,846
Total common stocks
(
Cost
$438,509) 589,786
SHORT-TERM INVESTMENT - 1.5%
INVESTMENT COMPANY - 1.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(4)
(Cost $9,146)
9,146 9,146
Total investments - 98.4%
(Cost $447,655) 598,932
Other assets less liabilities - 1.6% 9,911
Total net assets - 100.0%
#
$ 608,843
(1)
The Fund considers the company to be from outside the United States.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 42,085 7 .0%
Consumer Discretionary 74,542 12 .4
Consumer Staples 32,385 5 .4
Energy 24,076 4 .0
Financials 86,001 14 .4
Health Care 78,779 13 .2
Industrials 75,191 12 .6
Information Technology 70,876 11 .8
Materials 23,409 3 .9
Real Estate 40,527 6 .8
Utilities 41,915 7 .0
Short-Term Investment 9,146 1 .5
Total investments $ 598,932 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SELECT EQUITY FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Country
Trading
Currency
Heidelberg Materials AG
Germany
EUR
Samsung Electronics Co. Ltd.
South Korea
KRW
Universal Music Group NV
Netherlands
EUR
Shares
Held Value
COMMON STOCKS - 91.1%
BANKS - 5.2%
Citigroup, Inc. 37 $ 4,276
CAPITAL MARKETS - 10.1%
Bank of New York Mellon Corp. (The) 35 4,082
Charles Schwab Corp. (The) 42 4,199
8,281
CHEMICALS - 4.6%
Axalta Coating Systems Ltd.
*
116 3,760
CONSTRUCTION MATERIALS - 4.7%
Heidelberg Materials AG
(1)(2)
15 3,838
CONSUMER FINANCE - 5.5%
American Express Co. 12 4,566
ENTERTAINMENT - 2.4%
Universal Music Group NV
(1)(2)
75 1,972
FINANCIAL SERVICES - 5.3%
Berkshire Hathaway, Inc., Class B
*
6 3,180
PayPal Holdings, Inc. 20 1,165
4,345
HEALTH CARE PROVIDERS & SERVICES - 9.2%
Elevance Health, Inc. 12 4,091
Henry Schein, Inc.
*
47 3,518
7,609
HOTELS, RESTAURANTS & LEISURE - 3.9%
Aramark 87 3,189
INSURANCE - 8.0%
Everest Group Ltd. 5 1,784
Marsh & McLennan Cos., Inc. 10 1,845
Progressive Corp. (The) 13 2,970
6,599
INTERACTIVE MEDIA & SERVICES - 9.6%
Alphabet, Inc., Class A 14 4,299
Meta Platforms, Inc., Class A 5 3,608
7,907
LIFE SCIENCES TOOLS & SERVICES - 4.3%
IQVIA Holdings, Inc.
*
16 3,511
MACHINERY - 3.8%
Snap-on, Inc. 9 3,151
OIL, GAS & CONSUMABLE FUELS - 4.7%
Shell plc
(2)
105 3,856
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
Lam Research Corp. 20 3,369
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 5.7%
Samsung Electronics Co. Ltd.
(1)(2)
56 4,662
Total common stocks
(
Cost
$48,072) 74,891
Shares
Held Value
SHORT-TERM INVESTMENT - 7.6%
INVESTMENT COMPANY - 7.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(3)
(Cost $6,213)
6,213 $ 6,213
Total investments - 98.7%
(Cost $54,285) 81,104
Other assets less liabilities - 1.3% 1,035
Total net assets - 100.0%
#
$ 82,139
(1)
The Fund considers the company to be from outside the United States.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $14,328, or 17.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 9,880 12 .2%
Consumer Discretionary 3,189 3 .9
Energy 3,856 4 .7
Financials 28,066 34 .6
Health Care 11,120 13 .7
Industrials 3,151 3 .9
Information Technology 8,031 9 .9
Materials 7,598 9 .4
Short-Term Investment 6,213 7 .7
Total investments $ 81,104 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 5,810 7 .1%
GBP 3,856 4 .7
KRW 4,662 5 .7
USD 66,776 82 .5
Total investments $ 81,104 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SMALL CAP FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.0%
AEROSPACE & DEFENSE - 9 .6%
BWX Technologies, Inc. 101 $ 17,499
Hexcel Corp. 164 12,107
Kratos Defense & Security Solutions, Inc.
*
240 18,240
Loar Holdings, Inc.
*
192 13,039
VSE Corp. 190 32,833
93,718
AUTOMOBILE COMPONENTS - 0 .5%
Hesai Group, ADR
(1) *
208 4,670
BEVERAGES - 2 .8%
Vita Coco Co., Inc. (The)
*
514 27,271
BIOTECHNOLOGY - 15 .1%
Ascendis Pharma A/S, ADR
(1) *
239 51,058
Ionis Pharmaceuticals, Inc.
*
162 12,837
Madrigal Pharmaceuticals, Inc.
*
42 24,632
Rhythm Pharmaceuticals, Inc.
*
92 9,803
Twist Bioscience Corp.
*
663 21,020
Vaxcyte, Inc.
*
107 4,933
Veracyte, Inc.
*
538 22,666
146,949
BROADLINE RETAIL - 0 .8%
Ollie's Bargain Outlet Holdings, Inc.
*
75 8,201
BUILDING PRODUCTS - 3 .4%
Modine Manufacturing Co.
*
247 33,000
CAPITAL MARKETS - 2 .8%
Hamilton Lane, Inc., Class A 99 13,261
Marex Group plc
(1)
361 13,856
27,117
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 6 .4%
Cognex Corp. 376 13,512
Flex Ltd.
*
459 27,727
nLight, Inc.
*
384 14,395
Novanta, Inc.
*
52 6,144
61,778
HEALTH CARE EQUIPMENT & SUPPLIES - 6 .4%
iRhythm Technologies, Inc.
*
116 20,652
Penumbra, Inc.
*
110 34,250
PROCEPT BioRobotics Corp.
*
228 7,188
62,090
HEALTH CARE PROVIDERS & SERVICES - 2 .8%
Guardant Health, Inc.
*
101 10,338
HealthEquity, Inc.
*
186 17,012
27,350
HEALTH CARE TECHNOLOGY - 1 .0%
Waystar Holding Corp.
*
309 10,126
HOTELS, RESTAURANTS & LEISURE - 1 .5%
Wingstop, Inc. 61 14,595
HOUSEHOLD DURABLES - 2 .0%
Installed Building Products, Inc. 76 19,749
Shares
Held Value
LIFE SCIENCES TOOLS & SERVICES - 4 .6%
Bruker Corp. 328 $ 15,460
Repligen Corp.
*
64 10,488
Stevanato Group SpA
(1)
911 18,326
44,274
MACHINERY - 6 .0%
Flowserve Corp. 207 14,348
JBT Marel Corp. 125 18,776
SPX Technologies, Inc.
*
126 25,223
58,347
OIL, GAS & CONSUMABLE FUELS - 0 .7%
Centrus Energy Corp., Class A
*
26 6,333
PROFESSIONAL SERVICES - 1 .5%
Parsons Corp.
*
228 14,092
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3 .8%
Colliers International Group, Inc.
(1)
139 20,383
Compass, Inc., Class A
*
1,551 16,389
36,772
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 7 .3%
Lattice Semiconductor Corp.
*
379 27,884
MACOM Technology Solutions Holdings, Inc.
*
174 29,876
Semtech Corp.
*
172 12,680
70,440
SOFTWARE - 9 .8%
Cellebrite DI Ltd.
(1) *
536 9,659
Guidewire Software, Inc.
*
125 25,079
Procore Technologies, Inc.
*
401 29,165
SailPoint, Inc.
*
469 9,487
ServiceTitan, Inc., Class A
*
202 21,556
94,946
SPECIALTY RETAIL - 0 .8%
Warby Parker, Inc., Class A
*
379 8,262
TEXTILES, APPAREL & LUXURY GOODS - 1 .4%
Birkenstock Holding plc
(1) *
337 13,788
TRADING COMPANIES & DISTRIBUTORS - 6 .0%
Applied Industrial Technologies, Inc. 96 24,586
FTAI Aviation Ltd. 110 21,587
SiteOne Landscape Supply, Inc.
*
94 11,748
57,921
Total common stocks
(
Cost
$706,478) 941,789
SHORT-TERM INVESTMENT - 0.6%
INVESTMENT COMPANY - 0.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(2)
(Cost $6,110)
6,110 6,110
Total investments - 97.6%
(Cost $712,588) 947,899
Other assets less liabilities - 2.4% 23,395
Total net assets - 100.0%
#
$ 971,294

Artisan Partners Funds
Security
Country
Trading
Currency
Ascendis Pharma A/S
Denmark
USD
Birkenstock Holding plc
Germany
USD
Cellebrite DI Ltd.
Israel
USD
Colliers International Group, Inc.
Canada
USD
Hesai Group
China
USD
Marex Group plc
United Kingdom
USD
Stevanato Group SpA
Italy
USD
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 69,265 7 .3%
Consumer Staples 27,271 2 .9
Energy 6,333 0 .7
Financials 27,117 2 .9
Health Care 290,790 30 .6
Industrials 257,078 27 .1
Information Technology 227,163 24 .0
Real Estate 36,772 3 .9
Short-Term Investment 6,110 0 .6
Total investments $ 947,899 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SUSTAINABLE EMERGING MARKETS FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.5%
ARGENTINA - 1.0%
Vista Energy SAB de CV, ADR
*
98 $ 4,748
AUSTRALIA - 2.8%
Anglogold Ashanti plc 151 12,854
BELGIUM - 0.6%
Cenergy Holdings SA
(1)
144 2,543
BRAZIL - 7.8%
GPS Participacoes e Empreendimentos SA
(1)(2)
2,184 6,399
Itau Unibanco Holding SA (Preference)
(1)
1,050 7,557
MercadoLibre, Inc.
*
5 9,836
Vale SA
(1)
432 5,648
Vivara Participacoes SA
(1)
968 5,836
35,276
CHINA - 20.4%
Alibaba Group Holding Ltd.
(1)
989 18,106
Baidu, Inc., Class A
(1) *
292 4,787
BYD Co. Ltd., Class H
(1)
349 4,244
Contemporary Amperex Technology Co. Ltd., Class A
(1)
124 6,486
Hengli Petrochemical Co. Ltd., Class A
(1)
817 2,630
Prosus NV
(1)
104 6,406
Tencent Holdings Ltd.
(1)
314 24,030
Trip.com Group Ltd.
(1)
104 7,439
Wuxi Biologics Cayman, Inc.
(1)(3) *
2,035 8,195
Zhuzhou CRRC Times Electric Co. Ltd., Class H
(1)
2,144 10,336
92,659
EGYPT - 0.7%
Commercial International Bank - Egypt (CIB), GDR
(1)(3)
1,525 3,259
GEORGIA - 0.8%
Lion Finance Group plc
(1)
27 3,404
GREECE - 2.4%
Alpha Bank SA
(1)
1,381 5,807
Metlen Energy & Metals plc
(1)(4) *
102 5,320
11,127
HONG KONG - 1.2%
AIA Group Ltd.
(1)
547 5,617
INDIA - 8.0%
Dabur India Ltd.
(1)
431 2,415
Havells India Ltd.
(1)
300 4,755
ICICI Bank Ltd.
(1)
859 12,830
Infosys Ltd.
(1)
245 4,374
Lemon Tree Hotels Ltd.
(1)(3) *
1,470 2,605
Reliance Industries Ltd.
(1)
541 9,448
36,427
INDONESIA - 0.9%
Bank Rakyat Indonesia Persero Tbk. PT
(1)
11,659 2,559
Indofood CBP Sukses Makmur Tbk. PT
(1)
2,971 1,461
4,020
KAZAKHSTAN - 1.1%
Kaspi.KZ JSC, ADR
*
63 4,945
MEXICO - 3.7%
Cemex SAB de CV 5,106 5,864
Gentera SAB de CV 1,602 4,088
Prologis Property Mexico SA de CV, REIT 1,607 6,713
16,665
Shares
Held Value
PANAMA - 1.2%
Copa Holdings SA, Class A 46 $ 5,543
PERU - 2.9%
Cia de Minas Buenaventura SAA, ADR 271 7,548
Credicorp Ltd. 19 5,565
13,113
POLAND - 0.5%
Zabka Group SA
(1) *
328 2,089
RUSSIA - 0.0%
Sberbank of Russia PJSC
(1)(5)(6)
265 —
SINGAPORE - 0.5%
Sea Ltd., ADR
*
19 2,465
SLOVENIA - 1.0%
Nova Ljubljanska Banka dd, GDR
(1)(3)
102 4,347
SOUTH AFRICA - 2.8%
FirstRand Ltd.
(1)
1,345 7,358
MTN Group Ltd.
(1)
520 5,309
12,667
SOUTH KOREA - 13.2%
Cosmax, Inc.
(1) *
36 4,078
Doosan Enerbility Co. Ltd.
(1) *
80 4,159
HD Hyundai Electric Co. Ltd.
(1)
10 5,282
Kia Corp.
(1)
64 5,394
NAVER Corp.
(1)
20 3,286
Samsung Biologics Co. Ltd.
(1)(3) *
7 7,723
Samsung E&A Co. Ltd.
(1) *
104 1,731
Samsung Episholdings Co. Ltd.
(1) *
3 1,804
Shinhan Financial Group Co. Ltd.
(1)
74 3,963
SK hynix, Inc.
(1)
50 22,669
60,089
TAIWAN - 19.6%
E Ink Holdings, Inc.
(1)
1,343 8,440
MediaTek, Inc.
(1)
266 12,044
Taiwan Semiconductor Manufacturing Co. Ltd.
(1)
1,403 68,524
89,008
THAILAND - 0.5%
Bangkok Bank PCL
(1)
449 2,408
TURKEY - 1.0%
BIM Birlesik Magazalar A/S
(1)
360 4,511
UNITED ARAB EMIRATES - 0.6%
ADNOC Logistics & Services
(1)
1,795 2,894
UNITED STATES - 0.5%
Globant SA
*
37 2,429
VIETNAM - 1.8%
Vietnam Technological & Commercial Joint Stock Bank
(1)
6,249 8,283
Total common stocks
(
Cost
$322,589) 443,390

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
1/8/2019 - 3/25/2020
$ 773
$ –
0.0%
Shares
Held Value
SHORT-TERM INVESTMENT - 3.5%
2
INVESTMENT COMPANY - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(7)(8)
(Cost $15,970)
15,970 $ 15,970
Total investments - 101.0%
(Cost $338,559) 459,360
Other assets less liabilities - (1.0)% (4,571)
Total net assets - 100.0%
#
$ 454,789
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $370,792, or 81.5% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(3)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At December 31, 2025,
the value of these securities was $26,129 or 5.7% of net assets.
(4)
All or a portion of security is on loan at December 31, 2025.
(5)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(6)
Security is restricted.
(7)
Security is partially used as collateral for securities lending. At December 31, 2025, the Fund had loaned securities with a total value of $4,930. This was collateralized by cash of $5,185 which was subsequently invested in an investment company.
(8)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 37,412 8 .1%
Consumer Discretionary 62,331 13 .6
Consumer Staples 14,554 3 .2
Energy 17,090 3 .7
Financials 81,990 17 .8
Health Care 17,722 3 .9
Industrials 52,554 11 .4
Information Technology 118,480 25 .8
Materials 34,544 7 .5
Real Estate 6,713 1 .5
Short-Term Investment 15,970 3 .5
Total investments $ 459,360 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AED $ 2,894 0 .6%
BRL 25,440 5 .5
CNY 9,116 2 .0
EUR 24,423 5 .3
GBP 3,404 0 .7
HKD 82,754 18 .0
IDR 4,020 0 .9
INR 36,427 7 .9
KRW 60,089 13 .1
MXN 16,665 3 .6
PLN 2,089 0 .5
THB 2,408 0 .5
TRY 4,511 1 .0
TWD 89,008 19 .4
USD 75,162 16 .4
VND 8,283 1 .8
ZAR 12,667 2 .8
Total investments $ 459,360 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN VALUE FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Country
Trading
Currency
Airbus SE
France
EUR
ASML Holding NV
Netherlands
EUR
Diageo plc
United Kingdom
GBP
Heineken Holding NV
Netherlands
EUR
Kerry Group plc
Ireland
EUR
Koninklijke Philips NV
Netherlands
EUR
NXP Semiconductors NV
Netherlands
USD
Safran SA
France
EUR
Shares
Held Value
COMMON STOCKS - 97.4%
AEROSPACE & DEFENSE - 4 .3%
Airbus SE
(1)(2)
28 $ 6,398
Safran SA
(1)(2)
21 7,357
13,755
AIR FREIGHT & LOGISTICS - 2 .7%
United Parcel Service, Inc., Class B 86 8,487
BANKS - 9 .6%
Bank of America Corp. 176 9,700
PNC Financial Services Group, Inc. (The) 35 7,312
Wells Fargo & Co. 146 13,576
30,588
BEVERAGES - 5 .2%
Diageo plc
(1)(2)
270 5,819
Heineken Holding NV
(1)(2)
144 10,595
16,414
CAPITAL MARKETS - 6 .2%
CME Group, Inc. 20 5,386
Goldman Sachs Group, Inc. (The) 10 8,412
Morgan Stanley 33 5,833
19,631
ENERGY EQUIPMENT & SERVICES - 2 .5%
SLB Ltd. 204 7,842
ENTERTAINMENT - 2 .0%
Walt Disney Co. (The) 55 6,310
FINANCIAL SERVICES - 6 .1%
Berkshire Hathaway, Inc., Class B
*
10 4,842
PayPal Holdings, Inc. 107 6,259
Visa, Inc., Class A 24 8,366
19,467
FOOD PRODUCTS - 5 .2%
Kerry Group plc, Class A
(1)(2)
96 8,824
Nestle SA
(2)
76 7,566
16,390
GROUND TRANSPORTATION - 2 .5%
Union Pacific Corp. 34 7,822
HEALTH CARE EQUIPMENT & SUPPLIES - 4 .9%
Baxter International, Inc. 146 2,792
Koninklijke Philips NV
(1)(2)
218 5,907
Medtronic plc 72 6,888
15,587
HEALTH CARE PROVIDERS & SERVICES - 5 .0%
Elevance Health, Inc. 25 8,692
Humana, Inc. 27 7,023
15,715
HOTELS, RESTAURANTS & LEISURE - 4 .7%
Airbnb, Inc., Class A
*
57 7,675
Booking Holdings, Inc. 1 7,203
14,878
INSURANCE - 2 .0%
Arch Capital Group Ltd.
*
66 6,367
Shares
Held Value
INTERACTIVE MEDIA & SERVICES - 4 .7%
Alphabet, Inc., Class C 32 $ 10,111
Meta Platforms, Inc., Class A 7 4,942
15,053
IT SERVICES - 2 .6%
Accenture plc, Class A 30 8,164
LIFE SCIENCES TOOLS & SERVICES - 3 .1%
Thermo Fisher Scientific, Inc. 17 9,798
MEDIA - 2 .3%
Comcast Corp., Class A 240 7,160
OIL, GAS & CONSUMABLE FUELS - 4 .4%
Diamondback Energy, Inc. 42 6,346
EOG Resources, Inc. 73 7,622
13,968
PHARMACEUTICALS - 2 .6%
Merck & Co., Inc. 78 8,159
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 9 .1%
ASML Holding NV
(1)(2)
7 7,199
Lam Research Corp. 38 6,571
NXP Semiconductors NV
(1)
34 7,471
Texas Instruments, Inc. 44 7,644
28,885
SOFTWARE - 2 .9%
Salesforce, Inc. 34 9,094
TOBACCO - 2 .8%
Philip Morris International, Inc. 56 9,033
Total common stocks
(
Cost
$218,817) 308,567
SHORT-TERM INVESTMENT - 1.7%
INVESTMENT COMPANY - 1.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(3)
(Cost $5,440)
5,440 5,440
Total investments - 99.1%
(Cost $224,257) 314,007
Other assets less liabilities - 0.9% 2,707
Total net assets - 100.0%
#
$ 316,714
(1)
The Fund considers the company to be from outside the United States.

Artisan Partners Funds
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $59,665, or 18.8% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 28,523 9 .1%
Consumer Discretionary 14,878 4 .7
Consumer Staples 41,836 13 .3
Energy 21,811 7 .0
Financials 76,052 24 .2
Health Care 49,261 15 .7
Industrials 30,064 9 .6
Information Technology 46,142 14 .7
Short-Term Investment 5,440 1 .7
Total investments $ 314,007 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 7,566 2 .4%
EUR 46,279 14 .7
GBP 5,819 1 .9
USD 254,343 81 .0
Total investments $ 314,007 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN VALUE INCOME FUND
Schedule of Investments — December 31, 2025 (Unaudited)
Principal amount, shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 93.7%
AIR FREIGHT & LOGISTICS - 1 .7%
United Parcel Service, Inc., Class B 3 $ 279
BANKS - 10 .2%
Bank of America Corp. 6 352
Fifth Third Bancorp 3 140
M&T Bank Corp. 1 155
PNC Financial Services Group, Inc. (The) 1 242
Prosperity Bancshares, Inc. 4 305
Wells Fargo & Co. 6 515
1,709
BEVERAGES - 6 .6%
Coca-Cola Co. (The) 3 215
Constellation Brands, Inc., Class A 2 250
Diageo plc
(1)(2)
10 211
Heineken Holding NV
(1)(2)
6 437
1,113
CAPITAL MARKETS - 4 .5%
CME Group, Inc.
–
^
132
Goldman Sachs Group, Inc. (The)
–
^
198
Moelis & Co., Class A 2 124
Morgan Stanley 2 297
751
CONSTRUCTION MATERIALS - 1 .9%
Amrize Ltd.
*
6 323
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .1%
Sysco Corp. 3 188
DISTRIBUTORS - 1 .5%
Genuine Parts Co. 2 249
ELECTRIC UTILITIES - 9 .7%
Alliant Energy Corp. 5 304
Evergy, Inc. 4 312
IDACORP, Inc. 2 239
OGE Energy Corp. 9 366
PPL Corp. 12 404
1,625
ELECTRICAL EQUIPMENT - 1 .5%
nVent Electric plc 3 256
ENERGY EQUIPMENT & SERVICES - 1 .5%
SLB Ltd. 7 252
ENTERTAINMENT - 1 .4%
Warner Music Group Corp., Class A 8 238
FINANCIAL SERVICES - 4 .2%
Corebridge Financial, Inc. 8 233
PayPal Holdings, Inc. 3 174
Visa, Inc., Class A 1 296
703
FOOD PRODUCTS - 5 .2%
Kerry Group plc, Class A
(1)(2)
3 287
Nestle SA
(2)
3 291
Tyson Foods, Inc., Class A 5 306
884
Shares
Held Value
GAS UTILITIES - 1 .7%
UGI Corp. 7 $ 280
GROUND TRANSPORTATION - 1 .8%
Union Pacific Corp. 1 297
HEALTH CARE EQUIPMENT & SUPPLIES - 3 .3%
Koninklijke Philips NV
(1)(2)
9 250
Medtronic plc 3 299
549
HEALTH CARE REITS - 1 .5%
Universal Health Realty Income Trust 7 257
HOTELS, RESTAURANTS & LEISURE - 2 .0%
MGM China Holdings Ltd.
(1)(2)
88 148
Vail Resorts, Inc. 1 196
344
INDUSTRIAL REITS - 0 .2%
Lineage, Inc. 1 35
IT SERVICES - 1 .5%
Accenture plc, Class A 1 261
LEISURE PRODUCTS - 1 .4%
Polaris, Inc. 4 234
MACHINERY - 2 .1%
Otis Worldwide Corp. 4 355
MEDIA - 3 .3%
Comcast Corp., Class A
(3)
11 327
Omnicom Group, Inc. 3 236
563
OIL, GAS & CONSUMABLE FUELS - 5 .0%
Diamondback Energy, Inc. 2 253
EOG Resources, Inc. 3 352
Permian Resources Corp., Class A 17 239
844
PASSENGER AIRLINES - 1 .8%
Ryanair Holdings plc
(1)(2)
9 297
PHARMACEUTICALS - 2 .1%
Merck & Co., Inc. 3 347
RETAIL REITS - 1 .6%
NNN REIT, Inc. 7 262
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 5 .9%
ASML Holding NV
(1)(2)
–
^
217
Lam Research Corp. 1 218
NXP Semiconductors NV
(1)
1 309
Texas Instruments, Inc. 1 253
997
SPECIALIZED REITS - 4 .6%
Lamar Advertising Co., Class A 5 599
Public Storage 1 176
775

Artisan Partners Funds
Security
Country
Trading
Currency
ASML Holding NV
Netherlands
EUR
Diageo plc
United Kingdom
GBP
Heineken Holding NV
Netherlands
EUR
Kerry Group plc
Ireland
EUR
Koninklijke Philips NV
Netherlands
EUR
MGM China Holdings Ltd.
Macau
HKD
NXP Semiconductors NV
Netherlands
USD
Ryanair Holdings plc
Ireland
EUR
Shares
Held Value
TOBACCO - 2 .9%
Philip Morris International, Inc.
(3)
3 $ 492
Total common stocks
(
Cost
$13,837) 15,759
PREFERRED STOCK - 1.7%
BANKS - 1 .7%
WaFd, Inc. Series A, 4.88%
(4)
(Cost $235) 17 289
SHORT-TERM INVESTMENT - 3.2%
INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
3.67%
(5)
(Cost $540)
540 540
Total investments - 98.6%
(Cost $14,612) 16,588
WRITTEN OPTION CONTRACTS - (0.1)%
(Premiums received $(20)) (22)
Other assets less liabilities - 1.5% 258
Total net assets - 100.0%
#
$ 16,824
(1)
The Fund considers the company to be from outside the United States.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,138, or 12.7% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
At December 31, 2025, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)
Perpetual security. The rate reflected was the rate in effect on December 31, 2025.
(5)
Represents the current yield as of December 31, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 800 4 .8%
Consumer Discretionary 827 5 .0
Consumer Staples 2,677 16 .1
Energy 1,097 6 .6
Financials 3,452 20 .8
Health Care 897 5 .4
Industrials 1,484 9 .0
Information Technology 1,258 7 .6
Materials 323 1 .9
Real Estate 1,328 8 .0
Utilities 1,905 11 .5
Short-Term Investment 540 3 .3
Total investments $ 16,588 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 291 1 .7%
EUR 1,489 9 .0
GBP 211 1 .3
HKD 149 0 .9
USD 14,448 87 .1
Total investments $ 16,588 100 .0%

Artisan Partners Funds
WRITTEN OPTION CONTRACTS
Dollar values in thousands except exercise price
Call Options
Number of
Contracts ‡ Description
Exercise
Price
($)
Notional
Amount
($) Expiration Date
Premiums Paid
(Received)
by Fund
($)
Market
Value
($)
Unrealized
Appreciation
(Depreciation)
($)
1 ASML Holding NV 1,000.00 92 6/19/2026 (10) (8) 2
5 Coca-Cola Co. (The) 72.50 35 2/20/2026 (1) –
^
1
1 Goldman Sachs Group, Inc. (The) 970.00 88 5/15/2026 (4) (3) 1
4 nVent Electric plc 115.00 41 2/20/2026 (2) (1) 1
25 Ryanair Holdings plc 26.00 74 1/16/2026 (3) (10) (7)
Total written option contracts $ – $ – $ –
Total written option contracts (20) (22) (2)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN PARTNERS FUNDS
Notes to N-PORT Part F — December 31, 2025 (UNAUDITED)

Artisan Partners Funds
As of December 31, 2025, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-
one series and follows specialized accounting and reporting under Financial Accounting Standards Board ("FASB") Accounting
Standards Codification Topic 946, Financial Services – Investment Companies.
(1) Investments in Subsidiaries:
Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and
Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated Schedules of Investments include the holdings of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of December 31, 2025, Artisan Emerging Markets Debt Opportunities Subsidiary
Ltd. had $18,441,730 in net assets, representing 11.33% of Emerging Markets Debt Opportunities Fund’s net assets and
Artisan Global Unconstrained Subsidiary Ltd. had $65,256,016 in net assets, representing 9.16% of Global Unconstrained
Fund’s net assets.
(2) Valuation:
The net asset value (“NAV”) of the shares of each class of each Fund is determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of issuance of the Schedules of Investments is considered in determining a fair value for investments held in each Fund and the resulting NAV presented.
In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter is valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security is valued using (i) the closing price on another exchange on which the security traded (if such price is made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid is not available, from a secondary exchange or in the over-the-counter market. Securities trading primarily outside the US may have fair value factors applied where the applicable trading market is closed or as a result of significant market movements following the close of local trading. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost. Exchange traded option contracts are valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange.
Exchange traded futures contracts are valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Derivatives (including centrally cleared swaps, total return swaps, over-the-counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) are valued at the latest net asset value reported by the investment company.
Fixed income securities, including loan participation notes, are fair valued using prices from the Funds’ pricing vendors. Such prices are generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.
Rule 2a-5 under the 1940 Act (“Rule 2a-5”), established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not

Notes to N-PORT Part F

Artisan Partners Funds
readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds have adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4. Artisan Partners was designated by the Funds' board of directors (the "Board") as the valuation designee for the Funds pursuant to Rule 2a-
5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing a valuation committee to establish fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the
Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of
Portfolio Securities by Artisan Partners Limited Partnership and under the general oversight of the Board. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices
(unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not deemed reliable.
When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.
(3) Fair Value Measurements:
Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements.
In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an asset or purchasing a liability in an orderly transaction to/from an independent buyer/seller in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2. A description of the fair value leveling techniques are described below:
Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, sovereign bonds, equity-linked securities, treasury bills, foreign currency forward contracts, other derivatives, and foreign equity securities in which the closing prices or bid quotations are adjusted for significant events, local market holidays or other unscheduled market closures, are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.
The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of December 31, 2025 (in thousands). Refer to each Fund’s Schedule of Investments for industry or country classifications.

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Developing World
Assets Description
Common Stocks
Americas $ 1,293,433 $ – $ – $ 1,293,433
Emerging Markets 972,500 776,154 – 1,748,654
Europe 43,645 289,226 – 332,871
Pacific Basin 364,787 – – 364,787
Investment Company 130,610 – – 130,610
Total Assets 2,804,975 1,065,380 – 3,870,355
0
Emerging Markets Debt Opportunities
Assets Description
Sovereign Government Bonds – 79,769 – 79,769
Corporate Bonds – 24,437 1,893 26,330
Bank Loans – 1,637 5,200 6,837
Convertible Bond – 395 – 395
Common Stock – – –
(1)
–
(1)
Sovereign Government Treasury Bills – 22,532 – 22,532
U.S. Treasury Obligations
– 16,255 – 16,255
Investment Company 90 – – 90
Foreign Currency Forward Contracts
(2)
– 1,133 – 1,133
Futures Contracts
(2)
207 – – 207
Centrally Cleared Interest Rate Swaps
(2)
– 374 – 374
OTC Total Return Swap Contracts
(2)
– 8 – 8
Total Assets 297 146,540 7,093 153,930
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (472) – (472)
Centrally Cleared Interest Rate Swaps
(2)
– (338) – (338)
OTC Total Return Swap Contracts
(2)
– (3) – (3)
Total Liabilities – (813) – (813)
Total 297 145,727 7,093 153,117
0
Floating Rate
Assets Description
Bank Loans – 78,487 – 78,487
Corporate Bonds – 4,387 – 4,387
Common Stocks – 555 – 555
Preferred Stock – 64 – 64
Warrant – – –
(1)
–
(1)
Investment Company 8,184 – – 8,184
Total Assets 8,184 83,493 –
(1)
91,677
0
Focus
Assets Description
Common Stocks 967,128 156,825 – 1,123,953
Options Purchased 60,792 – – 60,792
Investment Company 16,361 – – 16,361
Foreign Currency Forward Contracts
(2)
– 417 – 417
Total Assets 1,044,281 157,242 – 1,201,523
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (161) – (161)
Total Liabilities – (161) – (161)
Total 1,044,281 157,081 – 1,201,362
0
Global Discovery
Assets Description
Common Stocks
Americas 105,153 – – 105,153

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Global Discovery (continued)
Assets Description (continued)
Emerging Markets $ 846 $ 780 $ – $ 1,626
Europe 15,078 24,789 – 39,867
Pacific Basin 3,519 – – 3,519
Investment Company 4,854 – – 4,854
Total Assets 129,450 25,569 – 155,019
0
Global Equity
Assets Description
Common Stocks
Americas 25,717 470 – 26,187
Emerging Markets 1,153 55,202 –
(1)
56,355
Europe – 92,388 – 92,388
Middle East 1,854 – – 1,854
Pacific Basin – 12,371 – 12,371
Investment Company 4,888 – – 4,888
Total Assets 33,612 160,431 –
(1)
194,043
0
Global Opportunities
Assets Description
Common Stocks
Americas 1,147,479 – – 1,147,479
Emerging Markets – 137,838 – 137,838
Europe 120,243 296,464 – 416,707
Pacific Basin 32,907 22,499 – 55,406
Investment Company 54,932 – – 54,932
Total Assets 1,355,561 456,801 – 1,812,362
0
Global Unconstrained
Assets Description
Sovereign Government Bonds – 300,160 – 300,160
Corporate Bonds – 87,207 8,579 95,786
Common Stocks 15,662 17,079 –
(1)
32,741
Bank Loans – 6,677 15,797 22,474
Exchange Traded Fund 14,404 – – 14,404
Closed End Funds 4,285 – – 4,285
Convertible Bond – 1,651 – 1,651
Warrant – – 110 110
Sovereign Government Treasury Bills – 95,091 – 95,091
U.S. Treasury Obligations
– 84,527 – 84,527
Repurchase Agreements – 97,058 – 97,058
Investment Companies 3,628 – – 3,628
Foreign Currency Forward Contracts
(2)
– 3,214 – 3,214
Futures Contracts
(2)
871 – – 871
Centrally Cleared Credit Default Swaps
(2)
– 263 – 263
Centrally Cleared Interest Rate Swaps
(2)
– 148 – 148
OTC Credit Default Swaps
(2)
– 7 – 7
OTC Total Return Swap Contracts
(2)
– 63 – 63
Total Assets 38,850 693,145 24,486 756,481
Liabilities Description
Common Stock – (3,303) – (3,303)
Exchange Traded Funds (16,415) – – (16,415)
Corporate Bonds – (16,343) – (16,343)
Sovereign Government Bonds – (78,399) – (78,399)
Foreign Currency Forward Contracts
(2)
– (3,329) – (3,329)
Futures Contracts
(2)
(174) – – (174)
Centrally Cleared Credit Default Swaps
(2)
– (6,826) – (6,826)

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Global Unconstrained (continued)
Liabilities Description (continued)
Centrally Cleared Interest Rate Swaps
(2)
$ – $ (751) $ – $ (751)
OTC Credit Default Swap Contracts
(2)
– (22) – (22)
OTC Interest Rate Swap Contracts
(2)
– (72) – (72)
OTC Total Return Swap Contracts
(2)
– (7) – (7)
Total Liabilities (16,589) (109,052) – (125,641)
Total 22,261 584,093 24,486 630,840
0
Global Value
Assets Description
Common Stocks
Americas 1,349,362 223,655 – 1,573,017
Emerging Markets – 171,687 – 171,687
Europe 106,952 938,516 – 1,045,468
Investment Company 128,426 – – 128,426
Total Assets 1,584,740 1,333,858 – 2,918,598
Liabilities Description
0
High Income
Assets Description
Corporate Bonds – 6,521,754 – 6,521,754
Bank Loans – 3,012,819 – 3,012,819
Common Stocks – 45,965 – 45,965
Preferred Stock – 1,902 – 1,902
Warrant – – –
(1)
–
(1)
Investment Company 930,195 – – 930,195
Foreign Currency Forward Contracts
(2)
– 90 – 90
Total Assets 930,195 9,582,530 –
(1)
10,512,725
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (32) – (32)
Total Liabilities – (32) – (32)
Total 930,195 9,582,498 –
(1)
10,512,693
0
International
Assets Description
Common Stocks
Americas 85,956 14,607 – 100,563
Emerging Markets 111,494 1,507,774 –
(1)
1,619,268
Europe 66,089 3,614,748 – 3,680,837
Pacific Basin – 542,491 – 542,491
Investment Company 49,544 – – 49,544
Total Assets 313,083 5,679,620 –
(1)
5,992,703
0
International Explorer
Assets Description
Common Stocks
Americas 9,877 35,979 – 45,856
Emerging Markets – 26,732 – 26,732
Europe 10,609 194,712 – 205,321
Pacific Basin – 78,494 – 78,494
Convertible Bond
Europe – – 4,271 4,271
Investment Company 42,458 – – 42,458
Total Assets 62,944 335,917 4,271 403,132
0

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
International Small-Mid
Assets Description
Common Stocks
Americas $ 749,463 $ – $ – $ 749,463
Emerging Markets 49,205 45,486 – 94,691
Europe 50,671 1,233,198 – 1,283,869
Middle East 149,059 27,863 – 176,922
Pacific Basin – 506,771 – 506,771
Investment Company 41,174 – – 41,174
Total Assets 1,039,572 1,813,318 – 2,852,890
0
International Value
Assets Description
Common Stocks
Americas 6,714,340 2,369,323 – 9,083,663
Emerging Markets 185,470 4,771,728 20,700 4,977,898
Europe 855,901 20,830,852 – 21,686,753
Investment Company 4,636,033 – – 4,636,033
Miscellaneous Securities 143,272 1,015,397 – 1,158,669
Foreign Currency Forward Contracts
(2)
– 28,424 – 28,424
Total Assets 12,535,016 29,015,724 20,700 41,571,440
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (43,821) – (43,821)
Total Liabilities – (43,821) – (43,821)
Total 12,535,016 28,971,903 20,700 41,527,619
0
Mid Cap
Assets Description
Common Stocks 3,231,472 – – 3,231,472
Investment Company 9,873 – – 9,873
Total Assets 3,241,345 – – 3,241,345
0
Mid Cap Value
Assets Description
Common Stocks 589,786 – –
(1)
589,786
Investment Company 9,146 – – 9,146
Total Assets 598,932 – –
(1)
598,932
0
Select Equity
Assets Description
Common Stocks 60,563 14,328 – 74,891
Investment Company 6,213 – – 6,213
Total Assets 66,776 14,328 – 81,104
Liabilities Description
0
Small Cap
Assets Description
Common Stocks 941,789 – – 941,789
Investment Company 6,110 – – 6,110
Total Assets 947,899 – – 947,899
0
Sustainable Emerging Markets
Assets Description
Common Stocks
Americas 2,429 – – 2,429
Emerging Markets 54,850 362,632 –
(1)
417,482
Europe – 2,543 – 2,543
Pacific Basin 15,319 5,617 – 20,936

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Sustainable Emerging Markets (continued)
Assets Description (continued)
Investment Company $ 15,970 $ – $ – $ 15,970
Total Assets 88,568 370,792 –
(1)
459,360
0
Value
Assets Description
Common Stocks 248,902 59,665 – 308,567
Investment Company 5,440 – – 5,440
Total Assets 254,342 59,665 – 314,007
0
Value Income
Assets Description
Common Stocks 13,621 2,138 – 15,759
Preferred Stock 289 – – 289
Investment Company 540 – – 540
Total Assets 14,450 2,138 – 16,588
Liabilities Description
Written Options (22) – – (22)
Total Liabilities (22) – – (22)
Total 14,428 2,138 – 16,566
(1)
Includes one or more securities valued at $0.
(2)
Foreign currency forward contracts, futures contracts, OTC swap contracts and centrally cleared swap contracts are valued at unrealized appreciation (depreciation).

Notes to N-PORT Part F

Artisan Partners Funds
Information about Level 3 fair value measurements (dollar values in thousands):
.
Assets
Fair Value at
December 31, 2025
Valuation
Technique Unobservable Input(s) Range
Weighted
Average
Impact to Fair
Value from an
Increase in
Input
Emerging Markets Debt
Opportunities
Corporate Bond $ 100
Midpoint between last quote
and expected recovery rate
Recovery rate 20% 20% Increase
Corporate Bond 1,793 Market comparable(s)
Benchmark
Transaction Spread
17.02%
0.32%
17.02%
0.32%
Increase
Increase
Bank Loans 5,200 Discounted Cash Flow
Benchmark
Transaction Spread
4.44% - 43.83%
(3.28)% - 1.26%
8.08%
(0.72)%
Increase
Common Stock –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Total 7,093
Floating Rate
Warrant –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Global Equity
Common Stock –
(1)
Last quote in a restricted
market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Global Unconstrained
Common Stock –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Corporate Bond 250
Midpoint between last quote
and expected recovery rate
Recovery rate 20% 20% Increase
Corporate Bond 8,329 Market comparable(s)
Benchmark
Transaction Spread
17.02%
0.32%
17.02%
0.32%
Increase
Increase
Bank Loans 15,797 Discounted Cash Flow
Benchmark
Transaction Spread
4.44% - 43.83%
(3.28)% - 1.26%
6.71%
(0.96)%
Increase
Warrant 110 Broker quote Single broker quote $7.40 $7.40 Increase
Total 24,486
High Income
Warrant –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
International
Common Stock –
(1)
Last quote in a restricted
market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
International Explorer
Convertible Bond 4,271 Jump Diffusion
Benchmark
Transaction Spread
Strike
Volatility
8.04%
8.52%
3.00 - 7.50
53.50% - 74.68%
8.04%
8.52%
5.10
60.58%
Increase
Increase
Increase
Increase
International Value
Common Stock 20,700 Mark-to-Model approach
Collateral Income
Net Earned Premiums
Profit Commission
Losses
$17,242 - $18,016
$110,846 - $110,958
$(7,455) - $(8,428)
$(69,124) - $(73,105)
$17,629
$110,902
$(7,942)
$(71,115)
Increase
Increase
Increase
Increase
Mid Cap Value
Common Stock –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Sustainable Emerging Markets
Common Stock –
(1)
Last quote in a restricted
market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
(1)
Includes one or more securities valued at $0.

Notes to N-PORT Part F

Artisan Partners Funds
Emerging Markets Debt
Opportunities Floating Rate Global Equity Global Unconstrained High Income
Balance as of  September 30, 2025 $ 7,015 $ –
(1)
$ –
(1)
$ 23,948 $ –
(1)
Transfers into Level 3 – – – – –
Net change in unrealized appreciation (depreciation) (96) – – (1) –
Purchases 251 – – 626 –
Sales (86) – – (114) –
Accrued Amortization 5 – – 14 –
Realized Gain/Loss – – – – –
Transfers out of Level 3 4 – – 13 –
Balance as of  December 31, 2025 $ 7,093 $ –
(1)
$ –
(1)
$ 24,486 $ –
(1)
Net change in unrealized appreciation (depreciation)
for investments held as of  December 31, 2025 $ (96) $ – $ – $ (1) $ –
International International Explorer International Value Mid Cap Value
Sustainable Emerging
Markets
Balance as of  September 30, 2025 $ –
(1)
$ 4,050 $ 22,600 $ –
(1)
$ –
(1)
Transfers into Level 3 – – – – –
Net change in unrealized appreciation (depreciation) – 55 (1,900) – –
Purchases – – – – –
Sales – – – – –
Accrued Amortization – 166 – – –
Realized Gain/Loss – – – – –
Transfers out of Level 3 – – – – –
Balance as of  December 31, 2025 $ –
(1)
$ 4,271 $ 20,700 $ –
(1)
$ –
(1)
Net change in unrealized appreciation (depreciation)
for investments held as of  December 31, 2025 $ – $ 55 $ (1,900) $ – $ –
(1)
Includes one or more securities valued at $0.

Notes to N-PORT Part F

Artisan Partners Funds
(4) Transactions in Securities of Affiliates:
The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended December 31,
2025 (shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities
(as defined by the 1940 Act) during the period ended December 31, 2025.
.
As of
9/30/2025
Net Increase
(Decrease) in As of 12/31/2025
Shares / Net Unrealized Shares /
Funds
$ Principal
Balance Value Purchases at Cost
Proceeds from
Sales
Realized Gain
(Loss) Amortization
Appreciation or
Depreciation
$ Principal
Balance Value
Dividend
Income
@
International Explorer
Common Stock
IQE plc *
(1)
60,785 $ 6,125 $ — $ — $ — $ — $ (2,087) 60,785 $ 4,038 $ —
M&C Saatchi plc
(1)
6,157 12,082 176 — — — (1,181) 6,273 11,077 —
Convertible Bond
IQE plc , Zero coupon
03/13/2026
(1)(2)
3,292 4,050 — — — 166 55 3,292 4,271 —
Total $22,257 $176 $— $— $166 $(3,213) $19,386 $—
International Value
Common Stock
Barry Callebaut AG
(1)
517 709,947 1,437 (21,571) (234) — 137,739 503 827,318 —
Berkeley Group Holdings
plc
(1)
7,289 376,481 647 (13,822) (6,553) — 12,058 7,021 368,811 —
Brenntag SE
(1)
19,543 1,171,151 46,774 (15,805) (4,876) — (26,344) 20,104 1,170,900 —
DSM-Firmenich AG
‡(1)
9,663 826,267 323,038 — — — (42,576) 13,696 1,106,729 —
ICON plc * 5,276 923,359 1,784 (21,122) 1,571 — 36,489 5,170 942,081 —
Koninklijke Philips NV
(1)
56,521 1,547,288 9,668 (61,699) 428 — (17,692) 54,609 1,477,993 —
Pearson plc
(1)
36,183 514,254 88,258 — — — 126 42,702 602,638 —
Sensata Technologies
Holding plc 11,048 337,515 661 (21,382) (11,024) — 42,198 10,453 347,968 1,326
Total $6,406,262 $472,267 $(155,401) $(20,688) $— $141,998 $6,844,438 $1,326
@
Net of foreign taxes withheld, if any.
*
Non-income producing security.
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. See notes (2) and (3).
(2)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
‡
Issuer was not an affiliate as of September 30, 2025.